UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
COMMON STOCK - 40.78%

AMUSEMENT & RECREATION SERVICES - 0.07%
       6,817  HARRAH'S ENTERTAINMENT INCORPORATED                                                  $     455,989
      20,965  INTERNATIONAL GAME TECHNOLOGY<<                                                            720,777

                                                                                                       1,176,766
                                                                                                   -------------

APPAREL & ACCESSORY STORES - 0.19%
      53,334  GAP INCORPORATED                                                                         1,126,414
      20,871  KOHL'S CORPORATION+                                                                      1,026,227
      24,724  LIMITED BRANDS                                                                             569,147
       8,521  NORDSTROM INCORPORATED<<                                                                   398,186

                                                                                                       3,119,974
                                                                                                   -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.05%
       7,435  JONES APPAREL GROUP INCORPORATED                                                           271,898
       6,603  LIZ CLAIBORNE INCORPORATED                                                                 278,712
       6,757  VF CORPORATION                                                                             374,203

                                                                                                         924,813
                                                                                                   -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
      16,094  AUTONATION INCORPORATED+<<                                                                 309,166
       4,853  AUTOZONE INCORPORATED+<<                                                                   443,127

                                                                                                         752,293
                                                                                                   -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
       3,911  RYDER SYSTEM INCORPORATED                                                                  186,828
                                                                                                   -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.07%
       7,561  CENTEX CORPORATION                                                                         450,484
       2,817  KB HOME                                                                                    294,095
       7,759  PULTE HOMES INCORPORATED                                                                   495,024

                                                                                                       1,239,603
                                                                                                   -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.52%
     133,586  HOME DEPOT INCORPORATED                                                                  5,709,466
      47,009  LOWE'S COMPANIES INCORPORATED                                                            2,707,248
       8,598  SHERWIN-WILLIAMS COMPANY                                                                   383,729

                                                                                                       8,800,443
                                                                                                   -------------

BUSINESS SERVICES - 2.97%
      14,516  ADOBE SYSTEMS INCORPORATED                                                                 910,734
       7,819  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                       470,626
      13,960  AUTODESK INCORPORATED<<                                                                    529,782
      35,437  AUTOMATIC DATA PROCESSING INCORPORATED                                                   1,571,631
      13,502  BMC SOFTWARE INCORPORATED+                                                                 251,137

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
BUSINESS SERVICES (continued)
      64,047  CENDANT CORPORATION                                                                  $   1,497,419
      10,304  CITRIX SYSTEMS INCORPORATED+                                                               252,757
      35,626  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                           1,106,544
      11,513  COMPUTER SCIENCES CORPORATION+                                                             648,988
      23,551  COMPUWARE CORPORATION+                                                                     152,375
       8,614  CONVERGYS CORPORATION+<<                                                                   129,124
      40,326  EBAY INCORPORATED+                                                                       4,689,107
      18,574  ELECTRONIC ARTS INCORPORATED+<<                                                          1,145,644
      31,259  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                      722,083
       8,217  EQUIFAX INCORPORATED                                                                       230,898
      50,482  FIRST DATA CORPORATION                                                                   2,147,504
      11,898  FISERV INCORPORATED+                                                                       478,181
      14,110  IMS HEALTH INCORPORATED                                                                    327,493
      25,725  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<                                              344,715
      11,402  INTUIT INCORPORATED+                                                                       501,802
       5,135  MERCURY INTERACTIVE CORPORATION+<<                                                         233,899
     661,352  MICROSOFT CORPORATION                                                                   17,664,712
       7,244  MONSTER WORLDWIDE INCORPORATED+                                                            243,688
       5,669  NCR CORPORATION+<<                                                                         392,465
      22,865  NOVELL INCORPORATED+                                                                       154,339
      11,334  OMNICOM GROUP INCORPORATED                                                                 955,683
     311,980  ORACLE CORPORATION+                                                                      4,280,366
      16,371  PARAMETRIC TECHNOLOGY CORPORATION+                                                          96,425
      22,857  PEOPLESOFT INCORPORATED+                                                                   605,253
      10,547  ROBERT HALF INTERNATIONAL INCORPORATED                                                     310,398
      30,913  SIEBEL SYSTEMS INCORPORATED+                                                               324,586
     204,586  SUN MICROSYSTEMS INCORPORATED+                                                           1,100,673
      17,572  SUNGARD DATA SYSTEMS INCORPORATED+                                                         497,815
      38,579  SYMANTEC CORPORATION+<<                                                                    993,795
      20,435  UNISYS CORPORATION+                                                                        208,028
      25,679  VERITAS SOFTWARE CORPORATION+                                                              733,135
      83,634  YAHOO! INCORPORATED+                                                                     3,151,329

                                                                                                      50,055,133
                                                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 4.10%
      94,741  ABBOTT LABORATORIES                                                                      4,419,668
      13,827  AIR PRODUCTS & CHEMICALS INCORPORATED                                                      801,551
       5,536  ALBERTO-CULVER COMPANY CLASS B                                                             268,884
      77,266  AMGEN INCORPORATED+                                                                      4,956,614
       6,719  AVERY DENNISON CORPORATION                                                                 402,938
      28,771  AVON PRODUCTS INCORPORATED                                                               1,113,438
     118,357  BRISTOL-MYERS SQUIBB COMPANY<<                                                           3,032,306
      11,366  CHIRON CORPORATION+                                                                        378,829
       9,246  CLOROX COMPANY                                                                             544,867
      32,258  COLGATE PALMOLIVE COMPANY                                                                1,650,319
      57,363  DOW CHEMICAL COMPANY                                                                     2,840,042
      60,419  DU PONT (E.I.) DE NEMOURS & COMPANY                                                      2,963,552
       4,740  EASTMAN CHEMICAL COMPANY                                                                   273,640
      15,677  ECOLAB INCORPORATED                                                                        550,733

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      68,841  ELI LILLY & COMPANY                                                                  $   3,906,727
      22,411  FOREST LABORATORIES INCORPORATED+<<                                                      1,005,357
      15,078  GENZYME CORPORATION+                                                                       875,579
      26,335  GILEAD SCIENCES INCORPORATED+                                                              921,462
      60,395  GILLETTE COMPANY                                                                         2,704,488
       3,106  GREAT LAKES CHEMICAL CORPORATION                                                            88,490
       9,495  HOSPIRA INCORPORATED+                                                                      318,082
       5,732  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                            245,559
      14,694  KING PHARMACEUTICALS INCORPORATED+                                                         182,206
      15,130  MEDIMMUNE INCORPORATED+                                                                    410,174
     134,902  MERCK & COMPANY INCORPORATED                                                             4,335,750
      16,083  MONSANTO COMPANY                                                                           893,411
      16,370  MYLAN LABORATORIES INCORPORATED                                                            289,422
     458,134  PFIZER INCORPORATED                                                                     12,319,223
      10,456  PPG INDUSTRIES INCORPORATED                                                                712,681
      19,753  PRAXAIR INCORPORATED                                                                       872,095
     154,314  PROCTER & GAMBLE COMPANY                                                                 8,499,615
      13,677  ROHM & HAAS COMPANY                                                                        604,934
      89,592  SCHERING-PLOUGH CORPORATION                                                              1,870,681
       4,199  SIGMA-ALDRICH CORPORATION                                                                  253,872
       6,661  WATSON PHARMACEUTICALS INCORPORATED+                                                       218,547
      81,163  WYETH                                                                                    3,456,732

                                                                                                      69,182,468
                                                                                                   -------------

COMMUNICATIONS - 1.71%
      18,478  ALLTEL CORPORATION                                                                       1,085,767
      48,415  AT&T CORPORATION                                                                           922,790
      27,849  AVAYA INCORPORATED+<<                                                                      479,003
     111,431  BELLSOUTH CORPORATION                                                                    3,096,668
       8,186  CENTURYTEL INCORPORATED                                                                    290,357
      34,890  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                1,168,466
     135,042  COMCAST CORPORATION CLASS A+<<                                                           4,494,198
      67,603  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<                                            2,028,090
     110,467  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                           490,474
     201,687  SBC COMMUNICATIONS INCORPORATED                                                          5,197,474
      89,484  SPRINT CORPORATION-FON GROUP                                                             2,223,665
      19,661  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                           575,477
     168,444  VERIZON COMMUNICATIONS INCORPORATED                                                      6,823,666

                                                                                                      28,876,095
                                                                                                   -------------

DEPOSITORY INSTITUTIONS - 4.31%
      21,602  AMSOUTH BANCORPORATION                                                                     559,492
     245,715  BANK OF AMERICA CORPORATION                                                             11,546,148
      47,261  BANK OF NEW YORK COMPANY INCORPORATED                                                    1,579,463
      33,602  BB&T CORPORATION                                                                         1,412,964
     315,708  CITIGROUP INCORPORATED                                                                  15,210,811
      10,375  COMERICA INCORPORATED                                                                      633,083
       7,461  COMPASS BANCSHARES INCORPORATED                                                            363,127

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
      34,145  FIFTH THIRD BANCORP                                                                  $   1,614,376
       7,490  FIRST HORIZON NATIONAL CORPORATION                                                         322,894
      18,627  GOLDEN WEST FINANCIAL CORPORATION                                                        1,144,070
      14,058  HUNTINGTON BANCSHARES INCORPORATED                                                         348,357
     216,715  JP MORGAN CHASE & COMPANY                                                                8,454,052
      24,735  KEYCORP                                                                                    838,517
       7,065  M&T BANK CORPORATION                                                                       761,890
      13,592  MARSHALL & ILSLEY CORPORATION                                                              600,766
      25,765  MELLON FINANCIAL CORPORATION                                                               801,549
      41,216  NATIONAL CITY CORPORATION                                                                1,547,661
      28,630  NORTH FORK BANCORPORATION INCORPORATED                                                     825,976
      13,335  NORTHERN TRUST CORPORATION                                                                 647,814
      17,193  PNC FINANCIAL SERVICES GROUP                                                               987,566
      28,274  REGIONS FINANCIAL CORPORATION                                                            1,006,272
      20,999  SOVEREIGN BANCORP INCORPORATED                                                             473,527
      20,282  STATE STREET CORPORATION                                                                   996,252
      22,555  SUNTRUST BANKS INCORPORATED<<                                                            1,666,363
      18,837  SYNOVUS FINANCIAL CORPORATION                                                              538,361
     113,585  US BANCORP                                                                               3,557,482
      97,554  WACHOVIA CORPORATION                                                                     5,131,340
      53,112  WASHINGTON MUTUAL INCORPORATED                                                           2,245,575
     102,921  WELLS FARGO & COMPANY++                                                                  6,396,540
       5,454  ZIONS BANCORPORATION                                                                       371,036

                                                                                                      72,583,324
                                                                                                   -------------

EATING & DRINKING PLACES - 0.23%
       9,564  DARDEN RESTAURANTS INCORPORATED<<                                                          265,305
      76,479  MCDONALD'S CORPORATION                                                                   2,451,917
       6,933  WENDY'S INTERNATIONAL INCORPORATED                                                         272,190
      17,819  YUM! BRANDS INCORPORATED<<                                                                 840,700

                                                                                                       3,830,112
                                                                                                   -------------

EDUCATIONAL SERVICES - 0.05%
      11,268  APOLLO GROUP INCORPORATED CLASS A+                                                         909,440
                                                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.38%
      39,468  AES CORPORATION+                                                                           539,528
       8,349  ALLEGHENY ENERGY INCORPORATED+<<                                                           164,559
      19,360  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                    179,661
      11,850  AMEREN CORPORATION                                                                         594,159
      24,071  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                             826,598
      32,503  CALPINE CORPORATION+<<                                                                     128,062
      18,725  CENTERPOINT ENERGY INCORPORATED<<                                                          211,592
      11,025  CINERGY CORPORATION                                                                        458,971
      20,406  CITIZENS COMMUNICATIONS COMPANY<<                                                          281,399
      11,845  CMS ENERGY CORPORATION+<<                                                                  123,780
      14,722  CONSOLIDATED EDISON INCORPORATED<<                                                         644,087
      10,697  CONSTELLATION ENERGY GROUP INCORPORATED                                                    467,566

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      20,162  DOMINION RESOURCES INCORPORATED                                                      $   1,365,774
      10,582  DTE ENERGY COMPANY                                                                         456,402
      58,195  DUKE ENERGY CORPORATION<<                                                                1,474,079
      23,118  DYNEGY INCORPORATED CLASS A+<<                                                             106,805
      19,820  EDISON INTERNATIONAL                                                                       634,835
      39,129  EL PASO CORPORATION                                                                        406,942
      13,598  ENTERGY CORPORATION                                                                        919,089
      40,304  EXELON CORPORATION                                                                       1,776,197
      20,064  FIRSTENERGY CORPORATION                                                                    792,729
      11,289  FPL GROUP INCORPORATED<<                                                                   843,853
       9,769  KEYSPAN CORPORATION                                                                        385,387
       7,536  KINDER MORGAN INCORPORATED                                                                 551,108
       2,681  NICOR INCORPORATED                                                                          99,036
      16,448  NISOURCE INCORPORATED                                                                      374,685
       2,289  PEOPLES ENERGY CORPORATION                                                                 100,601
      24,523  PG&E CORPORATION+                                                                          816,125
       5,570  PINNACLE WEST CAPITAL CORPORATION                                                          247,364
      11,500  PPL CORPORATION                                                                            612,720
      15,028  PROGRESS ENERGY INCORPORATED                                                               679,867
      14,460  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                               748,594
      14,197  SEMPRA ENERGY<<                                                                            520,746
      44,997  SOUTHERN COMPANY<<                                                                       1,508,299
      12,146  TECO ENERGY INCORPORATED<<                                                                 186,320
      14,613  TXU CORPORATION<<                                                                          943,415
      34,804  WASTE MANAGEMENT INCORPORATED                                                            1,042,032
      33,850  WILLIAMS COMPANIES INCORPORATED<<                                                          551,416
      24,353  XCEL ENERGY INCORPORATED                                                                   443,225

                                                                                                      23,207,607
                                                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.01%
      49,206  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                     131,872
      23,476  ADVANCED MICRO DEVICES INCORPORATED+<<                                                     516,942
      22,647  ALTERA CORPORATION+                                                                        468,793
      11,635  AMERICAN POWER CONVERSION CORPORATION                                                      248,989
      22,863  ANALOG DEVICES INCORPORATED                                                                844,102
       9,781  ANDREW CORPORATION+<<                                                                      133,315
      18,745  APPLIED MICRO CIRCUITS CORPORATION+                                                         78,917
      20,018  BROADCOM CORPORATION CLASS A+<<                                                            646,181
      34,782  CIENA CORPORATION+                                                                         116,172
      12,023  COMVERSE TECHNOLOGY INCORPORATED+<<                                                        293,962
       5,583  COOPER INDUSTRIES LIMITED CLASS A                                                          379,030
      25,533  EMERSON ELECTRIC COMPANY                                                                 1,789,863
      23,714  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                              435,389
     643,135  GENERAL ELECTRIC COMPANY                                                                23,474,428
     384,647  INTEL CORPORATION                                                                        8,996,893
     101,268  INTERNATIONAL BUSINESS MACHINES CORPORATION                                              9,983,000
      12,257  JABIL CIRCUIT INCORPORATED+                                                                313,534
      87,843  JDS UNIPHASE CORPORATION+<<                                                                278,462
      11,889  KLA-TENCOR CORPORATION+                                                                    553,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       7,005  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                            $      513,046
      18,678  LINEAR TECHNOLOGY CORPORATION                                                              723,959
      23,416  LSI LOGIC CORPORATION+                                                                     128,320
     268,921  LUCENT TECHNOLOGIES INCORPORATED+<<                                                      1,011,143
      19,785  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                     838,686
       4,819  MAYTAG CORPORATION<<                                                                       101,681
      37,255  MICRON TECHNOLOGY INCORPORATED+<<                                                          460,099
      11,461  MOLEX INCORPORATED                                                                         343,830
     148,094  MOTOROLA INCORPORATED                                                                    2,547,217
      21,786  NATIONAL SEMICONDUCTOR CORPORATION                                                         391,059
      21,825  NETWORK APPLIANCE INCORPORATED+                                                            725,027
       8,503  NOVELLUS SYSTEMS INCORPORATED+                                                             237,149
      10,111  NVIDIA CORPORATION+<<                                                                      238,215
      10,841  PMC-SIERRA INCORPORATED+<<                                                                 121,961
       5,106  POWER-ONE INCORPORATED+                                                                     45,546
       5,629  QLOGIC CORPORATION+                                                                        206,753
      99,710  QUALCOMM INCORPORATED                                                                    4,227,704
      10,739  ROCKWELL COLLINS INCORPORATED                                                              423,546
      31,703  SANMINA-SCI CORPORATION+<<                                                                 268,524
       9,326  SCIENTIFIC-ATLANTA INCORPORATED<<                                                          307,851
      59,060  SOLECTRON CORPORATION+                                                                     314,790
      28,104  TELLABS INCORPORATED+                                                                      241,413
     105,115  TEXAS INSTRUMENTS INCORPORATED                                                           2,587,931
       4,040  WHIRLPOOL CORPORATION<<                                                                    279,608
      21,188  XILINX INCORPORATED<<                                                                      628,224

                                                                                                      67,596,916
                                                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.14%
       5,097  FLUOR CORPORATION                                                                          277,837
       8,997  MOODY'S CORPORATION                                                                        781,389
      23,006  PAYCHEX INCORPORATED                                                                       784,045
       6,156  QUEST DIAGNOSTICS INCORPORATED                                                             588,206

                                                                                                       2,431,477
                                                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
      6,850  BALL CORPORATION                                                                            301,263
      8,769  FORTUNE BRANDS INCORPORATED                                                                 676,792
     17,987  ILLINOIS TOOL WORKS INCORPORATED                                                          1,667,035
     27,253  MASCO CORPORATION                                                                           995,552
      3,500  SNAP-ON INCORPORATED                                                                        120,260

                                                                                                       3,760,902
                                                                                                   -------------

FINANCIAL SERVICES - 0.01%
      14,374  JANUS CAPITAL GROUP INCORPORATED                                                           241,627
                                                                                                   -------------

FOOD & KINDRED PRODUCTS - 1.43%
       2,276  ADOLPH COORS COMPANY CLASS B<<                                                             172,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
FOOD & KINDRED PRODUCTS (continued)
      48,062  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                $   2,438,185
      39,816  ARCHER-DANIELS-MIDLAND COMPANY                                                             888,295
      25,030  CAMPBELL SOUP COMPANY                                                                      748,147
     147,181  COCA-COLA COMPANY                                                                        6,127,145
      28,544  COCA-COLA ENTERPRISES INCORPORATED                                                         595,142
      31,286  CONAGRA FOODS INCORPORATED                                                                 921,373
      22,164  GENERAL MILLS INCORPORATED                                                               1,101,772
       6,811  HERCULES INCORPORATED+                                                                     101,143
      14,970  HERSHEY FOODS CORPORATION                                                                  831,434
      21,250  HJ HEINZ COMPANY                                                                           828,537
      25,118  KELLOGG COMPANY                                                                          1,121,770
       8,316  MCCORMICK & COMPANY INCORPORATED                                                           320,998
      15,213  PEPSI BOTTLING GROUP INCORPORATED<<                                                        411,360
     102,472  PEPSICO INCORPORATED                                                                     5,349,038
      47,742  SARA LEE CORPORATION                                                                     1,152,492
      13,653  WM WRIGLEY JR COMPANY                                                                      944,651

                                                                                                      24,053,707
                                                                                                   -------------

FOOD STORES - 0.17%
      22,390  ALBERTSON'S INCORPORATED                                                                   534,673
      44,962  KROGER COMPANY+                                                                            788,634
      24,331  STARBUCKS CORPORATION+                                                                   1,517,281

                                                                                                       2,840,588
                                                                                                   -------------

FORESTRY - 0.06%
      14,591  WEYERHAEUSER COMPANY<<                                                                     980,807
                                                                                                   -------------

FURNITURE & FIXTURES - 0.04%
      11,612  LEGGETT & PLATT INCORPORATED                                                               330,129
      16,716  NEWELL RUBBERMAID INCORPORATED<<                                                           404,360

                                                                                                         734,489
                                                                                                   -------------

GENERAL MERCHANDISE STORES - 0.41%
       6,865  BIG LOTS INCORPORATED+<<                                                                    83,272
      19,933  DOLLAR GENERAL CORPORATION                                                                 414,008
      10,200  FAMILY DOLLAR STORES INCORPORATED                                                          318,546
      10,293  FEDERATED DEPARTMENT STORES INCORPORATED                                                   594,833
      17,374  JC PENNEY COMPANY INCORPORATED                                                             719,284
      17,762  MAY DEPARTMENT STORES COMPANY                                                              522,203
      12,581  SEARS ROEBUCK & COMPANY<<                                                                  642,008
      54,471  TARGET CORPORATION                                                                       2,828,679
      29,313  TJX COMPANIES INCORPORATED                                                                 736,636

                                                                                                       6,859,469
                                                                                                   -------------

HEALTH SERVICES - 0.28%
      20,291  BIOGEN IDEC INCORPORATED+                                                                1,351,584
      27,652  CAREMARK RX INCORPORATED+                                                                1,090,318

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
HEALTH SERVICES (continued)
      25,624  HCA INCORPORATED                                                                     $   1,023,935
      14,807  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                       336,415
       8,415  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                419,235
       5,258  MANOR CARE INCORPORATED                                                                    186,291
      28,388  TENET HEALTHCARE CORPORATION+<<                                                            311,700

                                                                                                       4,719,478
                                                                                                   -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.23%
       5,765  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                          222,183
      11,903  ARCHSTONE-SMITH TRUST                                                                      455,885
      24,530  EQUITY OFFICE PROPERTIES TRUST                                                             714,314
      17,201  EQUITY RESIDENTIAL<<                                                                       622,332
      11,167  PLUM CREEK TIMBER COMPANY<<                                                                429,259
      11,187  PROLOGIS                                                                                   484,733
      13,454  SIMON PROPERTY GROUP INCORPORATED                                                          870,070

                                                                                                       3,798,776
                                                                                                   -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.14%
      18,306  BED BATH & BEYOND INCORPORATED+                                                            729,128
      19,734  BEST BUY COMPANY INCORPORATED                                                            1,172,594
      11,887  CIRCUIT CITY STORES INCORPORATED                                                           185,913
       9,640  RADIO SHACK CORPORATION                                                                    316,963

                                                                                                       2,404,598
                                                                                                   -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
      23,483  HILTON HOTELS CORPORATION                                                                  534,003
      13,603  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                856,717
      12,609  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                           736,366

                                                                                                       2,127,086
                                                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.95%
      47,360  3M COMPANY                                                                               3,886,835
      13,049  AMERICAN STANDARD COMPANIES INCORPORATED+<<                                                539,185
      24,458  APPLE COMPUTER INCORPORATED+                                                             1,575,095
     103,308  APPLIED MATERIALS INCORPORATED+                                                          1,766,567
      20,407  BAKER HUGHES INCORPORATED<<                                                                870,767
       4,911  BLACK & DECKER CORPORATION                                                                 433,789
      20,758  CATERPILLAR INCORPORATED                                                                 2,024,112
     400,570  CISCO SYSTEMS INCORPORATED+                                                              7,731,001
       2,768  CUMMINS INCORPORATED<<                                                                     231,931
      15,095  DEERE & COMPANY                                                                          1,123,068
     151,127  DELL INCORPORATED+                                                                       6,368,492
      12,371  DOVER CORPORATION                                                                          518,840
     145,773  EMC CORPORATION+                                                                         2,167,644
      22,735  GATEWAY INCORPORATED+                                                                      136,637
      10,476  INGERSOLL-RAND COMPANY CLASS A                                                             841,223
       7,852  LEXMARK INTERNATIONAL INCORPORATED+                                                        667,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       7,543  PALL CORPORATION                                                                     $     218,370
       7,267  PARKER HANNIFIN CORPORATION                                                                550,402
      14,029  PITNEY BOWES INCORPORATED                                                                  649,262
       5,004  STANLEY WORKS                                                                              245,146
      14,639  SYMBOL TECHNOLOGIES INCORPORATED<<                                                         253,255

                                                                                                      32,799,041
                                                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
      17,288  ACE LIMITED                                                                                739,062
      19,250  AON CORPORATION                                                                            459,305
       9,697  HUMANA INCORPORATED+<<                                                                     287,904
       8,305  JEFFERSON-PILOT CORPORATION                                                                431,528
      32,054  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                1,054,576
      16,576  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                       689,562
      45,280  METLIFE INCORPORATED<<                                                                   1,834,293
      18,036  UNUMPROVIDENT CORPORATION                                                                  323,566

                                                                                                       5,819,796
                                                                                                   -------------

INSURANCE CARRIERS - 1.96%
       8,982  AETNA INCORPORATED<<                                                                     1,120,504
      30,780  AFLAC INCORPORATED                                                                       1,226,275
      41,744  ALLSTATE CORPORATION                                                                     2,159,000
       6,610  AMBAC FINANCIAL GROUP INCORPORATED                                                         542,879
     158,444  AMERICAN INTERNATIONAL GROUP INCORPORATED                                               10,405,017
      11,653  CHUBB CORPORATION<<                                                                        896,116
       8,166  CIGNA CORPORATION                                                                          666,101
      10,222  CINCINNATI FINANCIAL CORPORATION                                                           452,426
      17,867  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                           1,238,362
      10,621  LINCOLN NATIONAL CORPORATION                                                               495,788
      11,284  LOEWS CORPORATION                                                                          793,265
       8,560  MBIA INCORPORATED                                                                          541,677
       5,887  MGIC INVESTMENT CORPORATION<<                                                              405,673
      18,673  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                     764,473
      12,179  PROGRESSIVE CORPORATION<<                                                                1,033,266
      31,207  PRUDENTIAL FINANCIAL INCORPORATED                                                        1,715,137
       7,715  SAFECO CORPORATION<<                                                                       403,031
      40,725  ST. PAUL COMPANIES INCORPORATED                                                          1,509,676
       6,576  TORCHMARK CORPORATION                                                                      375,753
      39,762  UNITEDHEALTH GROUP INCORPORATED                                                          3,500,249
      17,955  WELLPOINT INCORPORATED+                                                                  2,064,825
       8,434  XL CAPITAL LIMITED CLASS A                                                                 654,900

                                                                                                      32,964,393
                                                                                                   -------------

LEATHER & LEATHER PRODUCTS - 0.04%
      11,492  COACH INCORPORATED+                                                                        648,149
                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
      15,699  GEORGIA-PACIFIC CORPORATION                                                          $     588,398
       6,694  LOUISIANA-PACIFIC CORPORATION                                                              178,998

                                                                                                         767,396
                                                                                                   -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.26%
      29,540  AGILENT TECHNOLOGIES INCORPORATED+                                                         711,914
       7,986  ALLERGAN INCORPORATED                                                                      647,425
      11,924  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP<<                                             249,331
       3,252  BAUSCH & LOMB INCORPORATED                                                                 209,624
      37,500  BAXTER INTERNATIONAL INCORPORATED                                                        1,295,250
      15,408  BECTON DICKINSON & COMPANY                                                                 875,174
      15,399  BIOMET INCORPORATED<<                                                                      668,163
      51,372  BOSTON SCIENTIFIC CORPORATION+                                                           1,826,274
       6,366  C.R. BARD INCORPORATED                                                                     407,297
      18,774  DANAHER CORPORATION                                                                      1,077,815
      17,439  EASTMAN KODAK COMPANY                                                                      562,408
       7,134  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                            445,019
      19,379  GUIDANT CORPORATION<<                                                                    1,397,226
      73,530  MEDTRONIC INCORPORATED                                                                   3,652,235
       3,025  MILLIPORE CORPORATION                                                                      150,675
       7,792  PERKINELMER INCORPORATED                                                                   175,242
      27,500  RAYTHEON COMPANY                                                                         1,067,825
      11,204  ROCKWELL AUTOMATION INCORPORATED<<                                                         555,158
      21,750  ST. JUDE MEDICAL INCORPORATED+                                                             911,977
      24,456  STRYKER CORPORATION                                                                      1,180,002
       5,475  TEKTRONIX INCORPORATED                                                                     165,400
      11,812  TERADYNE INCORPORATED+<<                                                                   201,631
       9,730  THERMO ELECTRON CORPORATION+                                                               293,749
       7,351  WATERS CORPORATION+                                                                        343,953
      58,009  XEROX CORPORATION+<<                                                                       986,733
      14,922  ZIMMER HOLDINGS INCORPORATED+<<                                                          1,195,551

                                                                                                      21,253,051
                                                                                                   -------------

METAL MINING - 0.13%
      10,860  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                        415,178
      27,004  NEWMONT MINING CORPORATION                                                               1,199,248
       5,807  PHELPS DODGE CORPORATION<<                                                                 574,428

                                                                                                       2,188,854
                                                                                                   -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
       6,229  VULCAN MATERIALS COMPANY                                                                   340,166
                                                                                                   -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.29%
       9,240  EATON CORPORATION                                                                          668,606
      10,768  HASBRO INCORPORATED<<                                                                      208,684
     183,709  HEWLETT-PACKARD COMPANY                                                                  3,852,378
       5,616  ITT INDUSTRIES INCORPORATED                                                                474,271

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
     180,536  JOHNSON & JOHNSON                                                                    $  11,449,593
      25,243  MATTEL INCORPORATED                                                                        491,986
       8,851  TIFFANY & COMPANY                                                                          282,967
     122,372  TYCO INTERNATIONAL LIMITED                                                               4,373,575

                                                                                                      21,802,060
                                                                                                   -------------

MISCELLANEOUS RETAIL - 1.22%
      28,535  COSTCO WHOLESALE CORPORATION                                                             1,381,379
      24,337  CVS CORPORATION<<                                                                        1,096,869
       4,996  DILLARDS INCORPORATED CLASS A                                                              134,242
       4,622  EXPRESS SCRIPTS INCORPORATED+                                                              353,306
      19,005  OFFICE DEPOT INCORPORATED+                                                                 329,927
      30,288  STAPLES INCORPORATED                                                                     1,021,008
      13,082  TOYS R US INCORPORATED+                                                                    267,789
     257,620  WAL-MART STORES INCORPORATED                                                            13,607,488
      62,170  WALGREEN COMPANY                                                                         2,385,463

                                                                                                      20,577,471
                                                                                                   -------------

MOTION PICTURES - 0.70%
     158,939  NEWS CORPORATION CLASS A                                                                 2,965,802
     278,638  TIME WARNER INCORPORATED+                                                                5,416,723
     124,299  WALT DISNEY COMPANY                                                                      3,455,512

                                                                                                      11,838,037
                                                                                                   -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.35%
      68,181  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                             5,826,748
                                                                                                   -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.10%
      76,357  AMERICAN EXPRESS COMPANY                                                                 4,304,244
      14,765  CAPITAL ONE FINANCIAL CORPORATION<<                                                      1,243,361
      12,786  CIT GROUP INCORPORATED                                                                     585,854
      35,308  COUNTRYWIDE FINANCIAL CORPORATION                                                        1,306,749
      58,880  FANNIE MAE<<                                                                             4,192,845
      41,947  FREDDIE MAC                                                                              3,091,494
      77,725  MBNA CORPORATION                                                                         2,191,068
      17,830  PROVIDIAN FINANCIAL CORPORATION+                                                           293,660
      26,147  SLM CORPORATION                                                                          1,395,988

                                                                                                      18,605,263
                                                                                                   -------------

OIL & GAS EXTRACTION - 0.81%
      15,046  ANADARKO PETROLEUM CORPORATION                                                             975,131
      19,860  APACHE CORPORATION<<                                                                     1,004,320
       9,825  BJ SERVICES COMPANY                                                                        457,255
      23,815  BURLINGTON RESOURCES INCORPORATED<<                                                      1,035,953
      29,566  DEVON ENERGY CORPORATION                                                                 1,150,709
       7,213  EOG RESOURCES INCORPORATED<<                                                               514,720
      26,886  HALLIBURTON COMPANY                                                                      1,055,007

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
OIL & GAS EXTRACTION (continued)
       9,227  KERR-MCGEE CORPORATION<<                                                             $     533,228
       9,095  NABORS INDUSTRIES LIMITED+<<                                                               466,483
       8,234  NOBLE CORPORATION+                                                                         409,559
      24,012  OCCIDENTAL PETROLEUM CORPORATION                                                         1,401,340
       6,523  ROWAN COMPANIES INCORPORATED+                                                              168,946
      35,815  SCHLUMBERGER LIMITED<<                                                                   2,397,814
      19,561  TRANSOCEAN INCORPORATED+<<                                                                 829,191
      16,010  UNOCAL CORPORATION                                                                         692,272
      15,837  XTO ENERGY INCORPORATED                                                                    560,313

                                                                                                      13,652,241
                                                                                                   -------------

PAPER & ALLIED PRODUCTS - 0.26%
       6,505  BEMIS COMPANY INCORPORATED                                                                 189,231
      29,600  INTERNATIONAL PAPER COMPANY                                                              1,243,200
      29,669  KIMBERLY-CLARK CORPORATION                                                               1,952,517
      12,327  MEADWESTVACO CORPORATION                                                                   417,762
       5,685  OFFICEMAX INCORPORATED                                                                     178,395
       9,029  PACTIV CORPORATION+                                                                        228,343
       3,406  TEMPLE-INLAND INCORPORATED                                                                 232,970

                                                                                                       4,442,418
                                                                                                   -------------

PERSONAL SERVICES - 0.06%
      10,442  CINTAS CORPORATION                                                                         457,986
      10,020  H & R BLOCK INCORPORATED                                                                   490,980

                                                                                                         948,966
                                                                                                   -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.96%
       5,575  AMERADA HESS CORPORATION<<                                                                 459,268
       4,323  ASHLAND INCORPORATED                                                                       252,377
     128,881  CHEVRONTEXACO CORPORATION                                                                6,767,541
      41,989  CONOCOPHILLIPS                                                                           3,645,905
     392,452  EXXONMOBIL CORPORATION                                                                  20,117,090
      21,082  MARATHON OIL CORPORATION                                                                   792,894
       4,448  SUNOCO INCORPORATED<<                                                                      363,446
      15,612  VALERO ENERGY CORPORATION                                                                  708,785

                                                                                                      33,107,306
                                                                                                   -------------

PRIMARY METAL INDUSTRIES - 0.17%
      52,953  ALCOA INCORPORATED                                                                       1,663,783
       5,809  ALLEGHENY TECHNOLOGIES INCORPORATED                                                        125,881
       7,440  ENGELHARD CORPORATION                                                                      228,185
       9,678  NUCOR CORPORATION                                                                          506,547
       6,916  UNITED STATES STEEL CORPORATION<<                                                          354,445

                                                                                                       2,878,841
                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.50%
       4,984  DOW JONES & COMPANY INCORPORATED<<                                                   $     214,611
      15,527  GANNETT COMPANY INCORPORATED                                                             1,268,556
       4,684  KNIGHT-RIDDER INCORPORATED                                                                 313,547
      11,552  MCGRAW-HILL COMPANIES INCORPORATED                                                       1,057,470
       3,041  MEREDITH CORPORATION                                                                       164,822
       8,825  NEW YORK TIMES COMPANY CLASS A<<                                                           360,060
      13,358  RR DONNELLEY & SONS COMPANY                                                                471,404
      19,327  TRIBUNE COMPANY                                                                            814,440
     103,722  VIACOM INCORPORATED CLASS B                                                              3,774,443

                                                                                                       8,439,353
                                                                                                   -------------

RAILROAD TRANSPORTATION - 0.21%
      22,868  BURLINGTON NORTHERN SANTA FE CORPORATION                                                 1,081,885
      13,068  CSX CORPORATION<<                                                                          523,765
      24,090  NORFOLK SOUTHERN CORPORATION<<                                                             871,817
      15,791  UNION PACIFIC CORPORATION                                                                1,061,945

                                                                                                       3,539,412
                                                                                                   -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
       4,554  COOPER TIRE & RUBBER COMPANY<<                                                              98,139
      10,668  GOODYEAR TIRE & RUBBER COMPANY<<                                                           156,393
      15,967  NIKE INCORPORATED CLASS B<<                                                              1,448,047
       3,535  REEBOK INTERNATIONAL LIMITED<<                                                             155,540
       5,083  SEALED AIR CORPORATION+<<                                                                  270,771

                                                                                                       2,128,890
                                                                                                   -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.91%
       6,280  BEAR STEARNS COMPANIES INCORPORATED                                                        642,507
      81,940  CHARLES SCHWAB CORPORATION                                                                 980,002
      22,624  E*TRADE FINANCIAL CORPORATION+                                                             338,229
       6,536  FEDERATED INVESTORS INCORPORATED CLASS B                                                   198,694
      15,170  FRANKLIN RESOURCES INCORPORATED                                                          1,056,591
      29,454  GOLDMAN SACHS GROUP INCORPORATED                                                         3,064,394
      16,389  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                    1,433,710
      56,660  MERRILL LYNCH & COMPANY INCORPORATED                                                     3,386,568
      66,586  MORGAN STANLEY                                                                           3,696,855
       7,795  T ROWE PRICE GROUP INCORPORATED                                                            484,849

                                                                                                      15,282,399
                                                                                                   -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.06%
      85,302  CORNING INCORPORATED+                                                                    1,004,005
                                                                                                   -------------

TOBACCO PRODUCTS - 0.52%
     124,864  ALTRIA GROUP INCORPORATED                                                                7,629,190
       8,976  REYNOLDS AMERICAN INCORPORATED<<                                                           705,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
TOBACCO PRODUCTS (continued)
      10,051  UST INCORPORATED<<                                                                   $     483,554

                                                                                                       8,818,258
                                                                                                   -------------

TRANSPORTATION BY AIR - 0.16%
       7,872  DELTA AIR LINES INCORPORATED<<                                                              58,882
      18,284  FEDEX CORPORATION                                                                        1,800,791
      47,424  SOUTHWEST AIRLINES COMPANY                                                                 772,063

                                                                                                       2,631,736
                                                                                                   -------------

TRANSPORTATION EQUIPMENT - 1.17%
      51,075  BOEING COMPANY<<                                                                         2,644,153
       5,852  BRUNSWICK CORPORATION<<                                                                    289,674
       9,112  DANA CORPORATION                                                                           157,911
      34,139  DELPHI CORPORATION                                                                         307,934
     111,304  FORD MOTOR COMPANY<<                                                                     1,629,490
      12,184  GENERAL DYNAMICS CORPORATION                                                             1,274,446
      34,360  GENERAL MOTORS CORPORATION<<                                                             1,376,462
      10,623  GENUINE PARTS COMPANY                                                                      468,049
       7,235  GOODRICH CORPORATION                                                                       236,150
      17,872  HARLEY-DAVIDSON INCORPORATED<<                                                           1,085,724
      52,326  HONEYWELL INTERNATIONAL INCORPORATED                                                     1,852,864
      11,579  JOHNSON CONTROLS INCORPORATED                                                              734,572
      26,929  LOCKHEED MARTIN CORPORATION                                                              1,495,906
       4,247  NAVISTAR INTERNATIONAL CORPORATION+<<                                                      186,783
      22,400  NORTHROP GRUMMAN CORPORATION                                                             1,217,664
      10,568  PACCAR INCORPORATED                                                                        850,513
       8,365  TEXTRON INCORPORATED<<                                                                     617,337
      31,088  UNITED TECHNOLOGIES CORPORATION<<                                                        3,212,945

                                                                                                      19,638,577
                                                                                                   -------------

TRANSPORTATION SERVICES - 0.01%
       8,241  SABRE HOLDINGS CORPORATION                                                                 182,621
                                                                                                   -------------

WATER TRANSPORTATION - 0.13%
      38,523  CARNIVAL CORPORATION<<                                                                   2,220,081
                                                                                                   -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.30%
       6,394  AMERISOURCE-BERGEN CORPORATION                                                             375,200
       7,408  BROWN-FORMAN CORPORATION CLASS B                                                           360,622
      26,284  CARDINAL HEALTH INCORPORATED                                                             1,528,415
      17,879  MCKESSON CORPORATION                                                                       562,473
      27,222  SAFEWAY INCORPORATED+                                                                      537,362
       8,166  SUPERVALU INCORPORATED<<                                                                   281,890
      38,920  SYSCO CORPORATION                                                                        1,485,576

                                                                                                       5,131,538
                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.03%
       7,880  VISTEON CORPORATION                                                                  $      76,988
       5,479  W.W. GRAINGER INCORPORATED                                                                 365,011

                                                                                                         441,999
                                                                                                   -------------

TOTAL COMMON STOCK (COST $704,279,347)                                                               687,313,885
                                                                                                   -------------

COLLATERAL FOR SECURITIES LENDING - 30.07%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.43%
   4,698,000  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET                                             4,698,000
  15,000,000  DEUTSCHE SCUDDER INSTITUTIONAL DAILY ASSET FUND                                         15,000,000
     919,592  FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                 919,592
  37,258,364  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                  37,258,364

                                                                                                      57,875,956
                                                                                                   -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 26.64%
$ 20,923,000  ATLANTIC ASSET SECURITIES COMMERCIAL PAPER^                            2.28%        01/05/2005    $    20,920,280
  19,000,000  BANCOBILBAO VICAYA ARGENTARIA COMMERCIAL PAPER^                        2.25         01/03/2005         19,000,000
   9,395,000  BELFORD U.S. CAPITAL COMPANY MEDIUM TERM NOTE                          2.06         06/21/2005          9,394,718
   2,819,000  BETA FINANCIAL INCORPORATED  MEDIUM TERM NOTE TRANCHE                  1.91         06/02/2006          2,818,944
   4,698,000  CC U.S. INCORPORATED. MEDIUM TERM NOTE 144A PRIVATE PLACEMENT          1.65         07/05/2005          4,701,477
  25,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^                         2.36         01/21/2005         24,971,250
  16,688,000  CHARIOT FUNDING LLC COMMERCIAL PAPER^                                  2.26         01/05/2005         16,678,822
   9,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                      2.33         01/06/2005          9,000,000
  10,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                      2.35         01/07/2005         10,000,000
  24,000,000  CORPORATION ASSET SECURITY AUSTRALIA LIMITED COMMERCIAL PAPER^         2.00         01/13/2005         23,985,360
   2,819,000  DEUTSCHE BANK NEW YORK CERTIFICATE OF DEPOSIT                          1.86         11/10/2005          2,797,125
   9,396,000  DEUTSCHE BANK FINLAND LLC MEDIUM TERM  NOTE TRANCHE                    1.39         02/22/2005          9,398,348
   7,516,000  GENERAL ELECTRIC CAPITAL CORPORATION MEDIUM TERM NOTE TRANCHE          1.91         02/04/2005          7,517,654
   2,819,000  GOLDMAN SACHS GROUP COMMERCIAL PAPER^                                  2.12         02/04/2005          2,813,136
   3,758,000  K2 USA LLC MEDIUM TERM NOTE TRANCHE                                    1.37         07/24/2006          3,757,549
  25,000,000  LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^                           2.36         01/26/2005         24,963,500
   4,698,000  LEHMAN BROTHERS HOLDINGS INCORPORATED MEDIUM TERM NOTES TRANCHE        2.14         12/23/2005          4,700,396
   9,395,000  LEHMAN BROTHERS                                                        1.62         02/16/2005          9,395,000
   9,395,000  LINKS FINANCIAL LLC MEDIUM TERM NOTE TRANCHE                           2.09         03/15/2006          9,392,745
   5,637,000  LIQUID FUNDING LIMITED COMMERCIAL PAPER^                               2.43         03/29/2005          5,604,249
   4,698,000  LIQUID FUNDING LIMITED                                                 1.36         03/31/2005          4,698,000
   6,577,000  LIQUID FUNDING LIMITED                                                 1.92         06/01/2005          6,577,000
  20,196,000  MANE FUNDING CORPORATION COMMERCIAL PAPER^                             2.36         01/25/2005         20,167,928
   7,516,000  MERRILL LYNCH & COMPANY INCORPORATED MEDIUM TERM NOTE TRANCHE          2.01         01/24/2005          7,517,879
   3,758,000  MORGAN STANLEY SERIES EXL                                              2.10         08/13/2010          3,757,887
   9,395,000  MORGAN STANLEY COMMERCIAL PAPER^                                       2.05         04/22/2005          9,323,598
   9,395,000  NATEXIS BANQUES POPULAIRES NY BRH                                      1.94         06/09/2005          9,373,485
  22,000,000  PICAROS FUNDING PLC COMMERCIAL PAPER^                                  2.30         01/06/2005         21,995,820
   9,395,000  RESTRUCTURED ASSET SECURITIES ENHANCED SERIES 2004-6 C                 2.14         05/20/2005          9,398,194
   9,395,000  SECURITY LIFE OF DENVER FUNDING AGREEMENT^                             2.20         06/03/2005          9,395,000
  12,000,000  SHEFFIELD RECEIVABLES COMMERCIAL PAPER^                                2.26         01/07/2005         11,997,000
   9,395,000  TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE TRANCHE                   1.83         10/25/2006          9,391,524
   4,698,000  TRAVELERS INSURANCE FDG AGREEMENT                                      4.87         02/11/2005          4,697,906
  25,000,000  VARIABLE FUNDING CAPITAL CORPORATION COMMERCIAL PAPER^                 2.23         01/03/2005         25,000,000
  37,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT                  2.30         01/03/2005         37,000,000
  37,000,000  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT          2.28         01/03/2005         37,000,000
                                                                                                                    449,101,774
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $506,977,730)                                                       506,977,730
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
US TREASURY SECURITIES - 25.89%

US TREASURY BONDS - 25.89%
$ 19,960,000  US TREASURY BOND<<                                                     7.63%        02/15/2025    $    27,032,547
  23,671,000  US TREASURY BOND<<                                                     6.88         08/15/2025         29,815,281
  29,436,000  US TREASURY BOND<<                                                     6.00         02/15/2026         33,719,173
  18,144,000  US TREASURY BOND<<                                                     6.75         08/15/2026         22,631,810
  23,036,000  US TREASURY BOND<<                                                     6.50         11/15/2026         27,986,045
  20,265,000  US TREASURY BOND<<                                                     6.63         02/15/2027         24,978,984
  19,055,000  US TREASURY BOND<<                                                     6.38         08/15/2027         22,880,882
  47,084,000  US TREASURY BOND<<                                                     6.13         11/15/2027         54,990,816
  25,225,000  US TREASURY BOND<<                                                     5.50         08/15/2028         27,302,127
  23,540,000  US TREASURY BOND<<                                                     5.25         11/15/2028         24,672,862
  24,408,000  US TREASURY BOND<<                                                     5.25         02/15/2029         25,603,601
  23,977,000  US TREASURY BOND<<                                                     6.13         08/15/2029         28,150,485
  38,198,000  US TREASURY BOND<<                                                     6.25         05/15/2030         45,668,994
  37,835,000  US TREASURY BOND<<                                                     5.38         02/15/2031         40,912,045

                                                                                                                    436,345,652
                                                                                                                ---------------

TOTAL US TREASURY SECURITIES (COST $404,513,180)                                                                    436,345,652
                                                                                                                ---------------

SHORT-TERM INVESTMENTS - 3.26%

MUTUAL FUND - 1.97%
      33,161,856  WELLS FARGO MONEY MARKET TRUST~++                                                                  33,161,856
                                                                                                                ---------------

US TREASURY BILLS - 1.29%
     130,000  US TREASURY BILL^#                                                     1.98         04/07/2005            129,239
  20,870,000  US TREASURY BILL^#                                                     2.24         05/12/2005         20,690,518
     855,000  US TREASURY BILL^#                                                     2.27         05/12/2005            847,647
      60,000  US TREASURY BILL^#                                                     2.30         05/12/2005             59,484

                                                                                                                     21,726,888
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $54,901,218)                                                                      54,901,218
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,670,671,475)*                                   100.00%                                                $ 1,685,526,011
                                                         ======                                                 ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $37,695,839.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $ 17,636,858. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.17% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                    VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 98.97%
           N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                           65,818,332
           N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                               263,847,343
           N/A  WELLS FARGO INDEX PORTFOLIO                                                                       330,102,524
           N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                         49,584,754
           N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                         49,639,461
           N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                          49,608,627
           N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                       32,986,966
           N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                              66,056,630
           N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                        228,657,898
           N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                        352,750,759
           N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                     49,614,262
           N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                              44,119,197
           N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                         44,062,569
           N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                          44,066,748
           N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                        117,915,523
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                      234,355,687

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $1,769,482,851)                                          2,023,187,280
                                                                                                              ---------------

PRINCIPAL                                                                 INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 1.03%

US TREASURY BILLS - 1.03%
       5,460,000  US TREASURY BILL^#                                           1.99        04/07/2005         $     5,428,037
      15,345,000  US TREASURY BILL^#                                           2.26        05/12/2005              15,213,033
         115,000  US TREASURY BILL^#                                           2.30        05/12/2005                 114,011
         210,000  US TREASURY BILL^#                                           2.40        05/12/2005                 208,194

                                                                                                                   20,963,275
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,975,862)                                                                    20,963,275
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,790,458,713)*                                   100.00%                                              $ 2,044,150,555
                                                         ======                                               ===============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
COMMON STOCK - 98.75%

AMUSEMENT & RECREATION SERVICES - 0.17%
         788  HARRAH'S ENTERTAINMENT INCORPORATED                                             $     52,709
       2,425  INTERNATIONAL GAME TECHNOLOGY                                                         83,372

                                                                                                   136,081
                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.45%
       6,171  GAP INCORPORATED                                                                     130,332
       2,414  KOHL'S CORPORATION+                                                                  118,696
       2,860  LIMITED BRANDS                                                                        65,837
         985  NORDSTROM INCORPORATED                                                                46,029

                                                                                                   360,894
                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
         860  JONES APPAREL GROUP INCORPORATED                                                      31,450
         764  LIZ CLAIBORNE INCORPORATED                                                            32,248
         781  VF CORPORATION                                                                        43,252

                                                                                                   106,950
                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
       1,862  AUTONATION INCORPORATED+                                                              35,769
         561  AUTOZONE INCORPORATED+                                                                51,225

                                                                                                    86,994
                                                                                              ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
         452  RYDER SYSTEM INCORPORATED                                                             21,592
                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.18%
         874  CENTEX CORPORATION                                                                    52,073
         326  KB HOME                                                                               34,034
         897  PULTE HOMES INCORPORATED                                                              57,229

                                                                                                   143,336
                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.26%
      15,456  HOME DEPOT INCORPORATED                                                              660,590
       5,439  LOWE'S COMPANIES INCORPORATED                                                        313,232
         994  SHERWIN-WILLIAMS COMPANY                                                              44,362

                                                                                                 1,018,184
                                                                                              ------------

BUSINESS SERVICES - 7.19%
       1,679  ADOBE SYSTEMS INCORPORATED                                                           105,340
         904  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                    54,412
       1,614  AUTODESK INCORPORATED                                                                 61,251
       4,100  AUTOMATIC DATA PROCESSING INCORPORATED                                               181,835
       1,562  BMC SOFTWARE INCORPORATED+                                                            29,053
       7,410  CENDANT CORPORATION                                                                  173,246
       1,192  CITRIX SYSTEMS INCORPORATED+                                                          29,240
       4,122  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                       128,029
       1,332  COMPUTER SCIENCES CORPORATION+                                                        75,085
       2,725  COMPUWARE CORPORATION+                                                                17,631
         996  CONVERGYS CORPORATION+                                                                14,930
       4,665  EBAY INCORPORATED+                                                                   542,446
       2,149  ELECTRONIC ARTS INCORPORATED+                                                        132,550
       3,616  ELECTRONIC DATA SYSTEMS CORPORATION                                                   83,530
         950  EQUIFAX INCORPORATED                                                                  26,695

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
BUSINESS SERVICES (continued)
       5,840  FIRST DATA CORPORATION                                                          $    248,434
       1,376  FISERV INCORPORATED+                                                                  55,301
       1,632  IMS HEALTH INCORPORATED                                                               37,879
       2,976  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                           39,878
       1,319  INTUIT INCORPORATED+                                                                  58,049
         594  MERCURY INTERACTIVE CORPORATION+                                                      27,057
      76,520  MICROSOFT CORPORATION                                                              2,043,849
         838  MONSTER WORLDWIDE INCORPORATED+                                                       28,190
         655  NCR CORPORATION+                                                                      45,346
       2,645  NOVELL INCORPORATED+                                                                  17,854
       1,311  OMNICOM GROUP INCORPORATED                                                           110,543
      36,097  ORACLE CORPORATION+                                                                  495,251
       1,894  PARAMETRIC TECHNOLOGY CORPORATION+                                                    11,156
       2,644  PEOPLESOFT INCORPORATED+                                                              70,013
       1,220  ROBERT HALF INTERNATIONAL INCORPORATED                                                35,905
       3,576  SIEBEL SYSTEMS INCORPORATED+                                                          37,548
      23,671  SUN MICROSYSTEMS INCORPORATED+                                                       127,350
       2,033  SUNGARD DATA SYSTEMS INCORPORATED+                                                    57,595
       4,463  SYMANTEC CORPORATION+                                                                114,967
       2,364  UNISYS CORPORATION+                                                                   24,065
       2,971  VERITAS SOFTWARE CORPORATION+                                                         84,822
       9,676  YAHOO! INCORPORATED+                                                                 364,592

                                                                                                 5,790,917
                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 9.94%
      10,961  ABBOTT LABORATORIES                                                                  511,331
       1,599  AIR PRODUCTS & CHEMICALS INCORPORATED                                                 92,694
         640  ALBERTO-CULVER COMPANY CLASS B                                                        31,085
       8,939  AMGEN INCORPORATED+                                                                  573,437
         777  AVERY DENNISON CORPORATION                                                            46,597
       3,328  AVON PRODUCTS INCORPORATED                                                           128,794
      13,694  BRISTOL-MYERS SQUIBB COMPANY                                                         350,840
       1,315  CHIRON CORPORATION+                                                                   43,829
       1,069  CLOROX COMPANY                                                                        62,996
       3,732  COLGATE PALMOLIVE COMPANY                                                            190,929
       6,637  DOW CHEMICAL COMPANY                                                                 328,598
       6,990  DU PONT (E.I.) DE NEMOURS & COMPANY                                                  342,859
         548  EASTMAN CHEMICAL COMPANY                                                              31,636
       1,813  ECOLAB INCORPORATED                                                                   63,691
       7,965  ELI LILLY & COMPANY                                                                  452,014
       2,593  FOREST LABORATORIES INCORPORATED+                                                    116,322
       1,745  GENZYME CORPORATION+                                                                 101,332
       3,047  GILEAD SCIENCES INCORPORATED+                                                        106,614
       6,988  GILLETTE COMPANY                                                                     312,923
         359  GREAT LAKES CHEMICAL CORPORATION                                                      10,228
       1,098  HOSPIRA INCORPORATED+                                                                 36,783
         663  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                       28,403
       1,700  KING PHARMACEUTICALS INCORPORATED+                                                    21,080
       1,750  MEDIMMUNE INCORPORATED+                                                               47,442
      15,608  MERCK & COMPANY INCORPORATED                                                         501,641
       1,860  MONSANTO COMPANY                                                                     103,323
       1,894  MYLAN LABORATORIES INCORPORATED                                                       33,486
      53,007  PFIZER INCORPORATED                                                                1,425,358
       1,209  PPG INDUSTRIES INCORPORATED                                                           82,405
       2,285  PRAXAIR INCORPORATED                                                                 100,883
      17,854  PROCTER & GAMBLE COMPANY                                                             983,398
       1,582  ROHM & HAAS COMPANY                                                                   69,972
      10,366  SCHERING-PLOUGH CORPORATION                                                          216,442
         485  SIGMA-ALDRICH CORPORATION                                                             29,323
         770  WATSON PHARMACEUTICALS INCORPORATED+                                                  25,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
       9,390  WYETH                                                                           $    399,920

                                                                                                 8,003,872
                                                                                              ------------

COMMUNICATIONS - 4.15%
       2,138  ALLTEL CORPORATION                                                                   125,629
       5,601  AT&T CORPORATION                                                                     106,755
       3,222  AVAYA INCORPORATED+                                                                   55,418
      12,893  BELLSOUTH CORPORATION                                                                358,296
         947  CENTURYTEL INCORPORATED                                                               33,590
       4,036  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                            135,166
      15,624  COMCAST CORPORATION CLASS A+                                                         519,967
       7,821  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                          234,630
      12,781  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                      56,748
      23,335  SBC COMMUNICATIONS INCORPORATED                                                      601,343
      10,353  SPRINT CORPORATION-FON GROUP                                                         257,272
       2,274  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                        66,560
      19,489  VERIZON COMMUNICATIONS INCORPORATED                                                  789,499

                                                                                                 3,340,873
                                                                                              ------------

DEPOSITORY INSTITUTIONS - 10.43%
       2,499  AMSOUTH BANCORPORATION                                                                64,724
      28,430  BANK OF AMERICA CORPORATION                                                        1,335,926
       5,468  BANK OF NEW YORK COMPANY INCORPORATED                                                182,741
       3,887  BB&T CORPORATION                                                                     163,448
      36,528  CITIGROUP INCORPORATED                                                             1,759,919
       1,200  COMERICA INCORPORATED                                                                 73,224
         863  COMPASS BANCSHARES INCORPORATED                                                       42,002
       3,950  FIFTH THIRD BANCORP                                                                  186,756
         866  FIRST HORIZON NATIONAL CORPORATION                                                    37,333
       2,155  GOLDEN WEST FINANCIAL CORPORATION                                                    132,360
       1,626  HUNTINGTON BANCSHARES INCORPORATED                                                    40,292
      25,074  JP MORGAN CHASE & COMPANY                                                            978,137
       2,862  KEYCORP                                                                               97,022
         817  M&T BANK CORPORATION                                                                  88,105
       1,572  MARSHALL & ILSLEY CORPORATION                                                         69,482
       2,981  MELLON FINANCIAL CORPORATION                                                          92,739
       4,768  NATIONAL CITY CORPORATION                                                            179,038
       3,312  NORTH FORK BANCORPORATION INCORPORATED                                                95,551
       1,542  NORTHERN TRUST CORPORATION                                                            74,910
       1,989  PNC FINANCIAL SERVICES GROUP                                                         114,248
       3,271  REGIONS FINANCIAL CORPORATION                                                        116,415
       2,429  SOVEREIGN BANCORP INCORPORATED                                                        54,774
       2,346  STATE STREET CORPORATION                                                             115,236
       2,609  SUNTRUST BANKS INCORPORATED                                                          192,753
       2,179  SYNOVUS FINANCIAL CORPORATION                                                         62,276
      13,142  US BANCORP                                                                           411,608
      11,287  WACHOVIA CORPORATION                                                                 593,696
       6,145  WASHINGTON MUTUAL INCORPORATED                                                       259,811
      11,908  WELLS FARGO & COMPANY++                                                               740,082
         631  ZIONS BANCORPORATION                                                                  42,927

                                                                                                 8,397,535
                                                                                              ------------

EATING & DRINKING PLACES - 0.55%
       1,106  DARDEN RESTAURANTS INCORPORATED                                                       30,680
       8,848  MCDONALD'S CORPORATION                                                               283,667
         802  WENDY'S INTERNATIONAL INCORPORATED                                                    31,487
       2,061  YUM! BRANDS INCORPORATED                                                              97,238

                                                                                                   443,072
                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
EDUCATIONAL SERVICES - 0.13%
       1,303  APOLLO GROUP INCORPORATED CLASS A+                                              $    105,165
                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.33%
       4,566  AES CORPORATION+                                                                      62,417
         966  ALLEGHENY ENERGY INCORPORATED+                                                        19,040
       2,240  ALLIED WASTE INDUSTRIES INCORPORATED+                                                 20,787
       1,371  AMEREN CORPORATION                                                                    68,742
       2,785  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                          95,637
       3,760  CALPINE CORPORATION+                                                                  14,814
       2,166  CENTERPOINT ENERGY INCORPORATED                                                       24,476
       1,275  CINERGY CORPORATION                                                                   53,078
       2,361  CITIZENS COMMUNICATIONS COMPANY                                                       32,558
       1,370  CMS ENERGY CORPORATION+                                                               14,317
       1,703  CONSOLIDATED EDISON INCORPORATED                                                      74,506
       1,237  CONSTELLATION ENERGY GROUP INCORPORATED                                               54,069
       2,332  DOMINION RESOURCES INCORPORATED                                                      157,970
       1,224  DTE ENERGY COMPANY                                                                    52,791
       6,733  DUKE ENERGY CORPORATION                                                              170,547
       2,674  DYNEGY INCORPORATED CLASS A+                                                          12,354
       2,293  EDISON INTERNATIONAL                                                                  73,445
       4,527  EL PASO CORPORATION                                                                   47,081
       1,573  ENTERGY CORPORATION                                                                  106,319
       4,663  EXELON CORPORATION                                                                   205,498
       2,321  FIRSTENERGY CORPORATION                                                               91,703
       1,306  FPL GROUP INCORPORATED                                                                97,624
       1,130  KEYSPAN CORPORATION                                                                   44,579
         871  KINDER MORGAN INCORPORATED                                                            63,696
         310  NICOR INCORPORATED                                                                    11,451
       1,903  NISOURCE INCORPORATED                                                                 43,350
         264  PEOPLES ENERGY CORPORATION                                                            11,603
       2,837  PG&E CORPORATION+                                                                     94,415
         644  PINNACLE WEST CAPITAL CORPORATION                                                     28,600
       1,330  PPL CORPORATION                                                                       70,862
       1,738  PROGRESS ENERGY INCORPORATED                                                          78,627
       1,673  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                          86,611
       1,642  SEMPRA ENERGY                                                                         60,229
       5,206  SOUTHERN COMPANY                                                                     174,505
       1,405  TECO ENERGY INCORPORATED                                                              21,553
       1,690  TXU CORPORATION                                                                      109,106
       4,026  WASTE MANAGEMENT INCORPORATED                                                        120,539
       3,916  WILLIAMS COMPANIES INCORPORATED                                                       63,792
       2,817  XCEL ENERGY INCORPORATED                                                              51,269

                                                                                                 2,684,560
                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.71%
       5,693  ADC TELECOMMUNICATIONS INCORPORATED+                                                  15,257
       2,716  ADVANCED MICRO DEVICES INCORPORATED+                                                  59,806
       2,620  ALTERA CORPORATION+                                                                   54,234
       1,346  AMERICAN POWER CONVERSION CORPORATION                                                 28,804
       2,645  ANALOG DEVICES INCORPORATED                                                           97,653
       1,131  ANDREW CORPORATION+                                                                   15,416
       2,168  APPLIED MICRO CIRCUITS CORPORATION+                                                    9,127
       2,316  BROADCOM CORPORATION CLASS A+                                                         74,761
       4,024  CIENA CORPORATION+                                                                    13,440
       1,391  COMVERSE TECHNOLOGY INCORPORATED+                                                     34,010
         645  COOPER INDUSTRIES LIMITED CLASS A                                                     43,789
       2,954  EMERSON ELECTRIC COMPANY                                                             207,075
       2,743  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                         50,362
      74,413  GENERAL ELECTRIC COMPANY                                                           2,716,075
      44,505  INTEL CORPORATION                                                                  1,040,972
      11,717  INTERNATIONAL BUSINESS MACHINES CORPORATION                                        1,155,062

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       1,418  JABIL CIRCUIT INCORPORATED+                                                     $     36,272
      10,163  JDS UNIPHASE CORPORATION+                                                             32,217
       1,375  KLA-TENCOR CORPORATION+                                                               64,048
         810  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                              59,324
       2,161  LINEAR TECHNOLOGY CORPORATION                                                         83,760
       2,709  LSI LOGIC CORPORATION+                                                                14,845
      31,115  LUCENT TECHNOLOGIES INCORPORATED+                                                    116,992
       2,289  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                97,031
         557  MAYTAG CORPORATION                                                                    11,753
       4,310  MICRON TECHNOLOGY INCORPORATED+                                                       53,229
       1,326  MOLEX INCORPORATED                                                                    39,780
      17,135  MOTOROLA INCORPORATED                                                                294,722
       2,520  NATIONAL SEMICONDUCTOR CORPORATION                                                    45,234
       2,525  NETWORK APPLIANCE INCORPORATED+                                                       83,881
         983  NOVELLUS SYSTEMS INCORPORATED+                                                        27,416
       1,169  NVIDIA CORPORATION+                                                                   27,542
       1,254  PMC-SIERRA INCORPORATED+                                                              14,108
         590  POWER-ONE INCORPORATED+                                                                5,263
         651  QLOGIC CORPORATION+                                                                   23,911
      11,536  QUALCOMM INCORPORATED                                                                489,126
       1,242  ROCKWELL COLLINS INCORPORATED                                                         48,984
       3,668  SANMINA-SCI CORPORATION+                                                              31,068
       1,079  SCIENTIFIC-ATLANTA INCORPORATED                                                       35,618
       6,833  SOLECTRON CORPORATION+                                                                36,420
       3,251  TELLABS INCORPORATED+                                                                 27,926
      12,162  TEXAS INSTRUMENTS INCORPORATED                                                       299,428
         467  WHIRLPOOL CORPORATION                                                                 32,321
       2,451  XILINX INCORPORATED                                                                   72,672

                                                                                                 7,820,734
                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
         589  FLUOR CORPORATION                                                                     32,106
       1,041  MOODY'S CORPORATION                                                                   90,411
       2,661  PAYCHEX INCORPORATED                                                                  90,687
         712  QUEST DIAGNOSTICS INCORPORATED                                                        68,032

                                                                                                   281,236
                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.54%
         792  BALL CORPORATION                                                                      34,832
       1,014  FORTUNE BRANDS INCORPORATED                                                           78,261
       2,081  ILLINOIS TOOL WORKS INCORPORATED                                                     192,867
       3,153  MASCO CORPORATION                                                                    115,179
         404  SNAP-ON INCORPORATED                                                                  13,881

                                                                                                   435,020
                                                                                              ------------

FINANCIAL SERVICES - 0.02%
       1,663  JANUS CAPITAL GROUP INCORPORATED                                                      27,955
                                                                                              ------------

FOOD & KINDRED PRODUCTS - 3.46%
         263  ADOLPH COORS COMPANY CLASS B                                                          19,901
       5,560  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                282,059
       4,606  ARCHER-DANIELS-MIDLAND COMPANY                                                       102,760
       2,896  CAMPBELL SOUP COMPANY                                                                 86,562
      17,029  COCA-COLA COMPANY                                                                    708,917
       3,302  COCA-COLA ENTERPRISES INCORPORATED                                                    68,847
       3,619  CONAGRA FOODS INCORPORATED                                                           106,580
       2,564  GENERAL MILLS INCORPORATED                                                           127,457
         788  HERCULES INCORPORATED+                                                                11,702
       1,732  HERSHEY FOODS CORPORATION                                                             96,195

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
       2,458  HJ HEINZ COMPANY                                                                $     95,837
       2,906  KELLOGG COMPANY                                                                      129,782
         962  MCCORMICK & COMPANY INCORPORATED                                                      37,133
       1,760  PEPSI BOTTLING GROUP INCORPORATED                                                     47,590
      11,856  PEPSICO INCORPORATED                                                                 618,883
       5,523  SARA LEE CORPORATION                                                                 133,325
       1,579  WM WRIGLEY JR COMPANY                                                                109,251

                                                                                                 2,782,781
                                                                                              ------------

FOOD STORES - 0.41%
       2,590  ALBERTSON'S INCORPORATED                                                              61,849
       5,202  KROGER COMPANY+                                                                       91,243
       2,815  STARBUCKS CORPORATION+                                                               175,544

                                                                                                   328,636
                                                                                              ------------

FORESTRY - 0.14%
       1,688  WEYERHAEUSER COMPANY                                                                 113,467
                                                                                              ------------

FURNITURE & FIXTURES - 0.11%
       1,343  LEGGETT & PLATT INCORPORATED                                                          38,182
       1,934  NEWELL RUBBERMAID INCORPORATED                                                        46,783

                                                                                                    84,965
                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.99%
         794  BIG LOTS INCORPORATED+                                                                 9,631
       2,306  DOLLAR GENERAL CORPORATION                                                            47,896
       1,180  FAMILY DOLLAR STORES INCORPORATED                                                     36,851
       1,190  FEDERATED DEPARTMENT STORES INCORPORATED                                              68,770
       2,010  JC PENNEY COMPANY INCORPORATED                                                        83,214
       2,055  MAY DEPARTMENT STORES COMPANY                                                         60,417
       1,455  SEARS ROEBUCK & COMPANY                                                               74,249
       6,302  TARGET CORPORATION                                                                   327,263
       3,391  TJX COMPANIES INCORPORATED                                                            85,216

                                                                                                   793,507
                                                                                              ------------

HEALTH SERVICES - 0.68%
       2,347  BIOGEN IDEC INCORPORATED+                                                            156,334
       3,199  CAREMARK RX INCORPORATED+                                                            126,137
       2,964  HCA INCORPORATED                                                                     118,442
       1,713  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                    38,919
         973  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                           48,475
         608  MANOR CARE INCORPORATED                                                               21,541
       3,284  TENET HEALTHCARE CORPORATION+                                                         36,058

                                                                                                   545,906
                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.55%
         667  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                     25,706
       1,377  ARCHSTONE-SMITH TRUST                                                                 52,739
       2,838  EQUITY OFFICE PROPERTIES TRUST                                                        82,643
       1,990  EQUITY RESIDENTIAL                                                                    71,998
       1,292  PLUM CREEK TIMBER COMPANY                                                             49,664
       1,294  PROLOGIS                                                                              56,069
       1,556  SIMON PROPERTY GROUP INCORPORATED                                                    100,627

                                                                                                   439,446
                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
       2,118  BED BATH & BEYOND INCORPORATED+                                                 $     84,360
       2,283  BEST BUY COMPANY INCORPORATED                                                        135,656
       1,375  CIRCUIT CITY STORES INCORPORATED                                                      21,505
       1,115  RADIO SHACK CORPORATION                                                               36,661

                                                                                                   278,182
                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
       2,717  HILTON HOTELS CORPORATION                                                             61,785
       1,573  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                           99,067
       1,458  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                      85,147

                                                                                                   245,999
                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.71%
       5,479  3M COMPANY                                                                           449,662
       1,509  AMERICAN STANDARD COMPANIES INCORPORATED+                                             62,352
       2,829  APPLE COMPUTER INCORPORATED+                                                         182,188
      11,953  APPLIED MATERIALS INCORPORATED+                                                      204,396
       2,361  BAKER HUGHES INCORPORATED                                                            100,744
         568  BLACK & DECKER CORPORATION                                                            50,172
       2,401  CATERPILLAR INCORPORATED                                                             234,122
      46,347  CISCO SYSTEMS INCORPORATED+                                                          894,497
         320  CUMMINS INCORPORATED                                                                  26,813
       1,746  DEERE & COMPANY                                                                      129,902
      17,486  DELL INCORPORATED+                                                                   736,860
       1,431  DOVER CORPORATION                                                                     60,016
      16,866  EMC CORPORATION+                                                                     250,797
       2,630  GATEWAY INCORPORATED+                                                                 15,806
       1,212  INGERSOLL-RAND COMPANY CLASS A                                                        97,324
         908  LEXMARK INTERNATIONAL INCORPORATED+                                                   77,180
         872  PALL CORPORATION                                                                      25,244
         840  PARKER HANNIFIN CORPORATION                                                           63,622
       1,623  PITNEY BOWES INCORPORATED                                                             75,112
         578  STANLEY WORKS                                                                         28,316
       1,693  SYMBOL TECHNOLOGIES INCORPORATED                                                      29,289

                                                                                                 3,794,414
                                                                                              ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.84%
       2,000  ACE LIMITED                                                                           85,500
       2,227  AON CORPORATION                                                                       53,136
       1,122  HUMANA INCORPORATED+                                                                  33,312
         960  JEFFERSON-PILOT CORPORATION                                                           49,882
       3,708  MARSH & MCLENNAN COMPANIES INCORPORATED                                              121,993
       1,917  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                  79,747
       5,239  METLIFE INCORPORATED                                                                 212,232
       2,086  UNUMPROVIDENT CORPORATION                                                             37,423

                                                                                                   673,225
                                                                                              ------------

INSURANCE CARRIERS - 4.74%
       1,039  AETNA INCORPORATED                                                                   129,615
       3,561  AFLAC INCORPORATED                                                                   141,870
       4,829  ALLSTATE CORPORATION                                                                 249,756
         764  AMBAC FINANCIAL GROUP INCORPORATED                                                    62,747
      18,332  AMERICAN INTERNATIONAL GROUP INCORPORATED                                          1,203,863
       1,348  CHUBB CORPORATION                                                                    103,661
         944  CIGNA CORPORATION                                                                     77,002
       1,182  CINCINNATI FINANCIAL CORPORATION                                                      52,315
       2,067  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                       143,264
       1,228  LINCOLN NATIONAL CORPORATION                                                          57,323

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
INSURANCE CARRIERS (continued)
       1,305  LOEWS CORPORATION                                                               $     91,742
         990  MBIA INCORPORATED                                                                     62,647
         681  MGIC INVESTMENT CORPORATION                                                           46,928
       2,160  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                88,430
       1,409  PROGRESSIVE CORPORATION                                                              119,540
       3,610  PRUDENTIAL FINANCIAL INCORPORATED                                                    198,406
         892  SAFECO CORPORATION                                                                    46,598
       4,712  ST. PAUL COMPANIES INCORPORATED                                                      174,674
         760  TORCHMARK CORPORATION                                                                 43,426
       4,600  UNITEDHEALTH GROUP INCORPORATED                                                      404,938
       2,077  WELLPOINT INCORPORATED+                                                              238,855
         975  XL CAPITAL LIMITED CLASS A                                                            75,709

                                                                                                 3,813,309
                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.09%
       1,329  COACH INCORPORATED+                                                                   74,956
                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
       1,816  GEORGIA-PACIFIC CORPORATION                                                           68,063
         774  LOUISIANA-PACIFIC CORPORATION                                                         20,697

                                                                                                    88,760
                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.05%
       3,417  AGILENT TECHNOLOGIES INCORPORATED+                                                    82,350
         924  ALLERGAN INCORPORATED                                                                 74,909
       1,379  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                          28,835
         376  BAUSCH & LOMB INCORPORATED                                                            24,237
       4,338  BAXTER INTERNATIONAL INCORPORATED                                                    149,834
       1,782  BECTON DICKINSON & COMPANY                                                           101,218
       1,781  BIOMET INCORPORATED                                                                   77,278
       5,943  BOSTON SCIENTIFIC CORPORATION+                                                       211,274
         736  C.R. BARD INCORPORATED                                                                47,089
       2,172  DANAHER CORPORATION                                                                  124,695
       2,017  EASTMAN KODAK COMPANY                                                                 65,048
         825  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                         51,463
       2,242  GUIDANT CORPORATION                                                                  161,648
       8,507  MEDTRONIC INCORPORATED                                                               422,543
         350  MILLIPORE CORPORATION                                                                 17,433
         901  PERKINELMER INCORPORATED                                                              20,263
       3,181  RAYTHEON COMPANY                                                                     123,518
       1,296  ROCKWELL AUTOMATION INCORPORATED                                                      64,217
       2,516  ST. JUDE MEDICAL INCORPORATED+                                                       105,496
       2,829  STRYKER CORPORATION                                                                  136,499
         633  TEKTRONIX INCORPORATED                                                                19,123
       1,366  TERADYNE INCORPORATED+                                                                23,318
       1,125  THERMO ELECTRON CORPORATION+                                                          33,964
         850  WATERS CORPORATION+                                                                   39,771
       6,711  XEROX CORPORATION+                                                                   114,154
       1,726  ZIMMER HOLDINGS INCORPORATED+                                                        138,287

                                                                                                 2,458,464
                                                                                              ------------

METAL MINING - 0.31%
       1,256  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                   48,017
       3,124  NEWMONT MINING CORPORATION                                                           138,737
         671  PHELPS DODGE CORPORATION                                                              66,375

                                                                                                   253,129
                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
         720  VULCAN MATERIALS COMPANY                                                        $     39,319
                                                                                              ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.13%
       1,069  EATON CORPORATION                                                                     77,353
       1,245  HASBRO INCORPORATED                                                                   24,128
      21,255  HEWLETT-PACKARD COMPANY                                                              445,717
         649  ITT INDUSTRIES INCORPORATED                                                           54,808
      20,888  JOHNSON & JOHNSON                                                                  1,324,717
       2,920  MATTEL INCORPORATED                                                                   56,911
       1,024  TIFFANY & COMPANY                                                                     32,737
      14,158  TYCO INTERNATIONAL LIMITED                                                           506,007

                                                                                                 2,522,378
                                                                                              ------------

MISCELLANEOUS RETAIL - 2.96%
       3,301  COSTCO WHOLESALE CORPORATION                                                         159,802
       2,815  CVS CORPORATION                                                                      126,872
         578  DILLARDS INCORPORATED CLASS A                                                         15,531
         534  EXPRESS SCRIPTS INCORPORATED+                                                         40,819
       2,198  OFFICE DEPOT INCORPORATED+                                                            38,157
       3,504  STAPLES INCORPORATED                                                                 118,120
       1,513  TOYS R US INCORPORATED+                                                               30,971
      29,807  WAL-MART STORES INCORPORATED                                                       1,574,406
       7,193  WALGREEN COMPANY                                                                     275,995

                                                                                                 2,380,673
                                                                                              ------------

MOTION PICTURES - 1.70%
      18,389  NEWS CORPORATION CLASS A                                                             343,139
      32,239  TIME WARNER INCORPORATED+                                                            626,726
      14,381  WALT DISNEY COMPANY                                                                  399,792

                                                                                                 1,369,657
                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.84%
       7,888  UNITED PARCEL SERVICE INCORPORATED CLASS B                                           674,108
                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.67%
       8,834  AMERICAN EXPRESS COMPANY                                                             497,972
       1,708  CAPITAL ONE FINANCIAL CORPORATION                                                    143,831
       1,479  CIT GROUP INCORPORATED                                                                67,768
       4,085  COUNTRYWIDE FINANCIAL CORPORATION                                                    151,186
       6,812  FANNIE MAE                                                                           485,082
       4,853  FREDDIE MAC                                                                          357,666
       8,993  MBNA CORPORATION                                                                     253,513
       2,063  PROVIDIAN FINANCIAL CORPORATION+                                                      33,978
       3,025  SLM CORPORATION                                                                      161,505

                                                                                                 2,152,501
                                                                                              ------------

OIL & GAS EXTRACTION - 1.96%
       1,740  ANADARKO PETROLEUM CORPORATION                                                       112,769
       2,297  APACHE CORPORATION                                                                   116,159
       1,136  BJ SERVICES COMPANY                                                                   52,869
       2,755  BURLINGTON RESOURCES INCORPORATED                                                    119,843
       3,420  DEVON ENERGY CORPORATION                                                             133,106
         834  EOG RESOURCES INCORPORATED                                                            59,514
       3,110  HALLIBURTON COMPANY                                                                  122,036
       1,067  KERR-MCGEE CORPORATION                                                                61,662
       1,052  NABORS INDUSTRIES LIMITED+                                                            53,957
         952  NOBLE CORPORATION+                                                                    47,353

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
OIL & GAS EXTRACTION (continued)
       2,778  OCCIDENTAL PETROLEUM CORPORATION                                                $    162,124
         754  ROWAN COMPANIES INCORPORATED+                                                         19,529
       4,143  SCHLUMBERGER LIMITED                                                                 277,374
       2,263  TRANSOCEAN INCORPORATED+                                                              95,929
       1,852  UNOCAL CORPORATION                                                                    80,081
       1,832  XTO ENERGY INCORPORATED                                                               64,816

                                                                                                 1,579,121
                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.64%
         752  BEMIS COMPANY INCORPORATED                                                            21,876
       3,424  INTERNATIONAL PAPER COMPANY                                                          143,808
       3,432  KIMBERLY-CLARK CORPORATION                                                           225,860
       1,426  MEADWESTVACO CORPORATION                                                              48,327
         658  OFFICEMAX INCORPORATED                                                                20,648
       1,044  PACTIV CORPORATION+                                                                   26,403
         394  TEMPLE-INLAND INCORPORATED                                                            26,949

                                                                                                   513,871
                                                                                              ------------

PERSONAL SERVICES - 0.14%
       1,208  CINTAS CORPORATION                                                                    52,983
       1,159  H & R BLOCK INCORPORATED                                                              56,791

                                                                                                   109,774
                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.76%
         645  AMERADA HESS CORPORATION                                                              53,135
         500  ASHLAND INCORPORATED                                                                  29,190
      14,912  CHEVRONTEXACO CORPORATION                                                            783,029
       4,858  CONOCOPHILLIPS                                                                       421,820
      45,408  EXXONMOBIL CORPORATION                                                             2,327,614
       2,439  MARATHON OIL CORPORATION                                                              91,731
         514  SUNOCO INCORPORATED                                                                   41,999
       1,806  VALERO ENERGY CORPORATION                                                             81,993

                                                                                                 3,830,511
                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.41%
       6,126  ALCOA INCORPORATED                                                                   192,479
         672  ALLEGHENY TECHNOLOGIES INCORPORATED                                                   14,562
         860  ENGELHARD CORPORATION                                                                 26,376
       1,119  NUCOR CORPORATION                                                                     58,569
         800  UNITED STATES STEEL CORPORATION                                                       41,000

                                                                                                   332,986
                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%
         576  DOW JONES & COMPANY INCORPORATED                                                      24,803
       1,796  GANNETT COMPANY INCORPORATED                                                         146,733
         542  KNIGHT-RIDDER INCORPORATED                                                            36,282
       1,336  MCGRAW-HILL COMPANIES INCORPORATED                                                   122,297
         351  MEREDITH CORPORATION                                                                  19,024
       1,021  NEW YORK TIMES COMPANY CLASS A                                                        41,657
       1,545  RR DONNELLEY & SONS COMPANY                                                           54,523
       2,236  TRIBUNE COMPANY                                                                       94,225
      12,001  VIACOM INCORPORATED CLASS B                                                          436,716

                                                                                                   976,260
                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
RAILROAD TRANSPORTATION - 0.51%
       2,645  BURLINGTON NORTHERN SANTA FE CORPORATION                                        $    125,135
       1,512  CSX CORPORATION                                                                       60,601
       2,787  NORFOLK SOUTHERN CORPORATION                                                         100,861
       1,827  UNION PACIFIC CORPORATION                                                            122,866

                                                                                                   409,463
                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.31%
         526  COOPER TIRE & RUBBER COMPANY                                                          11,335
       1,234  GOODYEAR TIRE & RUBBER COMPANY                                                        18,091
       1,847  NIKE INCORPORATED CLASS B                                                            167,504
         409  REEBOK INTERNATIONAL LIMITED                                                          17,996
         588  SEALED AIR CORPORATION+                                                               31,323

                                                                                                   246,249
                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.20%
         726  BEAR STEARNS COMPANIES INCORPORATED                                                   74,277
       9,480  CHARLES SCHWAB CORPORATION                                                           113,381
       2,617  E*TRADE FINANCIAL CORPORATION+                                                        39,124
         756  FEDERATED INVESTORS INCORPORATED CLASS B                                              22,983
       1,755  FRANKLIN RESOURCES INCORPORATED                                                      122,236
       3,407  GOLDMAN SACHS GROUP INCORPORATED                                                     354,464
       1,896  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                165,862
       6,555  MERRILL LYNCH & COMPANY INCORPORATED                                                 391,792
       7,704  MORGAN STANLEY                                                                       427,726
         901  T ROWE PRICE GROUP INCORPORATED                                                       56,042

                                                                                                 1,767,887
                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
       9,869  CORNING INCORPORATED+                                                                116,158
                                                                                              ------------

TOBACCO PRODUCTS - 1.27%
      14,447  ALTRIA GROUP INCORPORATED                                                            882,711
       1,038  REYNOLDS AMERICAN INCORPORATED                                                        81,587
       1,163  UST INCORPORATED                                                                      55,952

                                                                                                 1,020,250
                                                                                              ------------

TRANSPORTATION BY AIR - 0.38%
         910  DELTA AIR LINES INCORPORATED                                                           6,807
       2,115  FEDEX CORPORATION                                                                    208,306
       5,487  SOUTHWEST AIRLINES COMPANY                                                            89,329

                                                                                                   304,442
                                                                                              ------------

TRANSPORTATION EQUIPMENT - 2.82%
       5,909  BOEING COMPANY                                                                       305,909
         677  BRUNSWICK CORPORATION                                                                 33,511
       1,054  DANA CORPORATION                                                                      18,266
       3,950  DELPHI CORPORATION                                                                    35,629
      12,878  FORD MOTOR COMPANY                                                                   188,534
       1,409  GENERAL DYNAMICS CORPORATION                                                         147,381
       3,975  GENERAL MOTORS CORPORATION                                                           159,238
       1,229  GENUINE PARTS COMPANY                                                                 54,150
         837  GOODRICH CORPORATION                                                                  27,320
       2,067  HARLEY-DAVIDSON INCORPORATED                                                         125,570
       6,054  HONEYWELL INTERNATIONAL INCORPORATED                                                 214,372
       1,339  JOHNSON CONTROLS INCORPORATED                                                         84,946
       3,115  LOCKHEED MARTIN CORPORATION                                                          173,038

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                       VALUE
TRANSPORTATION EQUIPMENT (continued)
         491  NAVISTAR INTERNATIONAL CORPORATION+                                             $     21,594
       2,591  NORTHROP GRUMMAN CORPORATION                                                         140,847
       1,222  PACCAR INCORPORATED                                                                   98,347
         967  TEXTRON INCORPORATED                                                                  71,365
       3,597  UNITED TECHNOLOGIES CORPORATION                                                      371,750

                                                                                                 2,271,767
                                                                                              ------------

TRANSPORTATION SERVICES - 0.03%
         953  SABRE HOLDINGS CORPORATION                                                            21,118
                                                                                              ------------

WATER TRANSPORTATION - 0.32%
       4,457  CARNIVAL CORPORATION                                                                 256,857
                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.74%
         739  AMERISOURCE-BERGEN CORPORATION                                                        43,365
         857  BROWN-FORMAN CORPORATION CLASS B                                                      41,719
       3,041  CARDINAL HEALTH INCORPORATED                                                         176,834
       2,068  MCKESSON CORPORATION                                                                  65,059
       3,149  SAFEWAY INCORPORATED+                                                                 62,161
         944  SUPERVALU INCORPORATED                                                                32,587
       4,503  SYSCO CORPORATION                                                                    171,879

                                                                                                   593,604
                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
         911  VISTEON CORPORATION                                                                    8,901
         634  W.W. GRAINGER INCORPORATED                                                            42,237

                                                                                                    51,138
                                                                                              ------------

TOTAL COMMON STOCK (COST $67,031,154)                                                           79,514,208
                                                                                              ------------

SHORT-TERM INVESTMENTS - 1.25%

MUTUAL FUND - 1.11%
     894,692  WELLS FARGO MONEY MARKET TRUST~++                                                    894,692
                                                                                              ------------

PRINCIPAL                                                 INTEREST RATE   MATURITY DATE
US TREASURY BILLS - 0.14%
$     30,000  US TREASURY BILL^#                              1.68%       02/10/2005                29,934
      80,000  US TREASURY BILL^#                              1.80        02/10/2005                79,823

                                                                                                   109,757
                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,004,487)                                                   1,004,449
                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $68,035,641)*                           100.00%                                         $ 80,518,657
                                              ======                                          ============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,295,157.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                              VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 99.31%
           N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                   11,352,038
           N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                        45,232,756
           N/A  WELLS FARGO INDEX PORTFOLIO                                                                56,670,334
           N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                  8,523,037
           N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                  8,531,694
           N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                   8,526,191
           N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                5,663,366
           N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                      11,306,125
           N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                 39,567,158
           N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                127,112,546
           N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                              8,525,533
           N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                       7,612,086
           N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                  7,559,927
           N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                   7,560,745
           N/A  WELLS FARGO STABLE INCOME PORTFOLIO                                                        84,450,213
           N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                 42,425,883
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                               84,432,425

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $491,289,242)                                      565,052,057
                                                                                                        -------------

PRINCIPAL                                                               INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.69%

US TREASURY BILLS - 0.69%
          25,000  US TREASURY BILL^#                                          1.99%      04/07/2005     $      24,854
       3,950,000  US TREASURY BILL^#                                          2.26       05/12/2005         3,919,222

                                                                                                            3,944,076
                                                                                                        -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,943,166)                                                              3,944,076
                                                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $495,232,408)*                                     100.00%                                        $ 568,996,133
                                                         ======                                         =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

STRATEGIC GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                   VALUE
INVESTMENT IN AFFLILIATED MASTER PORTFOLIOS - 98.99%
           N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                     $   7,358,790
           N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                             29,414,076
           N/A  WELLS FARGO INDEX PORTFOLIO                                                                     36,827,392
           N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                       5,547,140
           N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                       5,553,209
           N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                        5,549,543
           N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                     3,682,598
           N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                            7,365,705
           N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                      25,790,429
           N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                      18,432,386
           N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                   5,549,270
           N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                            4,934,422
           N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                       4,929,319
           N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                        4,929,423
           N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                       6,144,666
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                    12,260,243

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $160,530,901)                                           184,268,611
                                                                                                             -------------

PRINCIPAL                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.01%

US TREASURY BILLS - 1.01%
$        120,000  US TREASURY BILL^#                                          1.68%        02/10/2005              119,735
         105,000  US TREASURY BILL^#                                          1.99         04/07/2005              104,385
       1,655,000  US TREASURY BILL^#                                          2.26         05/12/2005            1,640,767
          15,000  US TREASURY BILL^#                                          2.30         05/12/2005               14,871

                                                                                                                 1,879,758
                                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,880,830)                                                                   1,879,758
                                                                                                             -------------

TOTAL INVESTMENTS IN AFFILIATED MASTER
PORTFOLIOS AND SECURITIES (COST $162,411,731)*           100.00%                                             $ 186,148,369
                                                         ======                                              =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ASSET ALLOCATION FUNDS                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                   VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 99.66%
           N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                         4,318,708
           N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                             17,255,259
           N/A  WELLS FARGO INDEX PORTFOLIO                                                                     21,540,149
           N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                       3,240,883
           N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                       3,244,173
           N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                        3,242,081
           N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                     2,151,945
           N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                            4,305,869
           N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                      15,099,706
           N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                     117,881,387
           N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                   3,241,831
           N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                            2,892,354
           N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                       2,874,660
           N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                        2,874,971
           N/A  WELLS FARGO STABLE INCOME PORTFOLIO                                                            106,928,208
           N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                      39,358,704
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                    78,402,080

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $403,574,355)                                           428,852,968
                                                                                                             -------------

PRINCIPAL                                                                INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 0.34%

US TREASURY BILLS - 0.34%
         100,000  US TREASURY BILL^#                                           1.68%      02/10/2005                99,779
          15,000  US TREASURY BILL^#                                           2.00       04/07/2005                14,912
       1,350,000  US TREASURY BILL^#                                           2.26       05/12/2005             1,338,390
          10,000  US TREASURY BILL^#                                           2.30       05/12/2005                 9,914

                                                                                                                 1,462,995
                                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,463,827)                                                                   1,462,995
                                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $405,038,182)*                                     100.00%                                             $ 430,315,963
                                                         ======                                              =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                        VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                          $    72,691,880
              N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                   291,107,600
              N/A  WELLS FARGO INDEX PORTFOLIO                                           364,107,509
              N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                             55,015,355
              N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                             54,501,096
              N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                              55,089,918
              N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                           36,374,067
              N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                  72,807,484
              N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                            253,884,449
              N/A  WELLS FARGO OVERSEAS PORTFOLIO                                         55,112,255
              N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                  48,647,033
              N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                             48,787,222
              N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                              48,748,498

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $1,033,776,370)                 1,456,874,366
                                                                                     ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,033,776,370)                                              100.00%           $ 1,456,874,366
                                                                   ======            ===============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                     VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                           $  167,724,691
              N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                         167,999,947
              N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                          168,280,036

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $403,247,072)                  504,004,674
                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $403,247,072)                                                100.00%         $  504,004,674
                                                                   ======          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                   VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                           1,127,033,418

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $1,082,194,085)           1,127,033,418
                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,082,194,085)                                              100.00%      $1,127,033,418
                                                                   ======       ==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                  VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                     $  28,356,705
              N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                      43,173,227
              N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                      42,501,028
              N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                       43,301,514
              N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                     169,990,448
              N/A  WELLS FARGO OVERSEAS PORTFOLIO                                  43,333,993
              N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                           66,483,902
              N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                      66,916,108
              N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                       66,786,159

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $354,990,301)              570,843,084
                                                                                -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $354,966,726)                                                100.00%      $ 570,843,084
                                                                   ======       =============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                     VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO INDEX PORTFOLIO                                    $ 1,196,404,117

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $788,282,212)                1,196,404,117
                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $788,282,212)                                                100.00%        $ 1,196,404,117
                                                                   ======         ===============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                   VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                   $42,280,006

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $36,352,928)                42,280,006
                                                                                  -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,352,928)                                                 100.00%        $42,280,006
                                                                   ======         ===========


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                  VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                   $ 2,878,029,979

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $2,550,144,518)            2,878,029,979
                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,550,144,518)                                              100.00%      $ 2,878,029,979
                                                                   ======       ===============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                          VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                           $ 553,007,004

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $510,971,994)                      553,007,004
                                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $510,971,994)                                                100.00%              $ 553,007,004
                                                                   ======               =============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                   VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                     $144,478,953

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $118,523,718)              144,478,953
                                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $118,523,718)                                                100.00%       $144,478,953
                                                                   ======        ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT               SECURITY NAME                                                    VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
              N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                           $6,666,730

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $6,193,023)                  6,666,730
                                                                                   ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,193,023)                                                  100.00%         $6,666,730
                                                                   ======          ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                              VALUE
COMMON STOCK - 98.95%

DEPOSITORY INSTITUTIONS - 60.42%
            185,000  AMSOUTH BANCORPORATION                                 $   4,791,500
            660,984  BANK OF AMERICA CORPORATION                               31,059,638
            221,000  BANK OF NEW YORK COMPANY INCORPORATED                      7,385,820
            127,250  BANK OF THE OZARKS INCORPORATED                            4,330,317
             26,000  CAPITAL CORP OF THE WEST                                   1,222,026
            660,900  CITIGROUP INCORPORATED                                    31,842,162
            230,700  CITY NATIONAL CORPORATION                                 16,298,955
            328,300  COMERICA INCORPORATED                                     20,032,866
            405,000  COMPASS BANCSHARES INCORPORATED                           19,711,350
            397,742  CULLEN FROST BANKERS INCORPORATED                         19,330,261
            409,000  GOLDEN WEST FINANCIAL CORPORATION                         25,120,780
            520,000  JP MORGAN CHASE & COMPANY                                 20,285,200
             37,000  MAIN STREET BANKS INCORPORATED                             1,292,410
            173,000  SKY FINANCIAL GROUP INCORPORATED                           4,959,910
            183,500  SUMMIT BANCSHARES INCORPORATED                             6,881,250
             52,600  SUNTRUST BANKS INCORPORATED                                3,886,088
            305,850  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A             9,995,178
            690,700  US BANCORP                                                21,632,724
            188,000  WACHOVIA CORPORATION                                       9,888,800
             29,900  WESTERN SIERRA BANCORP+                                    1,146,815
            399,000  ZIONS BANCORPORATION                                      27,143,970

                                                                              288,238,020
                                                                            -------------

FINANCIAL SERVICES - 1.63%
            230,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS                 7,789,500
                                                                            -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.65%
             49,900  REDWOOD TRUST INCORPORATED                                 3,098,291
                                                                            -------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.90%
            167,600  METLIFE INCORPORATED                                       6,789,476
            181,200  NATIONAL FINANCIAL PARTNERS CORPORATION                    7,030,560

                                                                               13,820,036
                                                                            -------------

INSURANCE CARRIERS - 13.60%
            210,600  ALLSTATE CORPORATION                                      10,892,232
            316,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                 20,751,720
             65,500  CHUBB CORPORATION                                          5,036,950
             77,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED             5,336,870
            108,800  PRUDENTIAL FINANCIAL INCORPORATED                          5,979,648
             36,600  SELECTIVE INSURANCE GROUP INCORPORATED                     1,619,184
            273,000  ST. PAUL COMPANIES INCORPORATED                           10,120,110
             66,000  XL CAPITAL LIMITED CLASS A                                 5,124,900

                                                                               64,861,614
                                                                            -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 11.19%
             75,000  AMERICAN CAPITAL STRATEGIES LIMITED                        2,501,250
            133,000  AMERICAN EXPRESS COMPANY                                   7,497,210
            247,500  CAPITAL ONE FINANCIAL CORPORATION                         20,841,975
            140,000  FREDDIE MAC                                               10,318,000
            434,850  MBNA CORPORATION                                          12,258,422

                                                                               53,416,857
                                                                            -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                   VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 8.56%
            187,100  BEAR STEARNS COMPANIES INCORPORATED                                                          $  19,142,201
            185,300  GOLDMAN SACHS GROUP INCORPORATED                                                                19,278,612
            400,000  INSTINET GROUP INCORPORATED+                                                                     2,412,000

                                                                                                                     40,832,813
                                                                                                                  -------------

TOTAL COMMON STOCK (COST $381,783,970)                                                                              472,057,131
                                                                                                                  =============
PRINCIPAL                                                                      INTEREST RATE     MATURITY DATE

REPURCHASE AGREEMENTS - 1.05%
$         5,032,000  GOLDMAN SACHS AND COMPANY  - 102% COLLATERALIZED BY
                     US GOVERNMENT SECURITIES (MATURITY VALUE $5,032,629)           1.52%          01/03/2005         5,032,000

TOTAL REPURCHASE AGREEMENTS (COST $5,032,000)                                                                         5,032,000
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $386,815,970)*                                               100.00%                                        $ 477,089,131
                                                                   ======                                         =============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
COMMON STOCK - 91.84%

AMUSEMENT & RECREATION SERVICES - 0.16%
           4,073  HARRAH'S ENTERTAINMENT INCORPORATED                                     $    272,443
          12,525  INTERNATIONAL GAME TECHNOLOGY<<                                              430,609

                                                                                               703,052
                                                                                          ------------

APPAREL & ACCESSORY STORES - 0.42%
          31,864  GAP INCORPORATED<<                                                           672,968
          12,469  KOHL'S CORPORATION+                                                          613,101
          14,771  LIMITED BRANDS                                                               340,028
           5,091  NORDSTROM INCORPORATED                                                       237,902

                                                                                             1,863,999
                                                                                          ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
           4,442  JONES APPAREL GROUP INCORPORATED                                             162,444
           3,945  LIZ CLAIBORNE INCORPORATED                                                   166,518
           4,037  VF CORPORATION                                                               223,569

                                                                                               552,531
                                                                                          ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
           9,615  AUTONATION INCORPORATED+<<                                                   184,704
           2,899  AUTOZONE INCORPORATED+<<                                                     264,708

                                                                                               449,412
                                                                                          ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
           2,336  RYDER SYSTEM INCORPORATED                                                    111,591
                                                                                          ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.17%
           4,517  CENTEX CORPORATION                                                           269,123
           1,683  KB HOME<<                                                                    175,705
           4,635  PULTE HOMES INCORPORATED                                                     295,713

                                                                                               740,541
                                                                                          ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.18%
          79,811  HOME DEPOT INCORPORATED                                                    3,411,122
          28,085  LOWE'S COMPANIES INCORPORATED                                              1,617,415
           5,137  SHERWIN-WILLIAMS COMPANY                                                     229,265

                                                                                             5,257,802
                                                                                          ------------

BUSINESS SERVICES - 6.69%
           8,672  ADOBE SYSTEMS INCORPORATED                                                   544,081
           4,671  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                         281,147
           8,340  AUTODESK INCORPORATED<<                                                      316,503
          21,172  AUTOMATIC DATA PROCESSING INCORPORATED                                       938,978
           8,066  BMC SOFTWARE INCORPORATED+                                                   150,028

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
BUSINESS SERVICES (continued)
          38,265  CENDANT CORPORATION                                                     $    894,636
           6,156  CITRIX SYSTEMS INCORPORATED+                                                 151,007
          21,285  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                               661,112
           6,878  COMPUTER SCIENCES CORPORATION+                                               387,713
          14,071  COMPUWARE CORPORATION+                                                        91,039
           5,146  CONVERGYS CORPORATION+                                                        77,139
          24,093  EBAY INCORPORATED+                                                         2,801,534
          11,097  ELECTRONIC ARTS INCORPORATED+<<                                              684,463
          18,675  ELECTRONIC DATA SYSTEMS CORPORATION<<                                        431,392
           4,909  EQUIFAX INCORPORATED                                                         137,943
          30,160  FIRST DATA CORPORATION                                                     1,283,006
           7,108  FISERV INCORPORATED+                                                         285,671
           8,430  IMS HEALTH INCORPORATED                                                      195,660
          15,369  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                  205,945
           6,812  INTUIT INCORPORATED+                                                         299,796
           3,068  MERCURY INTERACTIVE CORPORATION+<<                                           139,747
         395,124  MICROSOFT CORPORATION                                                     10,553,762
           4,328  MONSTER WORLDWIDE INCORPORATED+                                              145,594
           3,387  NCR CORPORATION+                                                             234,482
          13,661  NOVELL INCORPORATED+                                                          92,212
           6,771  OMNICOM GROUP INCORPORATED                                                   570,931
         186,392  ORACLE CORPORATION+<<                                                      2,557,298
           9,781  PARAMETRIC TECHNOLOGY CORPORATION+                                            57,610
          13,656  PEOPLESOFT INCORPORATED+                                                     361,611
           6,301  ROBERT HALF INTERNATIONAL INCORPORATED                                       185,438
          18,469  SIEBEL SYSTEMS INCORPORATED+                                                 193,925
         122,229  SUN MICROSYSTEMS INCORPORATED+                                               657,592
          10,498  SUNGARD DATA SYSTEMS INCORPORATED+                                           297,408
          23,049  SYMANTEC CORPORATION+<<                                                      593,742
          12,209  UNISYS CORPORATION+                                                          124,288
          15,342  VERITAS SOFTWARE CORPORATION+                                                438,014
          49,967  YAHOO! INCORPORATED+                                                       1,882,757

                                                                                            29,905,204
                                                                                          ------------

CHEMICALS & ALLIED PRODUCTS - 9.24%
          56,602  ABBOTT LABORATORIES                                                        2,640,483
           8,261  AIR PRODUCTS & CHEMICALS INCORPORATED                                        478,890
           3,307  ALBERTO-CULVER COMPANY CLASS B                                               160,621
          46,162  AMGEN INCORPORATED+                                                        2,961,292
           4,014  AVERY DENNISON CORPORATION                                                   240,720
          17,189  AVON PRODUCTS INCORPORATED                                                   665,214
          70,712  BRISTOL-MYERS SQUIBB COMPANY<<                                             1,811,641
           6,790  CHIRON CORPORATION+                                                          226,311
           5,524  CLOROX COMPANY                                                               325,529
          19,273  COLGATE PALMOLIVE COMPANY                                                    986,007
          34,271  DOW CHEMICAL COMPANY                                                       1,696,757
          36,097  DU PONT (E.I.) DE NEMOURS & COMPANY                                        1,770,558
           2,832  EASTMAN CHEMICAL COMPANY                                                     163,491
           9,366  ECOLAB INCORPORATED<<                                                        329,028

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          41,129  ELI LILLY & COMPANY                                                     $  2,334,071
          13,389  FOREST LABORATORIES INCORPORATED+<<                                          600,631
           9,009  GENZYME CORPORATION+                                                         523,153
          15,734  GILEAD SCIENCES INCORPORATED+                                                550,533
          36,083  GILLETTE COMPANY                                                           1,615,797
           1,855  GREAT LAKES CHEMICAL CORPORATION                                              52,849
           5,673  HOSPIRA INCORPORATED+                                                        190,045
           3,425  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                              146,727
           8,779  KING PHARMACEUTICALS INCORPORATED+<<                                         108,860
           9,039  MEDIMMUNE INCORPORATED+                                                      245,047
          80,597  MERCK & COMPANY INCORPORATED                                               2,590,388
           9,609  MONSANTO COMPANY                                                             533,780
           9,780  MYLAN LABORATORIES INCORPORATED                                              172,910
         273,711  PFIZER INCORPORATED                                                        7,360,089
           6,247  PPG INDUSTRIES INCORPORATED                                                  425,795
          11,801  PRAXAIR INCORPORATED                                                         521,014
          92,194  PROCTER & GAMBLE COMPANY                                                   5,078,046
           8,171  ROHM & HAAS COMPANY                                                          361,403
          53,527  SCHERING-PLOUGH CORPORATION<<                                              1,117,644
           2,509  SIGMA-ALDRICH CORPORATION                                                    151,694
           3,979  WATSON PHARMACEUTICALS INCORPORATED+                                         130,551
          48,490  WYETH                                                                      2,065,189

                                                                                            41,332,758
                                                                                          ------------

COMMUNICATIONS - 3.86%
          11,039  ALLTEL CORPORATION                                                           648,652
          28,925  AT&T CORPORATION                                                             551,311
          16,638  AVAYA INCORPORATED+                                                          286,174
          66,574  BELLSOUTH CORPORATION                                                      1,850,091
           4,890  CENTURYTEL INCORPORATED<<                                                    173,448
          20,845  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                    698,099
          80,681  COMCAST CORPORATION CLASS A+                                               2,685,064
          40,389  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                1,211,670
          65,998  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                             293,031
         120,497  SBC COMMUNICATIONS INCORPORATED                                            3,105,208
          53,461  SPRINT CORPORATION-FON GROUP                                               1,328,506
          11,746  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                             343,805
         100,636  VERIZON COMMUNICATIONS INCORPORATED                                        4,076,764

                                                                                            17,251,823
                                                                                          ------------

DEPOSITORY INSTITUTIONS - 9.70%
          12,906  AMSOUTH BANCORPORATION                                                       334,265
         146,802  BANK OF AMERICA CORPORATION                                                6,898,226
          28,236  BANK OF NEW YORK COMPANY INCORPORATED                                        943,647
          20,075  BB&T CORPORATION<<                                                           844,154
         188,619  CITIGROUP INCORPORATED                                                     9,087,663
           6,198  COMERICA INCORPORATED                                                        378,202
           4,457  COMPASS BANCSHARES INCORPORATED                                              216,922

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
          20,400  FIFTH THIRD BANCORP                                                     $    964,512
           4,475  FIRST HORIZON NATIONAL CORPORATION                                           192,917
          11,128  GOLDEN WEST FINANCIAL CORPORATION                                            683,482
           8,399  HUNTINGTON BANCSHARES INCORPORATED<<                                         208,127
         129,476  JP MORGAN CHASE & COMPANY                                                  5,050,859
          14,778  KEYCORP                                                                      500,974
           4,221  M&T BANK CORPORATION                                                         455,193
           8,120  MARSHALL & ILSLEY CORPORATION                                                358,904
          15,393  MELLON FINANCIAL CORPORATION                                                 478,876
          24,624  NATIONAL CITY CORPORATION                                                    924,631
          17,105  NORTH FORK BANCORPORATION INCORPORATED                                       493,479
           7,967  NORTHERN TRUST CORPORATION                                                   387,037
          10,272  PNC FINANCIAL SERVICES GROUP                                                 590,024
          16,892  REGIONS FINANCIAL CORPORATION                                                601,186
          12,546  SOVEREIGN BANCORP INCORPORATED                                               282,912
          12,117  STATE STREET CORPORATION                                                     595,187
          13,475  SUNTRUST BANKS INCORPORATED<<                                                995,533
          11,254  SYNOVUS FINANCIAL CORPORATION                                                321,639
          67,861  US BANCORP                                                                 2,125,407
          58,283  WACHOVIA CORPORATION                                                       3,065,686
          31,731  WASHINGTON MUTUAL INCORPORATED                                             1,341,587
          61,490  WELLS FARGO & COMPANY++                                                    3,821,604
           3,258  ZIONS BANCORPORATION                                                         221,642

                                                                                            43,364,477
                                                                                          ------------

EATING & DRINKING PLACES - 0.51%
           5,714  DARDEN RESTAURANTS INCORPORATED<<                                            158,506
          45,692  MCDONALD'S CORPORATION                                                     1,464,886
           4,142  WENDY'S INTERNATIONAL INCORPORATED                                           162,615
          10,646  YUM! BRANDS INCORPORATED<<                                                   502,278

                                                                                             2,288,285
                                                                                          ------------

EDUCATIONAL SERVICES - 0.12%
           6,732  APOLLO GROUP INCORPORATED CLASS A+                                           543,340
                                                                                          ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.10%
          23,580  AES CORPORATION+                                                             322,339
           4,988  ALLEGHENY ENERGY INCORPORATED+<<                                              98,313
          11,566  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                      107,332
           7,079  AMEREN CORPORATION<<                                                         354,941
          14,381  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                               493,843
          19,419  CALPINE CORPORATION+<<                                                        76,511
          11,187  CENTERPOINT ENERGY INCORPORATED<<                                            126,413
           6,587  CINERGY CORPORATION                                                          274,217
          12,191  CITIZENS COMMUNICATIONS COMPANY<<                                            168,114
           7,077  CMS ENERGY CORPORATION+<<                                                     73,955
           8,795  CONSOLIDATED EDISON INCORPORATED<<                                           384,781
           6,391  CONSTELLATION ENERGY GROUP INCORPORATED                                      279,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          12,046  DOMINION RESOURCES INCORPORATED                                         $    815,996
           6,322  DTE ENERGY COMPANY                                                           272,668
          34,769  DUKE ENERGY CORPORATION<<                                                    880,699
          13,811  DYNEGY INCORPORATED CLASS A+<<                                                63,807
          11,841  EDISON INTERNATIONAL                                                         379,267
          23,377  EL PASO CORPORATION                                                          243,121
           8,124  ENTERGY CORPORATION                                                          549,101
          24,080  EXELON CORPORATION                                                         1,061,206
          11,987  FIRSTENERGY CORPORATION                                                      473,606
           6,745  FPL GROUP INCORPORATED<<                                                     504,189
           5,836  KEYSPAN CORPORATION                                                          230,230
           4,502  KINDER MORGAN INCORPORATED<<                                                 329,231
           1,602  NICOR INCORPORATED                                                            59,178
           9,827  NISOURCE INCORPORATED                                                        223,859
           1,367  PEOPLES ENERGY CORPORATION                                                    60,080
          14,651  PG&E CORPORATION+                                                            487,585
           3,328  PINNACLE WEST CAPITAL CORPORATION                                            147,796
           6,870  PPL CORPORATION                                                              366,034
           8,978  PROGRESS ENERGY INCORPORATED                                                 406,165
           8,639  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                 447,241
           8,482  SEMPRA ENERGY<<                                                              311,120
          26,883  SOUTHERN COMPANY<<                                                           901,118
           7,257  TECO ENERGY INCORPORATED<<                                                   111,322
           8,730  TXU CORPORATION<<                                                            563,609
          20,793  WASTE MANAGEMENT INCORPORATED                                                622,542
          20,224  WILLIAMS COMPANIES INCORPORATED<<                                            329,449
          14,550  XCEL ENERGY INCORPORATED                                                     264,810

                                                                                            13,865,139
                                                                                          ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 9.04%
          29,398  ADC TELECOMMUNICATIONS INCORPORATED+<<                                        78,787
          14,025  ADVANCED MICRO DEVICES INCORPORATED+<<                                       308,831
          13,530  ALTERA CORPORATION+                                                          280,071
           6,951  AMERICAN POWER CONVERSION CORPORATION                                        148,752
          13,659  ANALOG DEVICES INCORPORATED                                                  504,290
           5,844  ANDREW CORPORATION+<<                                                         79,654
          11,199  APPLIED MICRO CIRCUITS CORPORATION+                                           47,148
          11,960  BROADCOM CORPORATION CLASS A+<<                                              386,069
          20,780  CIENA CORPORATION+                                                            69,405
           7,183  COMVERSE TECHNOLOGY INCORPORATED+<<                                          175,624
           3,335  COOPER INDUSTRIES LIMITED CLASS A                                            226,413
          15,254  EMERSON ELECTRIC COMPANY                                                   1,069,306
          14,167  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                260,106
         384,240  GENERAL ELECTRIC COMPANY                                                  14,024,760
         229,807  INTEL CORPORATION                                                          5,375,186
          60,502  INTERNATIONAL BUSINESS MACHINES CORPORATION                                5,964,287
           7,323  JABIL CIRCUIT INCORPORATED+                                                  187,322
          52,482  JDS UNIPHASE CORPORATION+<<                                                  166,368
           7,103  KLA-TENCOR CORPORATION+                                                      330,858

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued
           4,185  L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                            $      306,509
          11,159  LINEAR TECHNOLOGY CORPORATION                                                432,523
          13,990  LSI LOGIC CORPORATION+                                                        76,665
         160,666  LUCENT TECHNOLOGIES INCORPORATED+<<                                          604,104
          11,821  MAXIM INTEGRATED PRODUCTS INCORPORATED                                       501,092
           2,879  MAYTAG CORPORATION                                                            60,747
          22,257  MICRON TECHNOLOGY INCORPORATED+<<                                            274,874
           6,847  MOLEX INCORPORATED<<                                                         205,410
          88,479  MOTOROLA INCORPORATED                                                      1,521,839
          13,016  NATIONAL SEMICONDUCTOR CORPORATION<<                                         233,637
          13,039  NETWORK APPLIANCE INCORPORATED+<<                                            433,156
           5,080  NOVELLUS SYSTEMS INCORPORATED+                                               141,681
           6,040  NVIDIA CORPORATION+                                                          142,302
           6,477  PMC-SIERRA INCORPORATED+<<                                                    72,866
           3,050  POWER-ONE INCORPORATED+                                                       27,206
           3,363  QLOGIC CORPORATION+                                                          123,523
          59,571  QUALCOMM INCORPORATED                                                      2,525,810
           6,416  ROCKWELL COLLINS INCORPORATED<<                                              253,047
          18,940  SANMINA-SCI CORPORATION+<<                                                   160,422
           5,572  SCIENTIFIC-ATLANTA INCORPORATED<<                                            183,932
          35,285  SOLECTRON CORPORATION+                                                       188,069
          16,790  TELLABS INCORPORATED+                                                        144,226
          62,800  TEXAS INSTRUMENTS INCORPORATED                                             1,546,136
           2,414  WHIRLPOOL CORPORATION<<                                                      167,073
          12,659  XILINX INCORPORATED                                                          375,339

                                                                                            40,385,425
                                                                                        --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.32%
           3,045  FLUOR CORPORATION                                                            165,983
           5,375  MOODY'S CORPORATION                                                          466,819
          13,745  PAYCHEX INCORPORATED                                                         468,429
           3,678  QUEST DIAGNOSTICS INCORPORATED                                               351,433

                                                                                             1,452,664
                                                                                        --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.50%
           4,092  BALL CORPORATION                                                             179,966
           5,239  FORTUNE BRANDS INCORPORATED                                                  404,346
          10,746  ILLINOIS TOOL WORKS INCORPORATED                                             995,939
          16,282  MASCO CORPORATION                                                            594,782
           2,091  SNAP-ON INCORPORATED                                                          71,847

                                                                                             2,246,880
                                                                                        --------------

FINANCIAL SERVICES - 0.04%
           8,587  JANUS CAPITAL GROUP INCORPORATED                                             144,347
                                                                                        --------------

FOOD & KINDRED PRODUCTS - 3.21%
           1,360  ADOLPH COORS COMPANY CLASS B<<                                               102,911

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
          28,714  ANHEUSER-BUSCH COMPANIES INCORPORATED<<                               $   1,456,661
          23,788  ARCHER-DANIELS-MIDLAND COMPANY                                              530,710
          14,954  CAMPBELL SOUP COMPANY                                                       446,975
          87,933  COCA-COLA COMPANY                                                         3,660,651
          17,053  COCA-COLA ENTERPRISES INCORPORATED<<                                        355,555
          18,691  CONAGRA FOODS INCORPORATED                                                  550,450
          13,242  GENERAL MILLS INCORPORATED                                                  658,260
           4,069  HERCULES INCORPORATED+                                                       60,425
           8,943  HERSHEY FOODS CORPORATION                                                   496,694
          12,696  HJ HEINZ COMPANY                                                            495,017
          15,007  KELLOGG COMPANY                                                             670,213
           4,968  MCCORMICK & COMPANY INCORPORATED                                            191,765
           9,089  PEPSI BOTTLING GROUP INCORPORATED<<                                         245,766
          61,221  PEPSICO INCORPORATED                                                      3,195,736
          28,523  SARA LEE CORPORATION                                                        688,545
           8,157  WM WRIGLEY JR COMPANY                                                       564,383

                                                                                           14,370,717
                                                                                       --------------

FOOD STORES - 0.38%
          13,376  ALBERTSON'S INCORPORATED<<                                                  319,419
          26,862  KROGER COMPANY+                                                             471,160
          14,537  STARBUCKS CORPORATION+                                                      906,527

                                                                                            1,697,106
                                                                                       --------------

FORESTRY - 0.13%
           8,717  WEYERHAEUSER COMPANY<<                                                      585,957
                                                                                       --------------

FURNITURE & FIXTURES - 0.10%
           6,938  LEGGETT & PLATT INCORPORATED                                                197,247
           9,987  NEWELL RUBBERMAID INCORPORATED<<                                            241,586

                                                                                              438,833
                                                                                       --------------

GENERAL MERCHANDISE STORES - 0.92%
           4,102  BIG LOTS INCORPORATED+                                                       49,757
          11,909  DOLLAR GENERAL CORPORATION                                                  247,350
           6,094  FAMILY DOLLAR STORES INCORPORATED                                           190,315
           6,149  FEDERATED DEPARTMENT STORES INCORPORATED<<                                  355,351
          10,380  JC PENNEY COMPANY INCORPORATED                                              429,732
          10,612  MAY DEPARTMENT STORES COMPANY                                               311,993
           7,516  SEARS ROEBUCK & COMPANY<<                                                   383,541
          32,543  TARGET CORPORATION                                                        1,689,958
          17,513  TJX COMPANIES INCORPORATED<<                                                440,102

                                                                                            4,098,099
                                                                                       --------------

HEALTH SERVICES - 0.63%
          12,122  BIOGEN IDEC INCORPORATED+                                                   807,446
          16,521  CAREMARK RX INCORPORATED+                                                   651,423

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                             VALUE
HEALTH SERVICES (continued)
          15,309  HCA INCORPORATED                                                     $      611,748
           8,846  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                        200,981
           5,027  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                 250,445
           3,141  MANOR CARE INCORPORATED                                                     111,286
          16,960  TENET HEALTHCARE CORPORATION+<<                                             186,221

                                                                                            2,819,550
                                                                                       --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.51%
           3,444  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                           132,732
           7,112  ARCHSTONE-SMITH TRUST                                                       272,390
          14,655  EQUITY OFFICE PROPERTIES TRUST<<                                            426,754
          10,277  EQUITY RESIDENTIAL<<                                                        371,822
           6,671  PLUM CREEK TIMBER COMPANY                                                   256,433
           6,683  PROLOGIS                                                                    289,574
           8,038  SIMON PROPERTY GROUP INCORPORATED                                           519,817

                                                                                            2,269,522
                                                                                       --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
          10,937  BED BATH & BEYOND INCORPORATED+                                             435,621
          11,790  BEST BUY COMPANY INCORPORATED                                               700,562
           7,102  CIRCUIT CITY STORES INCORPORATED                                            111,075
           5,759  RADIO SHACK CORPORATION                                                     189,356

                                                                                            1,436,614
                                                                                       --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.28%
          14,030  HILTON HOTELS CORPORATION                                                   319,042
           8,127  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                 511,839
           7,533  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                            439,927

                                                                                            1,270,808
                                                                                       --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.38%
          28,295  3M COMPANY                                                                2,322,171
           7,796  AMERICAN STANDARD COMPANIES INCORPORATED+<<                                 322,131
          14,612  APPLE COMPUTER INCORPORATED+                                                941,013
          61,721  APPLIED MATERIALS INCORPORATED+                                           1,055,429
          12,192  BAKER HUGHES INCORPORATED<<                                                 520,232
           2,934  BLACK & DECKER CORPORATION<<                                                259,160
          12,402  CATERPILLAR INCORPORATED<<                                                1,209,319
         239,320  CISCO SYSTEMS INCORPORATED+                                               4,618,876
           1,654  CUMMINS INCORPORATED                                                        138,589
           9,019  DEERE & COMPANY                                                             671,013
          90,291  DELL INCORPORATED+                                                        3,804,863
           7,391  DOVER CORPORATION                                                           309,978
          87,092  EMC CORPORATION+                                                          1,295,058
          13,583  GATEWAY INCORPORATED+                                                        81,634
           6,259  INGERSOLL-RAND COMPANY CLASS A                                              502,598
           4,691  LEXMARK INTERNATIONAL INCORPORATED+                                         398,735

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           4,506  PALL CORPORATION                                                     $      130,449
           4,342  PARKER HANNIFIN CORPORATION                                                 328,863
           8,381  PITNEY BOWES INCORPORATED                                                   387,873
           2,989  STANLEY WORKS                                                               146,431
           8,746  SYMBOL TECHNOLOGIES INCORPORATED<<                                          151,306

                                                                                           19,595,721
                                                                                       --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.78%
          10,329  ACE LIMITED                                                                 441,565
          11,501  AON CORPORATION                                                             274,414
           5,793  HUMANA INCORPORATED+<<                                                      171,994
           4,961  JEFFERSON-PILOT CORPORATION                                                 257,774
          19,150  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                   630,035
           9,903  MEDCO HEALTH SOLUTIONS INCORPORATED+                                        411,965
          27,052  METLIFE INCORPORATED                                                      1,095,876
          10,775  UNUMPROVIDENT CORPORATION<<                                                 193,303

                                                                                            3,476,926
                                                                                       --------------

INSURANCE CARRIERS - 4.40%
           5,366  AETNA INCORPORATED<<                                                        669,408
          18,389  AFLAC INCORPORATED                                                          732,618
          24,940  ALLSTATE CORPORATION                                                      1,289,897
           3,949  AMBAC FINANCIAL GROUP INCORPORATED                                          324,331
          94,662  AMERICAN INTERNATIONAL GROUP INCORPORATED                                 6,216,454
           6,962  CHUBB CORPORATION                                                           535,378
           4,879  CIGNA CORPORATION                                                           397,980
           6,107  CINCINNATI FINANCIAL CORPORATION                                            270,296
          10,674  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              739,815
           6,345  LINCOLN NATIONAL CORPORATION                                                296,185
           6,741  LOEWS CORPORATION                                                           473,892
           5,114  MBIA INCORPORATED                                                           323,614
           3,517  MGIC INVESTMENT CORPORATION                                                 242,356
          11,156  PRINCIPAL FINANCIAL GROUP INCORPORATED                                      456,727
           7,276  PROGRESSIVE CORPORATION                                                     617,296
          18,644  PRUDENTIAL FINANCIAL INCORPORATED                                         1,024,674
           4,609  SAFECO CORPORATION                                                          240,774
          24,331  ST. PAUL COMPANIES INCORPORATED                                             901,950
           3,929  TORCHMARK CORPORATION                                                       224,503
          23,755  UNITEDHEALTH GROUP INCORPORATED                                           2,091,153
          10,727  WELLPOINT INCORPORATED+                                                   1,233,605
           5,039  XL CAPITAL LIMITED CLASS A                                                  391,278

                                                                                           19,694,184
                                                                                       --------------

LEATHER & LEATHER PRODUCTS - 0.09%
           6,866  COACH INCORPORATED+<<                                                       387,242
                                                                                       --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
           9,379  GEORGIA-PACIFIC CORPORATION                                           $     351,525
           3,999  LOUISIANA-PACIFIC CORPORATION                                               106,933

                                                                                              458,458
                                                                                        -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.84%
          17,649  AGILENT TECHNOLOGIES INCORPORATED+                                           425,341
           4,771  ALLERGAN INCORPORATED<<                                                      386,785
           7,124  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP<<                               148,963
           1,943  BAUSCH & LOMB INCORPORATED                                                   125,246
          22,404  BAXTER INTERNATIONAL INCORPORATED                                            773,834
           9,205  BECTON DICKINSON & COMPANY                                                   522,844
           9,200  BIOMET INCORPORATED                                                          399,188
          30,692  BOSTON SCIENTIFIC CORPORATION+                                             1,091,101
           3,803  C.R. BARD INCORPORATED                                                       243,316
          11,216  DANAHER CORPORATION                                                          643,910
          10,419  EASTMAN KODAK COMPANY                                                        336,013
           4,262  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                              265,863
          11,578  GUIDANT CORPORATION                                                          834,774
          43,930  MEDTRONIC INCORPORATED                                                     2,182,003
           1,807  MILLIPORE CORPORATION                                                         90,007
           4,655  PERKINELMER INCORPORATED                                                     104,691
          16,429  RAYTHEON COMPANY                                                             637,938
           6,694  ROCKWELL AUTOMATION INCORPORATED                                             331,688
          12,994  ST. JUDE MEDICAL INCORPORATED+                                               544,838
          14,611  STRYKER CORPORATION<<                                                        704,981
           3,271  TEKTRONIX INCORPORATED                                                        98,817
           7,057  TERADYNE INCORPORATED+<<                                                     120,463
           5,813  THERMO ELECTRON CORPORATION+                                                 175,494
           4,391  WATERS CORPORATION+                                                          205,455
          34,657  XEROX CORPORATION+<<                                                         589,515
           8,915  ZIMMER HOLDINGS INCORPORATED+<<                                              714,270

                                                                                            12,697,338
                                                                                        --------------

METAL MINING - 0.29%
           6,488  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                          248,036
          16,133  NEWMONT MINING CORPORATION                                                   716,467
           3,469  PHELPS DODGE CORPORATION<<                                                   343,153

                                                                                             1,307,656
                                                                                        --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
           3,721  VULCAN MATERIALS COMPANY                                                     203,204
                                                                                        --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.91%
           5,520  EATON CORPORATION                                                            399,427
           6,433  HASBRO INCORPORATED<<                                                        124,672
         109,757  HEWLETT-PACKARD COMPANY                                                    2,301,604
           3,355  ITT INDUSTRIES INCORPORATED                                                  283,330

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         107,861  JOHNSON & JOHNSON<<                                                   $   6,840,545
          15,081  MATTEL INCORPORATED                                                         293,929
           5,288  TIFFANY & COMPANY                                                           169,057
          73,111  TYCO INTERNATIONAL LIMITED                                                2,612,987

                                                                                           13,025,551
                                                                                        -------------

MISCELLANEOUS RETAIL - 2.75%
          17,048  COSTCO WHOLESALE CORPORATION<<                                              825,294
          14,540  CVS CORPORATION<<                                                           655,318
           2,984  DILLARDS INCORPORATED CLASS A                                                80,180
           2,761  EXPRESS SCRIPTS INCORPORATED+                                               211,051
          11,354  OFFICE DEPOT INCORPORATED+                                                  197,105
          18,096  STAPLES INCORPORATED                                                        610,016
           7,816  TOYS R US INCORPORATED+                                                     159,994
         153,914  WAL-MART STORES INCORPORATED                                              8,129,737
          37,143  WALGREEN COMPANY                                                          1,425,177

                                                                                           12,293,872
                                                                                        -------------

MOTION PICTURES - 1.58%
          94,957  NEWS CORPORATION CLASS A                                                  1,771,898
         166,472  TIME WARNER INCORPORATED+<<                                               3,236,216
          74,262  WALT DISNEY COMPANY                                                       2,064,483

                                                                                            7,072,597
                                                                                        -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.78%
          40,734  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                              3,481,128
                                                                                        -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.49%
          45,619  AMERICAN EXPRESS COMPANY                                                  2,571,543
           8,821  CAPITAL ONE FINANCIAL CORPORATION<<                                         742,816
           7,638  CIT GROUP INCORPORATED                                                      349,973
          21,096  COUNTRYWIDE FINANCIAL CORPORATION<<                                         780,763
          35,178  FANNIE MAE<<                                                              2,505,025
          25,061  FREDDIE MAC                                                               1,846,996
          46,436  MBNA CORPORATION<<                                                        1,309,031
          10,653  PROVIDIAN FINANCIAL CORPORATION+                                            175,455
          15,621  SLM CORPORATION<<                                                           834,005

                                                                                           11,115,607
                                                                                        -------------

OIL & GAS EXTRACTION - 1.82%
           8,989  ANADARKO PETROLEUM CORPORATION<<                                            582,577
          11,865  APACHE CORPORATION                                                          600,013
           5,869  BJ SERVICES COMPANY                                                         273,143
          14,228  BURLINGTON RESOURCES INCORPORATED<<                                         618,918
          17,664  DEVON ENERGY CORPORATION                                                    687,483
           4,309  EOG RESOURCES INCORPORATED<<                                                307,490
          16,063  HALLIBURTON COMPANY                                                         630,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
OIL & GAS EXTRACTION (continued)
           5,513  KERR-MCGEE CORPORATION<<                                              $     318,596
           5,433  NABORS INDUSTRIES LIMITED+<<                                                278,659
           4,919  NOBLE CORPORATION+                                                          244,671
          14,346  OCCIDENTAL PETROLEUM CORPORATION                                            837,233
           3,897  ROWAN COMPANIES INCORPORATED+                                               100,932
          21,397  SCHLUMBERGER LIMITED<<                                                    1,432,529
          11,687  TRANSOCEAN INCORPORATED+<<                                                  495,412
           9,565  UNOCAL CORPORATION                                                          413,591
           9,462  XTO ENERGY INCORPORATED                                                     334,766

                                                                                            8,156,325
                                                                                        -------------

PAPER & ALLIED PRODUCTS - 0.59%
           3,886  BEMIS COMPANY INCORPORATED                                                  113,044
          17,684  INTERNATIONAL PAPER COMPANY                                                 742,728
          17,726  KIMBERLY-CLARK CORPORATION                                                1,166,548
           7,365  MEADWESTVACO CORPORATION                                                    249,600
           3,397  OFFICEMAX INCORPORATED                                                      106,598
           5,394  PACTIV CORPORATION+                                                         136,414
           2,035  TEMPLE-INLAND INCORPORATED<<                                                139,194

                                                                                            2,654,126
                                                                                        -------------

PERSONAL SERVICES - 0.13%
           6,238  CINTAS CORPORATION                                                          273,599
           5,986  H & R BLOCK INCORPORATED                                                    293,314

                                                                                              566,913
                                                                                        -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.42%
           3,331  AMERADA HESS CORPORATION<<                                                  274,408
           2,582  ASHLAND INCORPORATED                                                        150,737
          77,000  CHEVRONTEXACO CORPORATION                                                 4,043,270
          25,086  CONOCOPHILLIPS                                                            2,178,217
         234,470  EXXONMOBIL CORPORATION                                                   12,018,932
          12,595  MARATHON OIL CORPORATION                                                    473,698
           2,657  SUNOCO INCORPORATED<<                                                       217,104
           9,327  VALERO ENERGY CORPORATION                                                   423,446

                                                                                           19,779,812
                                                                                        -------------

PRIMARY METAL INDUSTRIES - 0.38%
          31,637  ALCOA INCORPORATED                                                          994,034
           3,470  ALLEGHENY TECHNOLOGIES INCORPORATED                                          75,195
           4,445  ENGELHARD CORPORATION                                                       136,328
           5,782  NUCOR CORPORATION                                                           302,630
           4,132  UNITED STATES STEEL CORPORATION<<                                           211,765

                                                                                            1,719,952
                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.13%
           2,978  DOW JONES & COMPANY INCORPORATED<<                                    $     128,233
           9,277  GANNETT COMPANY INCORPORATED                                                757,931
           2,798  KNIGHT-RIDDER INCORPORATED                                                  187,298
           6,901  MCGRAW-HILL COMPANIES INCORPORATED                                          631,718
           1,817  MEREDITH CORPORATION                                                         98,481
           5,272  NEW YORK TIMES COMPANY CLASS A<<                                             215,09
           7,981  RR DONNELLEY & SONS COMPANY                                                 281,649
          11,547  TRIBUNE COMPANY                                                             486,591
          61,968  VIACOM INCORPORATED CLASS B                                               2,255,015

                                                                                            5,042,014
                                                                                        -------------

RAILROAD TRANSPORTATION - 0.47%
          13,662  BURLINGTON NORTHERN SANTA FE CORPORATION                                    646,349
           7,807  CSX CORPORATION                                                             312,905
          14,392  NORFOLK SOUTHERN CORPORATION<<                                              520,846
           9,434  UNION PACIFIC CORPORATION                                                   634,437

                                                                                            2,114,537
                                                                                        -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
           2,721  COOPER TIRE & RUBBER COMPANY<<                                               58,638
           6,373  GOODYEAR TIRE & RUBBER COMPANY<<                                             93,428
           9,539  NIKE INCORPORATED CLASS B<<                                                 865,092
           2,112  REEBOK INTERNATIONAL LIMITED<<                                               92,928
           3,037  SEALED AIR CORPORATION+<<                                                   161,781

                                                                                            1,271,867
                                                                                        -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.05%
           3,752  BEAR STEARNS COMPANIES INCORPORATED                                         383,867
          48,955  CHARLES SCHWAB CORPORATION                                                  585,502
          13,516  E*TRADE FINANCIAL CORPORATION+                                              202,064
           3,905  FEDERATED INVESTORS INCORPORATED CLASS B                                    118,712
           9,063  FRANKLIN RESOURCES INCORPORATED                                             631,238
          17,597  GOLDMAN SACHS GROUP INCORPORATED                                          1,830,792
           9,791  LEHMAN BROTHERS HOLDINGS INCORPORATED                                       856,517
          33,851  MERRILL LYNCH & COMPANY INCORPORATED                                      2,023,274
          39,781  MORGAN STANLEY                                                            2,208,641
           4,657  T ROWE PRICE GROUP INCORPORATED                                             289,665

                                                                                            9,130,272
                                                                                        -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.13%
          50,963  CORNING INCORPORATED+                                                       599,834
                                                                                        -------------

TOBACCO PRODUCTS - 1.18%
          74,600  ALTRIA GROUP INCORPORATED                                                 4,558,060
           5,362  REYNOLDS AMERICAN INCORPORATED<<                                            421,453


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                              VALUE
TOBACCO PRODUCTS (continued)
           6,005  UST INCORPORATED<<                                                    $      288,901

                                                                                             5,268,414
                                                                                        --------------

TRANSPORTATION BY AIR - 0.35%
           4,703  DELTA AIR LINES INCORPORATED<<                                                35,178
          10,924  FEDEX CORPORATION                                                          1,075,905
          28,333  SOUTHWEST AIRLINES COMPANY                                                   461,261

                                                                                             1,572,344
                                                                                        --------------

TRANSPORTATION EQUIPMENT - 2.62%
          30,514  BOEING COMPANY                                                             1,579,710
           3,496  BRUNSWICK CORPORATION                                                        173,052
           5,444  DANA CORPORATION                                                              94,344
          20,396  DELPHI CORPORATION                                                           183,972
          66,498  FORD MOTOR COMPANY<<                                                         973,531
           7,279  GENERAL DYNAMICS CORPORATION                                                 761,383
          20,528  GENERAL MOTORS CORPORATION<<                                                 822,352
           6,346  GENUINE PARTS COMPANY                                                        279,605
           4,322  GOODRICH CORPORATION                                                         141,070
          10,677  HARLEY-DAVIDSON INCORPORATED<<                                               648,628
          31,262  HONEYWELL INTERNATIONAL INCORPORATED                                       1,106,987
           6,918  JOHNSON CONTROLS INCORPORATED                                                438,878
          16,088  LOCKHEED MARTIN CORPORATION                                                  893,688
           2,537  NAVISTAR INTERNATIONAL CORPORATION+<<                                        111,577
          13,382  NORTHROP GRUMMAN CORPORATION                                                 727,446
           6,313  PACCAR INCORPORATED                                                          508,070
           4,998  TEXTRON INCORPORATED                                                         368,852
          18,573  UNITED TECHNOLOGIES CORPORATION<<                                          1,919,520

                                                                                            11,732,665
                                                                                        --------------

TRANSPORTATION SERVICES - 0.02%
           4,923  SABRE HOLDINGS CORPORATION                                                   109,094
                                                                                        --------------

WATER TRANSPORTATION - 0.30%
          23,016  CARNIVAL CORPORATION<<                                                     1,326,412
                                                                                        --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.69%
           3,820  AMERISOURCE-BERGEN CORPORATION                                               224,158
           4,426  BROWN-FORMAN CORPORATION CLASS B                                             215,458
          15,703  CARDINAL HEALTH INCORPORATED                                                 913,129
          10,682  MCKESSON CORPORATION                                                         336,056
          16,264  SAFEWAY INCORPORATED+                                                        321,051
           4,879  SUPERVALU INCORPORATED                                                       168,423
          23,253  SYSCO CORPORATION                                                            887,567

                                                                                             3,065,842
                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.06%
           4,707  VISTEON CORPORATION                                                                             $      45,987
           3,274  W.W. GRAINGER INCORPORATED                                                                            218,114

                                                                                                                        264,101
                                                                                                                  -------------

TOTAL COMMON STOCK (COST $221,047,192)                                                                              410,630,484
                                                                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 7.70%

COLLATERAL INVESTED IN MONEY MARKET FUNDS -  1.21%
         295,651  FEDERATED INVESTORS PRIME OBILIGATIONS FUND                                                           295,651
       5,123,293  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTOFOLIO                                             5,123,293

                                                                                                                      5,418,944
                                                                                                                  -------------


PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 6.49%
      13,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT                2.30%      01/03/2005         13,000,000
      13,000,000  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT        2.28       01/03/2005         13,000,000
       1,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^                       2.35       01/28/2005            998,420
       1,000,000  LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^                         2.36       01/26/2005            998,540
       1,000,000  VARIABLE FUNDING CAPITAL CORPORATION COMMERCIAL PAPER^               2.23       01/03/2005          1,000,000

                                                                                                                     28,996,960
                                                                                                                  -------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $34,415,904)                                                         34,415,904
                                                                                                                  -------------

RIGHTS - 0.00%
          12,100  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                                  -------------

WARRANTS - 0.00%
           1,103  LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON DECEMBER 10, 2007)+                                        1,743

TOTAL WARRANTS (COST $1,721)                                                                                              1,743
                                                                                                                  -------------

SHORT-TERM INVESTMENTS - 0.46%

MUTUAL FUND - 0.37%
       1,658,827  WELLS FARGO MONEY MARKET TRUST~++                                                                   1,658,827
                                                                                                                  -------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE

US TREASURY BILLS - 0.09%
         240,000  US TREASURY BILL^                                                    1.68       02/10/2005            239,469
         165,000  US TREASURY BILL^                                                    2.27       05/12/2005            163,581

                                                                                                                        403,050
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,062,059)                                                                        2,061,877
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $257,526,876)*                                     100.00%                                                 $ 447,110,008
                                                         =====                                                   =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,510,807.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $ 24,799,500. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.15% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
COMMON STOCK - 98.92%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.29%
          41,230  HOME DEPOT INCORPORATED                                       $    1,762,170
          36,440  LOWE'S COMPANIES INCORPORATED                                      2,098,580

                                                                                     3,860,750
                                                                                --------------

BUSINESS SERVICES - 15.50%
          51,420  ADOBE SYSTEMS INCORPORATED                                         3,226,091
          46,670  AUTODESK INCORPORATED                                              1,771,126
              28  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                           870
          65,590  EBAY INCORPORATED+                                                 7,626,805
          56,870  ELECTRONIC ARTS INCORPORATED+                                      3,507,741
         185,708  MICROSOFT CORPORATION                                              4,960,261
          67,330  SYMANTEC CORPORATION+                                              1,734,421
          87,360  YAHOO! INCORPORATED+                                               3,291,725

                                                                                    26,119,040
                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 8.05%
          50,330  AMGEN INCORPORATED+                                                3,228,670
          49,330  GENENTECH INCORPORATED+                                            2,685,525
          85,870  GILEAD SCIENCES INCORPORATED+                                      3,004,591
          59,150  PROCTER & GAMBLE COMPANY                                           3,257,982
          47,020  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                         1,404,017

                                                                                    13,580,785
                                                                                --------------

DEPOSITORY INSTITUTIONS - 0.00%
               1  CITIGROUP INCORPORATED                                                    48
                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 11.76%
         103,640  GENERAL ELECTRIC COMPANY                                           3,782,860
         136,650  INTEL CORPORATION                                                  3,196,243
          52,880  LINEAR TECHNOLOGY CORPORATION                                      2,049,629
          43,410  MAXIM INTEGRATED PRODUCTS INCORPORATED                             1,840,150
          38,380  MOLEX INCORPORATED                                                 1,151,400
          58,910  NETWORK APPLIANCE INCORPORATED+                                    1,956,990
         137,970  QUALCOMM INCORPORATED                                              5,849,928

                                                                                    19,827,200
                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 1.94%
          20,930  MOODY'S CORPORATION                                                1,817,771
          42,540  PAYCHEX INCORPORATED                                               1,449,763

                                                                                     3,267,534
                                                                                --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 1.89%
          34,330  ILLINOIS TOOL WORKS INCORPORATED                                   3,181,704
                                                                                --------------

FOOD & KINDRED PRODUCTS - 2.63%
          47,700  PEPSICO INCORPORATED                                               2,489,940
          28,040  WM WRIGLEY JR COMPANY                                              1,940,088

                                                                                     4,430,028
                                                                                --------------

FOOD STORES - 3.98%
         107,510  STARBUCKS CORPORATION+                                             6,704,324
                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                      VALUE
GENERAL MERCHANDISE STORES - 2.48%
          80,430  TARGET CORPORATION                                            $    4,176,730
                                                                                --------------

HEALTH SERVICES - 2.97%
          25,240  BIOGEN IDEC INCORPORATED+                                          1,681,236
          84,300  CAREMARK RX INCORPORATED+                                          3,323,949

                                                                                     5,005,185
                                                                                --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.85%
          17,810  ALCON INCORPORATED                                                 1,435,486
                                                                                --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.42%
          40,160  BEST BUY COMPANY INCORPORATED                                      2,386,307
                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.34%
          37,600  3M COMPANY                                                         3,085,832
          84,590  APPLE COMPUTER INCORPORATED+                                       5,447,596
          17,660  BAKER HUGHES INCORPORATED                                            753,552
         146,603  CISCO SYSTEMS INCORPORATED+                                        2,829,438
         118,204  DELL INCORPORATED+                                                 4,981,116
         166,070  EMC CORPORATION+                                                   2,469,461
          28,290  VARIAN MEDICAL SYSTEMS INCORPORATED+                               1,223,260

                                                                                    20,790,255
                                                                                --------------

INSURANCE CARRIERS - 3.37%
          37,650  UNITEDHEALTH GROUP INCORPORATED                                    3,314,330
          20,600  WELLPOINT INCORPORATED+                                            2,369,000

                                                                                     5,683,330
                                                                                --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 10.67%
          44,070  BOSTON SCIENTIFIC CORPORATION+                                     1,566,688
          66,210  DANAHER CORPORATION                                                3,801,116
          29,500  GUIDANT CORPORATION                                                2,126,950
          47,200  MEDTRONIC INCORPORATED                                             2,344,424
          74,920  ST. JUDE MEDICAL INCORPORATED+                                     3,141,396
          37,180  STRYKER CORPORATION                                                1,793,935
          40,130  ZIMMER HOLDINGS INCORPORATED+                                      3,215,216

                                                                                    17,989,725
                                                                                --------------

METAL MINING - 0.77%
          29,180  NEWMONT MINING CORPORATION                                         1,295,884
                                                                                --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.92%
          50,970  JOHNSON & JOHNSON                                                  3,232,517
                                                                                --------------

MISCELLANEOUS RETAIL - 3.58%
          61,020  WAL-MART STORES INCORPORATED                                       3,223,077
          73,460  WALGREEN COMPANY                                                   2,818,660

                                                                                     6,041,737
                                                                                --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.04%
          60,850  AMERICAN EXPRESS COMPANY                                           3,430,115
                                                                                --------------

OIL & GAS EXTRACTION - 1.98%
          52,526  APACHE CORPORATION                                                 2,656,240

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                      VALUE
OIL & GAS EXTRACTION (continued)
          14,700  BJ SERVICES COMPANY                                           $      684,138

                                                                                     3,340,378
                                                                                --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.50%
          71,610  SUNCOR ENERGY INCORPORATED                                         2,534,994
                                                                                --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 3.02%
          30,250  GOLDMAN SACHS GROUP INCORPORATED                                   3,147,210
          31,100  T ROWE PRICE GROUP INCORPORATED                                    1,934,420

                                                                                     5,081,630
                                                                                --------------

TRANSPORTATION BY AIR - 1.97%
          33,660  FEDEX CORPORATION                                                  3,315,173
                                                                                --------------

TOTAL COMMON STOCK (COST $133,027,463)                                             166,710,859
                                                                                --------------

WARRANTS - 0.00%
           3,072  LUCENT TECHNOLOGIES INCORPORATED (EXPIRES
                  ON DECEMBER 10, 2007)+                                                 4,854

TOTAL WARRANTS (COST $4,885)                                                             4,854
                                                                                --------------

SHORT-TERM INVESTMENTS - 1.08%

MUTUAL FUND - 1.08%
       1,819,915  WELLS FARGO MONEY MARKET TRUST~++                                  1,819,915
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,819,915)                                       1,819,915
                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $134,852,263)*                                     100.00%                $  168,535,628
                                                         ======                 ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,819,915.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCK - 97.14%

AUSTRALIA - 1.51%
         268,900  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             $  1,739,026
         264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          1,421,745
          89,700  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                763,631
         499,700  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,041,963
         222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                       449,060
         393,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                    1,516,103
         101,000  WESTFIELD GROUP (DEPOSITORY INSTITUTIONS)+                                                      1,300,829

                                                                                                                  8,232,357
                                                                                                              -------------

AUSTRIA - 0.26%
           6,500  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                          347,220
           3,601  OMV AG (OIL & GAS EXTRACTION)                                                                   1,085,097

                                                                                                                  1,432,317
                                                                                                              -------------

BELGIUM - 2.18%
         197,200  FORTIS (DEPOSITORY INSTITUTIONS)                                                                5,460,057
         130,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                3,615,258
          72,500  INBEV (FOOD & KINDRED PRODUCTS)+                                                                2,812,491

                                                                                                                 11,887,806
                                                                                                              -------------

BRAZIL - 0.38%
          23,700  CAMPANHIA DE BEBIDAS ADR (WHOLESALE TRADE NON-DURABLE GOODS)                                      671,421
         205,690  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                           1,398,692

                                                                                                                  2,070,113
                                                                                                              -------------

CANADA - 0.98%
          47,200  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                         984,851
          57,400  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                       3,276,852
         308,300  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                             1,075,967

                                                                                                                  5,337,670
                                                                                                              -------------

CZECH REPUBLIC - 0.33%
         109,281  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        1,806,807
                                                                                                              -------------

DENMARK - 1.11%
          87,100  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                       2,669,875
          61,880  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                          3,380,896

                                                                                                                  6,050,771
                                                                                                              -------------

FINLAND - 0.78%
          22,400  ELCOTEQ NETWORK (COMMUNICATIONS)                                                                  544,700
          44,300  KESKO OYJ (FOOD STORES)                                                                         1,080,855
          55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                        664,083

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
FINLAND (continued)
          41,400  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               $    571,733
          44,500  TIETOENATOR OYJ (BUSINESS SERVICES)                                                             1,415,387

                                                                                                                  4,276,758
                                                                                                              -------------

FRANCE - 8.97%
          94,400  ALCATEL SA (COMMUNICATIONS)+                                                                    1,469,186
          74,200  AXA (INSURANCE CARRIERS)                                                                        1,833,568
          48,500  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                        3,513,728
          44,600  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                          2,061,166
          21,000  CARREFOUR SA (FOOD STORES)+                                                                     1,000,190
          10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                              716,325
          41,900  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)                                                                                       2,524,138
           9,500  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
                  (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        609,358
          73,100  FRANCE TELECOM SA (COMMUNICATIONS)+                                                             2,420,438
         115,700  JC DECAUX SA (BUSINESS SERVICES)+                                                               3,378,056
          20,000  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             1,930,135
           8,500  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                           651,047
          22,900  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                          650,551
          69,790  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                      1,693,287
          19,300  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     1,225,105
          35,000  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                           2,928,164
          43,501  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)+                                             3,476,769
          18,400  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                      1,862,009
          60,800  SODEXHO ALLIANCE SA (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                               1,839,619
          49,100  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)+                                                                            1,309,422
          25,300  TOTAL SA (OIL & GAS EXTRACTION)                                                                 5,526,315
          32,900  VALEO SA (TRANSPORTATION EQUIPMENT)                                                             1,377,355
          14,723  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,977,209
          93,700  VIVENDI UNIVERSAL SA (COMMUNICATIONS)+                                                          2,991,726

                                                                                                                 48,964,866
                                                                                                              -------------

GERMANY - 5.31%
          13,200  ALLIANZ AG (INSURANCE CARRIERS)                                                                 1,751,149
          37,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                           2,694,305
          32,400  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)+                                                                              1,462,118
          53,800  BAYERISCHE VEREINSBANK AG (MISCELLANEOUS)+                                                      1,221,231
          16,900  CELESIO AG (CHEMICALS & ALLIED PRODUCTS)                                                        1,374,604
         121,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                           2,738,412
          17,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,576,917
          13,400  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                1,253,666
          16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                     1,327,939
          36,700  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                         1,016,147
          35,600  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                    2,228,811
          40,000  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,540,845
           7,600  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                          522,920
         113,700  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                        2,086,380
          10,800  SAP AG (BUSINESS SERVICES)                                                                      1,928,938
           3,900  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)+                                                        291,612

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
GERMANY (continued)
         114,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                  $   2,525,676
          61,600  TUI AG (TRANSPORTATION BY AIR) <<                                                               1,458,573

                                                                                                                 29,000,243
                                                                                                              -------------

GREECE - 0.65%
          28,900  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                         595,520
          93,000  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                               1,865,815
          53,400  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                      580,671
          17,700  PUBLIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                      495,610

                                                                                                                  3,537,616
                                                                                                              -------------

HONG KONG - 3.38%
         308,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                      3,073,996
       1,444,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                               4,896,957
       3,822,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL
                  COMPANIES)                                                                                      1,573,507
         280,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                      796,120
       1,974,800  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         1,060,737
          26,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                              51,179
         386,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                        595,932
          51,500  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                          267,680
         389,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                      803,254
          37,800  HUTCHINSON WHAMPOA (MEMBERSHIP ORGANIZATIONS)                                                     353,796
         250,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                      947,983
         793,900  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                      888,614
         245,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                  2,450,725
         146,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                   678,091

                                                                                                                 18,438,571
                                                                                                              -------------

HUNGARY - 0.25%
          22,500  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                          1,372,500
                                                                                                              -------------

INDIA - 0.15%
          40,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                         793,200
                                                                                                              -------------

IRELAND - 0.28%
          82,800  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                   1,553,133
                                                                                                              -------------

ISRAEL - 0.21%
          39,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS &
                  ALLIED PRODUCTS)                                                                                1,164,540
                                                                                                              -------------

ITALY - 5.09%
          71,400  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                 2,423,349
         438,400  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                      2,109,468
         552,500  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING &
                  ALLIED INDUSTRIES)                                                                              1,637,148
         311,900  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                    3,065,158
         240,630  ENI SPA (OIL & GAS EXTRACTION)                                                                  6,024,745
         150,400  ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               1,788,773
         174,000  MEDIASET SPA (COMMUNICATIONS)                                                                   2,206,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ITALY (continued)
          16,700  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                     $    270,351
          44,900  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                          1,015,544
         164,199  SAIPEM SPA (OIL & GAS EXTRACTION)                                                               1,975,209
          89,153  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                      1,284,521
         587,300  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                          270,619
          93,600  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                          544,526
         127,000  TELECOMM ITALIA MOBILE SPA (COMMUNICATIONS)                                                       949,436
         394,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                               2,265,353

                                                                                                                 27,830,833
                                                                                                              -------------

JAPAN - 20.53%
           9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         673,661
         113,000  AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               1,885,723
         161,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                        1,916,854
          34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT) <<                                                                     461,261
          34,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                               506,665
         127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                               1,576,498
         252,250  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)+                                             1,590,256
          66,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        1,313,946
          16,300  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                        879,662
         145,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  428,760
          98,600  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                            3,589,129
          75,800  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                1,638,499
             816  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                       720,679
             270  EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                                              1,501,903
         345,000  EBARA CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      1,592,515
           9,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                  29,335
             424  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                             918,591
          46,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  949,449
          73,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          1,435,493
          79,000  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                            445,613
          94,500  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                                         4,896,994
         257,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)+                                              744,891
         320,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,561,433
         256,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                2,898,019
          80,800  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                  1,640,129
          14,900  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                      3,338,577
          45,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               684,639
         133,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                             1,046,140
         660,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                        1,829,218
         454,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   1,382,336
         100,000  MITSUI & COMPANY LIMITED (MISCELLANEOUS SERVICES)                                                 896,848
             514  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                   2,588,309
          39,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                      2,197,609
          40,800  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            535,532
          81,200  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     844,727

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
JAPAN (continued)
         499,400  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                             $  2,646,376
           3,700  NIPPON BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                          182,346
         500,000  NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                3,205,816
       1,064,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                             2,606,265
             600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                       2,693,471
             492  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                 2,208,646
         381,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                   4,146,380
          92,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)      1,351,555
         144,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                            723,724
           1,106  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                        2,039,953
          30,250  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                  645,030
          67,000  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                      1,598,663
          22,100  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                         3,002,166
          61,755  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    4,411,502
          93,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                   417,488
             800  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         40,441
           7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                        547,048
          44,200  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)+                             2,428,477
         152,000  SEINO TRANSPORTATION COMPANY LIMITED (TRANSPORTATION BY AIR)                                    1,424,027
           9,800  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                         308,910
          53,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               1,311,164
         234,400  SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                                 2,134,236
          12,700  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        1,453,801
         101,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   637,718
         347,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                              2,509,291
         166,000  SUZUKI MOTOR CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               3,032,614
          70,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                1,523,373
          12,000  TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         811,555
         117,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,205,738
          88,000  THK COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         1,743,340
         289,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                              1,032,244
         227,000  TOKAI TOKYO SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                       697,814
          34,500  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                           562,599
         225,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                     1,216,454
         110,300  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       4,488,641

                                                                                                                112,128,759
                                                                                                              -------------

KOREA (SOUTH) - 0.41%
          23,600  KOOKMIN BANK (FINANCIAL SERVICES)                                                                 923,300
          60,000  SK TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                 1,335,000

                                                                                                                  2,258,300
                                                                                                              -------------

LUXEMBOURG - 0.17%
          12,100  RTI GROUP (COMMUNICATIONS)                                                                        904,581
                                                                                                              -------------

MEXICO - 0.85%
          49,800  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                         3,012,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MEXICO (continued)
         469,700  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)+                                     $  1,613,843

                                                                                                                  4,626,743
                                                                                                              -------------

NETHERLANDS - 4.46%
          73,200  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                  1,939,198
         169,900  AEGON NV (INSURANCE CARRIERS)                                                                   2,316,293
         239,000  ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)+                                                                                     3,836,605
          16,700  ASML HOLDING NV NY SHARES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                              265,697
         157,200  ING GROEP NV (FINANCIAL SERVICES)                                                               4,756,385
          67,100  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                       637,528
         256,500  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                             1,987,291
          41,800  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   639,755
          84,800  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                         4,881,446
          12,400  UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                                                         831,442
         111,700  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    2,242,502

                                                                                                                 24,334,142
                                                                                                              -------------

NORWAY - 0.53%
          13,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                          1,055,336
         199,600  TELENOR ASA (COMMUNICATIONS)                                                                    1,812,553

                                                                                                                  2,867,889
                                                                                                              -------------

PORTUGAL - 0.07%
         148,500  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                        450,122
                                                                                                              -------------

RUSSIA - 0.72%
           7,997  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                283,893
          15,700  LUKOIL ADR (OIL & GAS EXTRACTION)                                                               1,905,980
           6,900  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                           955,719
          26,200  SIBNEFT ADR (OIL & GAS EXTRACTION)                                                                786,000

                                                                                                                  3,931,592
                                                                                                              -------------

SINGAPORE - 1.92%
          38,800  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              579,956
         313,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                            3,087,050
         107,700  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                1,075,417
         432,440  MOBILONE LIMITED (COMMUNICATIONS)                                                                 482,137
         146,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                            1,019,603
         537,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     1,513,232
         873,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                           1,272,813
         172,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          1,454,055

                                                                                                                 10,484,263
                                                                                                              -------------

SPAIN - 4.53%
          69,900  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                             1,596,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
SPAIN (continued)
          54,489  ALTADIS SA (TOBACCO PRODUCTS)                                                                $  2,495,962
         226,377  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                    4,015,523
         218,200  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                    2,707,851
         111,700  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES) <<                                                2,625,109
         125,700  INDRA SISTEMAS SA (MISCELLANEOUS REPAIR SERVICES)                                               2,147,681
          42,200  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                      1,244,719
         124,700  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        2,647,566
         104,000  REPSOL YPF SA (OIL & GAS EXTRACTION) <<                                                         2,708,495
         135,800  TELEFONICA SA (COMMUNICATIONS)+                                                                 2,558,364

                                                                                                                 24,747,464
                                                                                                              -------------

SWEDEN - 3.42%
          43,000  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)                                                 2,057,664
          37,000  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                     659,780
           8,600  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)                                                                                        299,591
         460,200  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                             4,639,811
          91,600  SECURITAS AB (BUSINESS SERVICES)                                                                1,571,372
         405,000  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                     2,017,260
          43,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                        833,411
          62,700  TELEFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                     1,974,423
       1,443,700  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                       4,605,658

                                                                                                                 18,658,970
                                                                                                              -------------

SWITZERLAND - 7.86%
         144,100  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                 804,709
          14,800  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                       1,125,846
         195,000  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                       3,146,821
          84,700  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                       3,560,514
           3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                       802,876
           3,975  JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY INSTITUTIONS)                                1,196,415
          18,306  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                             4,789,407
          66,600  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                       3,356,064
           3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                 1,044,763
          44,700  ROCHE HOLDING AG (HEALTH SERVICES)                                                              5,145,748
          16,895  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               995,484
             910  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   599,411
           1,900  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                755,672
           2,500  SWISSCOM AG (COMMUNICATIONS)                                                                      984,962
         137,075  UBS AG (FINANCIAL SERVICES)                                                                    11,494,241
          29,900  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                    696,817
          14,600  ZURICH FINANCIAL SERVICES AG (DEPOSITORY INSTITUTIONS)+                                         2,434,403

                                                                                                                 42,934,153
                                                                                                              -------------

TAIWAN - 0.31%
          79,600  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                           1,675,580
                                                                                                              -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
THAILAND - 0.39%
         750,500  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)    $  2,144,286
                                                                                                               ------------

UNITED KINGDOM - 19.15%
          77,100  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                              1,349,982
          90,815  ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                                                      894,445
         134,600  ARRIVA PLC (TRANSPORTATION BY AIR)                                                              1,395,461
           4,600  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                     166,828
         314,700  AVIVA PLC (INSURANCE CARRIERS)                                                                  3,794,331
         595,600  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                          6,700,869
          93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)       1,068,333
          96,100  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            527,216
         130,300  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)+                                                                            2,023,820
         180,000  BHP BILLITON PLC (COAL MINING)+                                                                 2,109,779
          34,600  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                      435,439
         304,900  BP PLC (OIL & GAS EXTRACTION)                                                                   2,973,719
         193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     1,248,603
          91,500  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                          801,060
         340,785  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                   3,677,017
         199,900  BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                  1,036,228
         526,500  BT GROUP PLC (COMMUNICATIONS)                                                                   2,051,981
           8,944  CARNIVAL PLC (WATER TRANSPORTATION)                                                               545,713
         678,800  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                    3,209,201
         478,600  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                   1,396,674
         108,600  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,700,328
         376,000  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                 1,912,989
         107,500  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                          719,783
         124,400  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                966,090
         218,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                989,843
         182,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                               4,284,013
         104,500  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               897,316
         104,200  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                              1,696,455
         197,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                     3,324,558
         110,000  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-DEPOSITORY CREDIT INSTITUTIONS)                   1,882,229
       1,943,300  ITV PLC (COMMUNICATIONS)                                                                        3,926,818
         135,900  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             1,650,285
         793,700  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              4,720,049
       1,005,000  LEGAL & GENERAL GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                  2,122,451
         350,300  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                  3,181,121
         142,900  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                932,803
         348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                    1,146,467
         347,500  NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED PRODUCTS)                                          1,177,547
         753,300  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                             1,916,296
         103,900  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          1,253,717
          83,200  PENDRAGON PLC (TRANSPORTATION EQUIPMENT)                                                          479,207
         594,500  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         1,255,519
           6,200  RIO TINTO PLC (METAL MINING)                                                                      182,479
         258,000  SCOTTISH & NEWCASTLE PLC (BUSINESS SERVICES)                                                    2,158,420
         236,300  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          1,829,435
          55,500  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                         1,030,382
         729,400  SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)                                    6,217,669

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
UNITED KINGDOM (continued)
          91,500  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                            $   1,701,373
         134,200  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,218,044
         754,900  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                             4,663,230
         154,600  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                        1,869,945
         297,437  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)+                                    1,182,073
          59,100  WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                                  1,245,858
         160,300  WPP GROUP PLC (COMMUNICATIONS)                                                                  1,763,466

                                                                                                                104,604,957
                                                                                                              -------------

TOTAL COMMON STOCK (COST $451,992,492)                                                                          530,501,902
                                                                                                              -------------

COLLATERAL FOR SECURITIES LENDING - 1.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.02%
       5,577,523  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                            $   5,577,523

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,577,523)                                                         5,577,523
                                                                                                              -------------

SHORT-TERM INVESTMENTS - 1.84%

MUTUAL FUND - 1.84%
      10,046,131  WELLS FARGO MONEY MARKET TRUST~++                                                              10,046,131
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,046,131)                                                                  10,046,131
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $467,616,146)*                                     100.00%                                              $ 546,125,556
                                                         ======                                               =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,046,131.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                        VALUE

COMMON STOCK - 81.99%

AMUSEMENT & RECREATION SERVICES - 0.59%
          13,400  PENN NATIONAL GAMING INCORPORATED+               $     811,370
                                                                   -------------

BUSINESS SERVICES - 23.51%
          59,300  ALLIANCE DATA SYSTEMS CORPORATION+                   2,815,564
          54,000  ASK JEEVES INCORPORATED+                             1,444,500
          31,700  CHECKFREE CORPORATION+                               1,207,136
          48,000  CHOICEPOINT INCORPORATED+                            2,207,520
         187,687  CNET NETWORKS INCORPORATED+                          2,107,725
          28,000  DST SYSTEMS INCORPORATED+<<                          1,459,360
          17,000  GETTY IMAGES INCORPORATED+                           1,170,450
          83,475  GEVITY HR INCORPORATED                               1,716,246
          64,150  GTECH HOLDINGS CORPORATION<<                         1,664,693
          32,000  INFOSPACE INCORPORATED+<<                            1,521,600
          33,200  INTUIT INCORPORATED+                                 1,461,132
          31,100  LAMAR ADVERTISING COMPANY+                           1,330,458
          38,200  MACROMEDIA INCORPORATED+                             1,188,784
          36,500  MANPOWER INCORPORATED                                1,762,950
          25,000  PIXAR+                                               2,140,250
         124,875  QUEST SOFTWARE INCORPORATED+<<                       1,991,756
          27,795  SI INTERNATIONAL INCORPORATED+                         854,974
          45,000  SYMANTEC CORPORATION+<<                              1,159,200
         214,878  TIBCO SOFTWARE INCORPORATED+                         2,866,473

                                                                      32,070,771
                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 11.22%
          66,132  ANDRX CORPORATION+                                   1,443,661
          34,300  CHIRON CORPORATION+                                  1,143,219
          47,000  ELAN CORPORATION PLC ADR+<<                          1,280,750
          26,900  EYETECH PHARMACEUTICALS INCORPORATED+                1,223,950
          16,000  INVITROGEN CORPORATION+<<                            1,074,080
          15,100  MARTEK BIOSCIENCES CORPORATION+                        773,120
          72,016  MEDICINES COMPANY+<<                                 2,074,061
          53,000  MEDIMMUNE INCORPORATED+                              1,436,830
          33,400  NEUROCRINE BIOSCIENCES INCORPORATED+                 1,646,620
          44,000  SHIRE PHARMACEUTICALS GROUP PLC ADR                  1,405,800
          55,000  WATSON PHARMACEUTICALS INCORPORATED+                 1,804,550

                                                                      15,306,641
                                                                   -------------

COMMUNICATIONS - 3.61%
          90,000  ALAMOSA HOLDINGS INCORPORATED+                       1,122,300
          58,200  NEXTEL PARTNERS INCORPORATED CLASS A+                1,137,228
          56,287  NII HOLDINGS INCORPORATED CLASS B+                   2,670,818

                                                                       4,930,346
                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
EDUCATIONAL SERVICES - 1.22%
          37,900  LAUREATE EDUCATION INCORPORATED+                                                            $   1,671,011
                                                                                                              -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.61%
          21,432  LINEAR TECHNOLOGY CORPORATION                                                                     830,704
                                                                                                              -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.66%
          20,900  CORPORATE EXECUTIVE BOARD COMPANY                                                               1,399,046
         105,705  NAVIGANT CONSULTING INCORPORATED+                                                               2,811,753
          14,390  RESOURCES CONNECTION INCORPORATED+<<                                                              781,521

                                                                                                                  4,992,320
                                                                                                              -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.00%
          74,400  MASCO CORPORATION                                                                               2,717,832
                                                                                                              -------------

HEALTH SERVICES - 1.48%
          51,979  COVANCE INCORPORATED+                                                                           2,014,186
                                                                                                              -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 5.68%
          51,000  HILTON HOTELS CORPORATION                                                                       1,159,740
          20,100  MGM MIRAGE+                                                                                     1,462,074
          33,600  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                1,962,240
          44,800  STATION CASINOS INCORPORATED                                                                    2,449,664
          10,600  WYNN RESORTS LIMITED+<<                                                                           709,352

                                                                                                                  7,743,070
                                                                                                              -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.07%
          28,040  ACTUANT CORPORATION CLASS A+                                                                    1,462,286
                                                                                                              -------------

INSURANCE CARRIERS - 1.11%
          36,200  PMI GROUP INCORPORATED                                                                          1,511,350
                                                                                                              -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.06%
          55,300  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                         2,275,042
          99,500  PERKINELMER INCORPORATED                                                                        2,237,755
          28,000  ST. JUDE MEDICAL INCORPORATED+                                                                  1,174,040
          40,000  THERMO ELECTRON CORPORATION+                                                                    1,207,600

                                                                                                                  6,894,437
                                                                                                              -------------

MEDICAL MANAGEMENT SERVICES - 0.83%
          21,400  COVENTRY HEALTH CARE INCORPORATED+<<                                                            1,135,912
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.41%
          22,800  ITT INDUSTRIES INCORPORATED                                                                     1,925,460
                                                                                                              -------------

MISCELLANEOUS RETAIL - 2.87%
         191,066  MARVEL ENTERPRISES INCORPORATED+<<                                                              3,913,032
                                                                                                              -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MOTION PICTURES - 0.78%
          51,400  REGAL ENTERTAINMENT GROUP CLASS A<<                                                             1,066,550
                                                                                                              -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 2.58%
          27,100  HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                     1,215,435
          14,000  LANDSTAR SYSTEM INCORPORATED+                                                                   1,030,960
          66,540  SIRVA INCORPORATED+                                                                             1,278,899

                                                                                                                  3,525,294
                                                                                                              -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.62%
          84,800  CAPITALSOURCE INCORPORATED+<<                                                                   2,176,816
          85,000  PROVIDIAN FINANCIAL CORPORATION+                                                                1,399,950

                                                                                                                  3,576,766
                                                                                                              -------------

OIL & GAS EXTRACTION - 1.15%
          44,300  XTO ENERGY INCORPORATED                                                                         1,567,334
                                                                                                              -------------

PERSONAL SERVICES - 0.80%
          25,000  CINTAS CORPORATION                                                                              1,096,500
                                                                                                              -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.58%
           9,900  MURPHY OIL CORPORATION                                                                            796,455
                                                                                                              -------------

REAL ESTATE - 2.87%
         116,588  CB RICHARD ELLIS GROUP INCORPORATED+                                                            3,911,528
                                                                                                              -------------

TRANSPORTATION SERVICES - 1.76%
          43,300  CH ROBINSON WORLDWIDE INCORPORATED                                                              2,404,016
                                                                                                              -------------

WHOLESALE TRADE-DURABLE GOODS - 2.92%
          76,700  HUGHES SUPPLY INCORPORATED                                                                      2,481,245
          22,505  W.W. GRAINGER INCORPORATED                                                                      1,499,283

                                                                                                                  3,980,528
                                                                                                              -------------

TOTAL COMMON STOCK (COST $93,871,949)                                                                           111,855,699
                                                                                                              -------------

COLLATERAL FOR SECURITIES LENDING - 12.78%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.79%
         901,083  FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                        901,083
       1,541,437  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                          1,541,437

PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 10.99%
      10,000,000  MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT               2.20%       01/03/05         10,000,000
       5,000,000  BEAR STEARNS INTL ABS REPURCHASE AGREEMENT                        2.36%       01/03/05          5,000,000

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,442,520)                                                       17,442,520
                                                                                                              -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                   VALUE
SHORT-TERM INVESTMENTS - 5.23%

MUTUAL FUND - 5.23%
       7,142,663  WELLS FARGO MONEY MARKET TRUST~++                           $  7,142,663
                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,142,663)                                   7,142,663
                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $118,457,132)*                                     100.00%              $136,440,882
                                                         ======               ============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  (SEE NOTE 2)

+   NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,142,663.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                          VALUE
COMMON STOCK - 81.41%

AGRICULTURAL SERVICES - 0.55%
          48,190  VCA ANTECH INCORPORATED+<<                                         $     944,524
                                                                                     -------------

AMUSEMENT & RECREATION SERVICES - 2.06%
          41,003  GAYLORD ENTERTAINMENT COMPANY+                                         1,702,855
          16,800  PENN NATIONAL GAMING INCORPORATED+                                     1,017,240
          23,500  WMS INDUSTRIES INCORPORATED+<<                                           788,190

                                                                                         3,508,285
                                                                                     -------------

APPAREL & ACCESSORY STORES - 0.76%
          35,000  CHILDRENS PLACE RETAIL STORES INCORPORATED+                            1,296,050
                                                                                     -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.51%
          53,943  RUSH ENTERPRISES INCORPORATED+                                           875,495
                                                                                     -------------

BUSINESS SERVICES - 21.14%
          51,600  ALLIANCE DATA SYSTEMS CORPORATION+                                     2,449,968
         191,500  AUTOBYTEL INCORPORATED+                                                1,156,660
         233,572  CNET NETWORKS INCORPORATED+                                            2,623,014
          57,000  CONCUR TECHNOLOGIES INCORPORATED+                                        507,870
         139,300  FINDWHAT.COM+<<                                                        2,469,789
          15,983  FIRST ADVANTAGE CORPORATION+                                             326,053
         105,100  GEVITY HR INCORPORATED                                                 2,160,856
         324,903  HYPERCOM CORPORATION+                                                  1,923,426
          37,500  INFOSPACE INCORPORATED+                                                1,783,125
         120,324  INTERSECTIONS INCORPORATED+                                            2,075,589
          15,400  IPAYMENT INCORPORATED+                                                   762,608
         459,303  IVILLAGE INCORPORATED+                                                 2,838,492
          79,400  LABOR READY INCORPORATED+                                              1,343,448
         136,090  OPEN SOLUTIONS INCORPORATED+                                           3,532,896
         158,065  QUEST SOFTWARE INCORPORATED+                                           2,521,137
         141,400  SAPIENT CORPORATION+                                                   1,118,474
          35,010  SI INTERNATIONAL INCORPORATED+                                         1,076,908
         195,891  TIBCO SOFTWARE INCORPORATED+                                           2,613,186
          69,126  TNS INCORPORATED+                                                      1,510,403
          64,706  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                   1,284,414

                                                                                        36,078,316
                                                                                     -------------

CHEMICALS & ALLIED PRODUCTS - 9.14%
          83,324  ANDRX CORPORATION+                                                     1,818,963
          24,118  BONE CARE INTERNATIONAL INCORPORATED+                                    671,686
          33,800  EYETECH PHARMACEUTICALS INCORPORATED+<<                                1,537,900
          43,139  FIRST HORIZON PHARMACEUTICAL CORPORATION+                                987,452
          91,842  INSPIRE PHARMACEUTICALS INCORPORATED+                                  1,540,190
          18,900  MARTEK BIOSCIENCES CORPORATION+                                          967,680
          81,584  MEDICINES COMPANY+                                                     2,349,619
          51,600  NEKTAR THERAPEUTICS+                                                   1,044,384
          42,100  NEUROCRINE BIOSCIENCES INCORPORATED+                                   2,075,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          28,440  NITROMED INCORPORATED+<<                                           $     757,926
          31,200  OLIN CORPORATION                                                         687,024
          33,900  USANA HEALTH SCIENCES INCORPORATED+<<                                  1,159,380

                                                                                        15,597,734
                                                                                     -------------

COMMUNICATIONS - 4.61%
          86,800  ALAMOSA HOLDINGS INCORPORATED+<<                                       1,082,396
          50,352  ALVARION LIMITED+                                                        668,675
          24,500  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                 845,250
          59,440  NII HOLDINGS INCORPORATED CLASS B+                                     2,820,428
         344,092  UBIQUITEL INCORPORATED+<<                                              2,449,935

                                                                                         7,866,684
                                                                                     -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.73%
          40,960  DYCOM INDUSTRIES INCORPORATED+<<                                       1,250,099
                                                                                     -------------

DEPOSITORY INSTITUTIONS - 1.50%
          43,400  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                         1,006,012
          17,300  FIDELITY BANKSHARES INCORPORATED                                         739,748
          15,400  FIRST REPUBLIC BANK                                                      816,200

                                                                                         2,561,960
                                                                                     -------------

EATING & DRINKING PLACES - 0.57%
          30,600  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                             974,916
                                                                                     -------------

EDUCATIONAL SERVICES - 1.24%
          48,000  LAUREATE EDUCATION INCORPORATED+<<                                     2,116,320
                                                                                     -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 4.00%
          16,485  COMTECH TELECOMMUNICATIONS CORPORATION+                                  620,001
         101,656  HEXEL CORPORATION+                                                     1,474,012
          25,100  MERCURY COMPUTER SYSTEMS INCORPORATED+                                   744,968
          82,240  NMS COMMUNICATIONS CORPORATION+                                          518,934
          41,800  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                  767,030
          86,264  PIXELWORKS INCORPORATED+                                                 978,234
          34,300  RAYOVAC CORPORATION+                                                   1,048,208
          77,429  UNIVERSAL DISPLAY CORPORATION+<<                                         696,861

                                                                                         6,848,248
                                                                                     -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.05%
          19,084  CAMBRIDGE DISPLAY TECHNOLOGY INCORPORATED+                               217,176
          21,700  CORPORATE EXECUTIVE BOARD COMPANY                                      1,452,598
         133,986  NAVIGANT CONSULTING INCORPORATED+                                      3,564,027
          18,119  RESOURCES CONNECTION INCORPORATED+<<                                     984,043
          28,100  RIGEL PHARMACEUTICALS INCORPORATED+<<                                    686,202

                                                                                         6,904,046
                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                          VALUE
HEALTH SERVICES - 2.93%
          35,443  COVANCE INCORPORATED+                                              $   1,373,416
          81,300  KINDRED HEALTHCARE INCORPORATED+<<                                     2,434,935
          30,470  MATRIA HEALTHCARE INCORPORATED+<<                                      1,190,463

                                                                                         4,998,814
                                                                                     -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.46%
          13,273  CHOICE HOTELS INTERNATIONAL INCORPORATED                                 769,834
          31,400  STATION CASINOS INCORPORATED                                           1,716,952

                                                                                         2,486,786
                                                                                     -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.95%
          35,301  ACTUANT CORPORATION CLASS A+                                           1,840,947
          27,288  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                1,615,996
          67,700  GARDNER DENVER INCORPORATED+                                           2,456,833
          38,800  TRANSACT TECHNOLOGIES INCORPORATED+                                      828,768

                                                                                         6,742,544
                                                                                     -------------

INSURANCE CARRIERS - 1.06%
          57,563  PRIMUS GUARANTY LIMITED+<<                                               943,458
          26,600  WELLCARE HEALTH PLANS INCORPORATED+                                      864,500

                                                                                         1,807,958
                                                                                     -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 4.82%
          69,400  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                2,855,116
          84,637  DJ ORTHOPEDICS INCORPORATED+                                           1,812,925
         125,300  PERKINELMER INCORPORATED                                               2,817,997
          30,400  PHOTON DYNAMICS INCORPORATED+<<                                          738,112

                                                                                         8,224,150
                                                                                     -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
          88,700  IDENTIX INCORPORATED+                                                    654,606
                                                                                     -------------

MISCELLANEOUS RETAIL - 3.51%
         241,594  MARVEL ENTERPRISES INCORPORATED+<<                                     4,947,845
          44,300  PRICELINE.COM INCORPORATED+<<                                          1,045,037

                                                                                         5,992,882
                                                                                     -------------

MOTION PICTURES - 0.77%
         123,400  LIONS GATE ENTERTAINMENT CORPORATION+<<                                1,310,508
                                                                                     -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.95%
          84,090  SIRVA INCORPORATED+                                                    1,616,210
                                                                                     -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.15%
         282,100  E-LOAN INCORPORATED+<<                                                   953,498

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
          21,900  WESTCORP                                                                                        $   1,005,867

                                                                                                                      1,959,365
                                                                                                                  -------------

PERSONAL SERVICES - 0.27%
          17,977  JACKSON HEWITT TAX SERVICE INCORPORATED                                                               453,919
                                                                                                                  -------------

RAILROAD TRANSPORTATION - 0.73%
          44,495  GENESEE & WYOMING INCORPORATED+                                                                     1,251,644
                                                                                                                  -------------

REAL ESTATE - 2.76%
         140,306  CB RICHARD ELLIS GROUP INCORPORATED+                                                                4,707,266
                                                                                                                  -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.44%
          14,272  TREX COMPANY INCORPORATED+<<                                                                          748,424
                                                                                                                  -------------

TRANSPORTATION EQUIPMENT - 0.61%
          15,200  OSHKOSH TRUCK CORPORATION                                                                           1,039,376
                                                                                                                  -------------

TRANSPORTATION SERVICES - 0.53%
          17,400  HUB GROUP INCORPORATED CLASS A+                                                                       908,628
                                                                                                                  -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.58%
          37,600  AIRGAS INCORPORATED                                                                                   996,776
                                                                                                                  -------------

WHOLESALE TRADE-DURABLE GOODS - 3.65%
          79,700  BLUELINX HOLDINGS INCORPORATED+<<                                                                   1,153,259
          85,450  HUGHES SUPPLY INCORPORATED                                                                          2,764,307
          82,959  PSS WORLD MEDICAL INCORPORATED+                                                                     1,038,232
          51,256  WEST MARINE INCORPORATED+<<                                                                         1,268,586

                                                                                                                      6,224,384
                                                                                                                  -------------

TOTAL COMMON STOCK (COST $119,705,382)                                                                              138,946,917
                                                                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 17.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.14%
         207,689  FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                            207,689
       1,729,405  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                              1,729,405

                                                                                                                      1,937,094
                                                                                                                  -------------
PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 16.40%

    $  1,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^                    2.35%     01/28/2005                998,420
       1,000,000  CORPORATION ASSET SECURITY AUSTRALIA COMMERCIAL PAPER^            2.00      01/13/2005                999,750
       1,000,000  LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^                      2.36      01/26/2005                998,540
      13,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT             2.30      01/03/2005             13,000,000
      12,000,000  BEAR STEARNS & COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT       2.28      01/03/2005             12,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                    VALUE
                                                                                  27,996,710

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $29,933,804)                      29,933,804
                                                                               -------------

WARRANTS - 0.00%
             108  IMPERIAL CREDIT INDUSTRY EXP. 1/31/08+(A)                                0

TOTAL WARRANTS (COST $0)                                                                   0
                                                                               -------------

SHORT-TERM INVESTMENTS - 1.05%

MUTUAL FUND - 1.05%
       1,794,456  WELLS FARGO MONEY MARKET TRUST~++                            $   1,794,456
                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,794,456)                                     1,794,456
                                                                               -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $151,433,642)*                                     100.00%               $ 170,675,177
                                                         ======                =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,794,456.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $ 1,426,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 105.01% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
COMMON STOCK - 82.14%

AGRICULTURAL PRODUCTION CROPS - 0.74%
         200,000  DELTA & PINE LAND COMPANY                                                                  $   5,456,000
                                                                                                             -------------

APPAREL & ACCESSORY STORES - 0.39%
         314,900  GOODY'S FAMILY CLOTHING INCORPORATED                                                           2,878,186
                                                                                                             -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
          27,300  QUIKSILVER INCORPORATED                                                                          813,267
                                                                                                             -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.40%
          67,045  ADVANCE AUTO PARTS INCORPORATED+<<                                                             2,928,526
                                                                                                             -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.41%
         198,200  STANDARD PARKING CORPORATION+                                                                  3,032,460
                                                                                                             -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.18%
          32,300  CENTRAL GARDEN & PET COMPANY+                                                                  1,348,202
                                                                                                             -------------

BUSINESS SERVICES - 10.88%
         231,100  ACXIOM CORPORATION<<                                                                           6,077,930
         635,904  ASCENTIAL SOFTWARE CORPORATION+                                                               10,371,594
         337,600  CONCUR TECHNOLOGIES INCORPORATED+                                                              3,008,016
          97,513  COVANSYS CORPORATION+                                                                          1,491,949
         107,800  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                        2,015,860
         967,200  DOUBLECLICK INCORPORATED+                                                                      7,524,816
       1,366,300  E.PIPHANY INCORPORATED+                                                                        6,599,229
         169,400  EFUNDS CORPORATION+                                                                            4,067,294
         764,500  ENTRUST INCORPORATED+                                                                          2,897,455
         258,200  GEVITY HR INCORPORATED                                                                         5,308,592
          56,700  INTRADO INCORPORATED+<<                                                                          686,070
         101,600  KANBAY INTERNATIONAL INCORPORATED+                                                             3,180,080
         221,700  MAPINFO CORPORATION+                                                                           2,655,966
         231,900  MONEYGRAM INTERNATIONAL INCORPORATED                                                           4,902,366
         582,100  PEROT SYSTEMS CORPORATION CLASS A+                                                             9,331,063
          80,600  SINA CORPORATION+<<                                                                            2,584,036
         544,600  VALUECLICK INCORPORATED+                                                                       7,259,518

                                                                                                                79,961,834
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 5.83%
         291,100  ABLE LABORATORIES INCORPORATED+<<                                                              6,622,525
         198,042  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                        3,653,875
         140,300  ARRAY BIOPHARMA INCORPORATED+                                                                  1,335,656
         271,300  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                        1,733,607
          75,200  CYTEC INDUSTRIES INCORPORATED                                                                  3,866,784
         220,300  ENDEAVOR INTERNATIONAL CORPORATION UNREGISTERED PRIVATE PLACEMENT+(A)                            923,057
         141,525  IMMUCOR INCORPORATED+<<                                                                        3,327,253
          83,800  INSPIRE PHARMACEUTICALS INCORPORATED+                                                          1,405,326
          55,346  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                     1,943,198
         165,100  NABI BIOPHARMACEUTICALS+                                                                       2,418,715

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         269,300  OLIN CORPORATION                                                  $   5,929,986
         128,200  PERRIGO COMPANY<<                                                     2,214,014
         344,400  POLYONE CORPORATION+                                                  3,120,264
         107,800  SALIX PHARMACEUTICALS LIMITED+<<                                      1,896,202
         110,800  SEROLOGICALS CORPORATION+<<                                           2,450,896

                                                                                       42,841,358
                                                                                    -------------

COAL MINING - 0.99%
         205,500  MASSEY ENERGY COMPANY                                                 7,182,225
                                                                                    -------------

COMMUNICATIONS - 2.13%
          18,900  CENTENNIAL COMMUNICATIONS CORPORATION+                                  149,877
         293,000  CROWN CASTLE INTERNATIONAL CORPORATION+<<                             4,875,520
         171,300  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                         3,694,941
         310,100  SPANISH BROADCASTING SYSTEMS INCORPORATED+<<                          3,274,656
         153,700  WEBEX COMMUNICATIONS INCORPORATED+                                    3,654,986

                                                                                       15,649,980
                                                                                    -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.28%
         258,900  QUANTA SERVICES INCORPORATED+                                         2,071,200
                                                                                    -------------

DEPOSITORY INSTITUTIONS - 2.52%
          29,000  BANK OF HAWAII CORPORATION                                            1,471,460
          53,692  BEVERLY HILLS BANCORP INCORPORATED                                      542,289
          30,600  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                        862,002
         156,597  CULLEN FROST BANKERS INCORPORATED                                     7,610,614
         210,700  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                            2,939,265
         129,200  GOLD BANC CORP INCORPORATED                                           1,888,904
          93,800  INDYMAC BANCORP INCORPORATED                                          3,231,410

                                                                                       18,545,944
                                                                                    -------------

EATING & DRINKING PLACES - 2.05%
         152,150  CEC ENTERTAINMENT INCORPORATED+<<                                     6,081,435
         357,300  CENTERPLATE INCORPORATED                                              4,727,079
         130,800  MCCORMICK & SCHMICK'S SEAFOOD, INCORPORATED+                          2,203,980
          35,000  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                             1,972,250

                                                                                       14,984,744
                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.42%
         219,600  AGL RESOURCES INCORPORATED                                            7,299,504
         301,200  ORMAT TECHNOLOGIES INCORPORATED+                                      4,903,536
         217,550  PNM RESOURCES INCORPORATED<<                                          5,501,840
          44,520  WASTE SERVICES INCORPORATED WARRANTS+                                    84,315

                                                                                       17,789,195
                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 6.73%
         669,100  AEROFLEX INCORPORATED+<<                                                 8,109,492
         200,500  AMIS HOLDINGS INCORPORATED+                                              3,312,260
         161,000  AMPHENOL CORPORATION CLASS A+                                            5,915,140
          47,500  IMATION CORPORATION                                                      1,511,925
         773,500  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                               8,941,660
         278,900  METHODE ELECTRONICS                                                      3,583,865
         268,000  MICROSEMI CORPORATION+                                                   4,652,480
         341,800  MIPS TECHNOLOGIES INCORPORATED+                                          3,366,730
         115,200  SEMTECH CORPORATION+                                                     2,519,424
         122,200  WESTAR ENERGY INCORPORATED                                               2,794,714
         696,000  WESTELL TECHNOLOGIES INCORPORATED+                                       4,732,800

                                                                                          49,440,490
                                                                                       -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.89%
         430,296  DIVERSA CORPORATION+                                                     3,760,787
         288,600  LEXICON GENETICS INCORPORATED+<<                                         2,238,093
         192,021  MTC TECHNOLOGIES INCORPORATED+                                           6,446,145
         376,700  OMNICELL INCORPORATED+                                                   4,143,700
         266,900  SEATTLE GENETICS INCORPORATED+                                           1,742,857
         152,500  TELIK INCORPORATED+<<                                                    2,918,850

                                                                                          21,250,432
                                                                                       -------------

FOOD & KINDRED PRODUCTS - 0.33%
         292,000  SENOMYX INCORPORATED+<<                                                  2,417,760
                                                                                       -------------

HEALTH SERVICES - 5.25%
         359,912  DAVITA INCORPORATED+                                                    14,227,321
         239,300  EDUCATE INCORPORATED+                                                    3,168,332
          80,300  EDWARDS LIFESCIENCES CORPORATION+<<                                      3,313,178
         130,000  RENAL CARE GROUP INCORPORATED+                                           4,678,700
         179,044  SYMBION INCORPORATED+                                                    3,953,292
         222,216  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                   9,266,407

                                                                                          38,607,230
                                                                                       -------------

HOLDING & OTHER INVESTMENT OFFICES - 2.45%
         186,845  ASHFORD HOSPITALITY TRUST                                                2,031,005
          95,908  BRANDYWINE REALTY TRUST                                                  2,818,736
         182,105  COUSINS PROPERTIES INCORPORATED                                          5,512,318
          82,411  HEALTH CARE REIT INCORPORATED<<                                          3,143,980
         182,763  UNITED DOMINION REALTY TRUST INCORPORATED<<                              4,532,523

                                                                                          18,038,562
                                                                                       -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.85%
         280,500  GAMESTOP CORPORATION CLASS A+<<                                          6,271,980
                                                                                       -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.81%
          62,100  BOYD GAMING CORPORATION                                                  2,586,465

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                            VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
         165,200  ORIENT EXPRESS HOTELS LIMITED CLASS A                                $   3,398,164

                                                                                           5,984,629
                                                                                       -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.35%
         119,500  ACTUANT CORPORATION CLASS A+<<                                           6,231,925
         212,700  AGCO CORPORATION+<<                                                      4,656,003
          31,300  CUMMINS INCORPORATED<<                                                   2,622,627
         169,000  DOT HILL SYSTEMS CORPORATION+                                            1,324,960
         101,000  FMC TECHNOLOGIES INCORPORATED+                                           3,252,200
         106,900  IDEX CORPORATION                                                         4,329,450
         102,400  KENNAMETAL INCORPORATED                                                  5,096,448
          41,700  MANITOWOC COMPANY INCORPORATED                                           1,570,005
         434,200  SCIENTIFIC GAMES CORPORATION CLASS A+                                   10,351,328
         384,600  ULTRATECH INCORPORATED+                                                  7,249,710

                                                                                          46,684,656
                                                                                       -------------

INSURANCE CARRIERS - 5.13%
          39,000  ARGONAUT GROUP INCORPORATED+                                               824,070
         538,000  CONSECO INCORPORATED+<<                                                 10,733,100
         404,632  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                  12,584,055
         279,600  REINSURANCE GROUP OF AMERICA INCORPORATED                               13,546,620

                                                                                          37,687,845
                                                                                       -------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 1.16%
         399,600  LAIDLAW INTERNATIONAL INCORPORATED+                                      8,551,440
                                                                                       -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 2.59%
         151,700  DJ ORTHOPEDICS INCORPORATED+                                             3,249,414
         118,800  DRS TECHNOLOGIES INCORPORATED+                                           5,073,948
          99,950  FOSSIL INCORPORATED+<<                                                   2,562,718
         111,300  IMMUNICON CORPORATION+<<                                                   776,874
         116,300  ITRON INCORPORATED+                                                      2,780,733
         108,700  ROFIN-SINAR TECHNOLOGIES INCORPORATED+<<                                 4,614,315

                                                                                          19,058,002
                                                                                       -------------

MEMBERSHIP ORGANIZATIONS - 0.50%
         245,500  NESS TECHNOLOGIES INCORPORATED+<<                                        3,657,950
                                                                                       -------------

METAL MINING - 1.13%
         326,105  GOLDCORP INCORPORATED<<                                                  4,904,619
         212,200  HECLA MINING COMPANY+<<                                                  1,237,126
         653,700  WHEATON MINERALS LIMITED+<<                                              2,131,062

                                                                                           8,272,807
                                                                                       -------------

MISCELLANEOUS RETAIL - 1.39%
         330,400  1-800-FLOWERS.COM INCORPORATED CLASS A+                                  2,778,664

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                            VALUE
MISCELLANEOUS RETAIL (continued)
         188,800  PETCO ANIMAL SUPPLIES INCORPORATED+                                   $   7,453,824

                                                                                           10,232,488
                                                                                        -------------

MOTION PICTURES - 0.78%
         156,700  CARMIKE CINEMAS INCORPORATED                                              5,719,550
                                                                                        -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.34%
          33,600  LANDSTAR SYSTEM INCORPORATED+<<                                           2,474,304
                                                                                        -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.33%
         301,815  APOLLO INVESTMENT CORPORATION+                                            4,557,407
         219,300  ENCORE CAPITAL GROUP INCORPORATED+                                        5,214,954

                                                                                            9,772,361
                                                                                        -------------

OIL & GAS EXTRACTION - 4.69%
         330,197  DENBURY RESOURCES INCORPORATED+                                           9,063,908
         193,800  FOREST OIL CORPORATION+<<                                                 6,147,336
          43,300  SOUTHWESTERN ENERGY COMPANY+                                              2,194,877
         174,000  ST. MARY LAND & EXPLORATION COMPANY                                       7,262,760
         375,600  SUPERIOR ENERGY SERVICES INCORPORATED+                                    5,787,996
         174,710  WILLBROS GROUP INCORPORATED+<<                                            4,027,065

                                                                                           34,483,942
                                                                                        -------------

PAPER & ALLIED PRODUCTS - 0.26%
          56,700  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                             1,924,965
                                                                                        -------------

PERSONAL SERVICES - 1.59%
         220,100  JACKSON HEWITT TAX SERVICE INCORPORATED                                   5,557,525
         132,200  REGIS CORPORATION<<                                                       6,101,030

                                                                                           11,658,555
                                                                                        -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.57%
          71,100  R.H. DONNELLEY CORPORATION+<<                                             4,198,455
                                                                                        -------------

RAILROAD TRANSPORTATION - 0.54%
         224,100  KANSAS CITY SOUTHERN+<<                                                   3,973,293
                                                                                        -------------

REAL ESTATE - 0.43%
          50,700  LNR PROPERTY CORPORATION<<                                                3,189,537
                                                                                        -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.37%
          53,000  ARCHIPELAGO HOLDINGS INCORPORATED+<<                                      1,111,940
          32,900  GABELLI ASSET MANAGEMENT INCORPORATED CLASS A<<                           1,596,308

                                                                                            2,708,248
                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
TEXTILE MILL PRODUCTS - 0.94%
         194,800  ALBANY INTERNATIONAL CORPORATION CLASS A                                                   $   6,849,168
                                                                                                             -------------

TRANSPORTATION BY AIR - 1.87%
         207,700  EGL INCORPORATED+<<                                                                            6,208,153
         140,300  JETBLUE AIRWAYS CORPORATION+<<                                                                 3,257,766
         392,400  NORTHWEST AIRLINES CORPORATION+<<                                                              4,288,932

                                                                                                                13,754,851
                                                                                                             -------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.54%
         140,200  AIRGAS INCORPORATED                                                                            3,716,702
         362,600  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                  7,621,852

                                                                                                                11,338,554
                                                                                                             -------------

TOTAL COMMON STOCK (COST $502,684,954)                                                                         603,685,175
                                                                                                             -------------

INVESTMENT COMPANIES - 0.12%
          59,730  TECHNOLOGY INVESTMENT CAPITAL CORPORATION                                                        896,547

TOTAL INVESTMENT COMPANIES (COST $896,744)                                                                         896,547
                                                                                                             -------------

RIGHTS - 0.00%
          59,730  TECHNOLOGY INVESTMENT CAPITAL CORPORATION RIGHTS+                                                 29,865

TOTAL RIGHTS (COST $0)                                                                                              29,865
                                                                                                             -------------

COLLATERAL FOR SECURITIES LENDING - 10.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.46%
         530,227  FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                       530,227
       2,828,043  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                         2,828,043

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 9.66%
  47,000,000      MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT             2.20%        01/03/05         47,000,000
  24,000,000      BEAR STEARNS INTL ABS REPURCHASE AGREEMENT                      2.36         01/03/05         24,000,000

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $74,358,270)                                                    74,358,270
                                                                                                             -------------

SHORT-TERM INVESTMENTS - 7.62%

MUTUAL FUND - 7.62%
      55,999,069  WELLS FARGO MONEY MARKET TRUST~++                                                             55,999,069
                                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE

TOTAL SHORT-TERM INVESTMENTS (COST $55,999,069)                                                                 55,999,069
                                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $633,939,037)*                                     100.00%                                             $ 734,968,926
                                                         ======                                              =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $55,999,069.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $ 10,626,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 105.64% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
COMMON STOCK - 98.16%

CHEMICALS & ALLIED PRODUCTS - 53.48%
          46,610  ABBOTT LABORATORIES                                                                          $  2,174,356
          10,720  AMGEN INCORPORATED+                                                                               687,688
          13,470  BRISTOL-MYERS SQUIBB COMPANY                                                                      345,101
          37,070  ELAN CORPORATION PLC ADR+                                                                       1,010,157
          16,090  ELI LILLY & COMPANY                                                                               913,107
          68,160  GLAXOSMITHKLINE PLC                                                                             1,599,115
          42,817  IVAX CORPORATION+                                                                                 677,365
          27,550  MERCK & COMPANY INCORPORATED                                                                      885,457
          15,890  NEKTAR THERAPEUTICS+                                                                              321,614
           6,630  NITROMED INCORPORATED+                                                                            176,690
          32,520  NOVARTIS AG                                                                                     1,638,727
         118,380  PFIZER INCORPORATED                                                                             3,183,238
          10,320  SANOFI-SYNTHELABO SA+                                                                             824,814
          31,800  SCHERING-PLOUGH CORPORATION                                                                       663,984
          63,590  SMITH & NEPHEW PLC                                                                                650,721
          33,810  VION PHARMACEUTICALS INCORPORATED+                                                                158,569
          24,200  WYETH                                                                                           1,030,678
          17,700  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED                                                         689,207

                                                                                                                 17,630,588
                                                                                                               ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.16%
           7,290  AMYLIN PHARMACEUTICALS INCORPORATED+                                                              170,295
          12,020  GEN-PROBE INCORPORATED+                                                                           543,424

                                                                                                                    713,719
                                                                                                               ------------

HEALTH SERVICES - 10.08%
          24,820  BIOGEN IDEC INCORPORATED+                                                                       1,653,260
           8,740  CAREMARK RX INCORPORATED+                                                                         344,618
           4,340  COVANCE INCORPORATED+                                                                             168,175
           4,280  KINETIC CONCEPTS INCORPORATED+                                                                    326,564
           7,220  ROCHE HOLDING AG                                                                                  831,148

                                                                                                                  3,323,765
                                                                                                               ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.99%
           4,050  ALCON INCORPORATED                                                                                326,430
                                                                                                               ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.50%
           3,780  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                              163,447
                                                                                                               ------------

INSURANCE CARRIERS - 9.78%
           5,490  AETNA INCORPORATED                                                                                684,878
          15,310  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                           865,321
           9,770  UNITEDHEALTH GROUP INCORPORATED                                                                   860,053
           7,070  WELLPOINT INCORPORATED+                                                                           813,050

                                                                                                                  3,223,302
                                                                                                               ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 12.70%
          10,110  BAXTER INTERNATIONAL INCORPORATED                                                                 349,200
           5,000  BECKMAN COULTER INCORPORATED                                                                      334,950
           7,360  BIOMET INCORPORATED                                                                               319,350
           9,530  BOSTON SCIENTIFIC CORPORATION+                                                                    338,792
           7,990  C.R. BARD INCORPORATED                                                                            511,200
          31,300  DAIICHI PHARMACEUTICAL COMPANY LIMITED                                                            676,583
           5,350  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                     333,733

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          26,610  MEDTRONIC INCORPORATED                                                                      $   1,321,719

                                                                                                                  4,185,527
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 8.47%
          38,910  JOHNSON & JOHNSON                                                                               2,467,672
           9,100  TYCO INTERNATIONAL LIMITED                                                                        325,234

                                                                                                                  2,792,906
                                                                                                              -------------

TOTAL COMMON STOCK (COST $30,288,325)                                                                            32,359,684
                                                                                                              -------------

SHORT-TERM INVESTMENTS - 1.84%

MUTUAL FUND - 1.84%
         607,614  WELLS FARGO MONEY MARKET TRUST~++                                                                 607,614
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS (COST $607,614)                                                                        607,614
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $30,895,939)*                                      100.00%                                              $  32,967,298
                                                         ======                                               =============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $607,614.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCK - 79.94%

BUSINESS SERVICES - 40.76%
         168,600  AUTODESK INCORPORATED<<                                                                       $   6,398,370
          66,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                     2,793,780
             141  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                        4,379
          29,050  EBAY INCORPORATED+                                                                                3,377,934
          26,000  F5 NETWORKS INCORPORATED+                                                                         1,266,720
          33,940  GOOGLE INCORPORATED+<<                                                                            6,553,814
          15,780  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                1,093,712
          22,630  INTUIT INCORPORATED+                                                                                995,946
          34,260  MACROMEDIA INCORPORATED+                                                                          1,066,171
         171,140  MCAFEE INCORPORATED+                                                                              4,951,080
          48,030  MERCURY INTERACTIVE CORPORATION+<<                                                                2,187,766
          20,280  MICROSTRATEGY INCORPORATED CLASS A+                                                               1,221,870
          92,350  MONSTER WORLDWIDE INCORPORATED+                                                                   3,106,654
         158,950  NCR CORPORATION+                                                                                 11,004,108
          69,390  NETEASE.COM INCORPORATED ADR+<<                                                                   3,665,874
         168,370  RED HAT INCORPORATED+<<                                                                           2,247,740
           2,850  SAP AG<<                                                                                            125,999
         123,120  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+<<                                                       5,232,600
          15,110  SINA CORPORATION+<<                                                                                 484,427
         458,460  SUN MICROSYSTEMS INCORPORATED+                                                                    2,466,515
          63,100  TELVENT GIT SA+<<                                                                                   804,525
         175,310  TIBCO SOFTWARE INCORPORATED+                                                                      2,338,635
          60,500  TREND MICRO INCORPORATED                                                                          3,265,004
         224,980  VERISIGN INCORPORATED+                                                                            7,541,330
         205,120  YAHOO! INCORPORATED+<<                                                                            7,728,922

                                                                                                                   81,923,875
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.61%
          14,330  ELAN CORPORATION PLC ADR+<<                                                                         390,492
          89,880  IVAX CORPORATION+<<                                                                               1,421,902
          40,200  NEKTAR THERAPEUTICS+<<                                                                              813,648
          36,110  VICURON PHARMACEUTICALS INCORPORATED+<<                                                             628,675

                                                                                                                    3,254,717
                                                                                                              ---------------

COMMUNICATIONS - 3.30%
         129,900  AVAYA INCORPORATED+                                                                               2,234,280
         137,280  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                           2,682,451
       2,957,000  TENCENT HOLDINGS LIMITED+                                                                         1,769,019

                                                                                                                    6,685,750
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.49%
         162,160  ADVANCED MICRO DEVICES INCORPORATED+<<                                                            3,570,763
          69,690  BROADCOM CORPORATION CLASS A+<<                                                                   2,249,593
         256,660  COMVERSE TECHNOLOGY INCORPORATED+<<                                                               6,275,337
          20,440  CYPRESS SEMICONDUCTOR+                                                                              239,761
           7,930  INTERNATIONAL RECTIFIER CORPORATION+                                                                353,440

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         257,180  MARVELL TECHNOLOGY GROUP LIMITED+<<                                                         $     9,122,175
          66,210  NATIONAL SEMICONDUCTOR CORPORATION                                                                1,188,470
          24,560  NETWORK APPLIANCE INCORPORATED+                                                                     815,883
          11,000  NINTENDO COMPANY LIMITED                                                                          1,381,575
          56,600  POWERWAVE TECHNOLOGIES+<<                                                                           479,968
          25,990  QUALCOMM INCORPORATED                                                                             1,101,976
          74,800  RESEARCH IN MOTION LIMITED+<<                                                                     6,165,016
          17,060  TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                                              537,219

                                                                                                                   33,481,176
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.47%
          47,150  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                            1,101,424
          84,350  GREENFIELD ONLINE INCORPORATED+<<                                                                 1,854,856

                                                                                                                    2,956,280
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.29%
          11,500  SOFTBANK CORPORATION                                                                                560,018
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.89%
          96,420  APPLE COMPUTER INCORPORATED+                                                                      6,209,448
          16,110  COOPER CAMERON CORPORATION+                                                                         866,879
         163,170  EMC CORPORATION+                                                                                  2,426,338
          42,900  JUNIPER NETWORKS INCORPORATED+<<                                                                  1,166,451
          17,520  NATIONAL-OILWELL INCORPORATED+<<                                                                    618,281
           8,050  NCSOFT CORPORATION+                                                                                 651,652

                                                                                                                   11,939,049
                                                                                                              ---------------

INSURANCE CARRIERS - 0.20%
           6,770  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                             382,640
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.88%
          15,310  GUIDANT CORPORATION                                                                               1,103,851
          74,300  INPUT OUTPUT INCORPORATED+<<                                                                        656,812

                                                                                                                    1,760,663
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.64%
          56,090  JOHNSON & JOHNSON                                                                                 3,557,228
         107,050  TYCO INTERNATIONAL LIMITED                                                                        3,825,967

                                                                                                                    7,383,195
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.45%
          20,200  AMAZON.COM INCORPORATED+                                                                            894,658
                                                                                                              ---------------

MOTION PICTURES - 0.02%
             350  DREAMWORKS ANIMATION SKG INCORPORATED+                                                               13,129
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
OIL & GAS EXTRACTION - 3.60%
          54,180  HALLIBURTON COMPANY                                                                             $    2,126,023
          11,960  NABORS INDUSTRIES LIMITED+<<                                                                           613,428
          21,070  SCHLUMBERGER LIMITED<<                                                                               1,410,637
          39,500  TRANSOCEAN INCORPORATED+                                                                             1,674,405
          28,590  WEATHERFORD INTERNATIONAL LIMITED+                                                                   1,466,667

                                                                                                                       7,291,160
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 1.34%
          26,160  UNITED TECHNOLOGIES CORPORATION                                                                      2,703,636
                                                                                                                  --------------

TOTAL COMMON STOCK (COST $128,286,846)                                                                               161,229,946
                                                                                                                  --------------


CONTRACTS                                                                      STRIKE PRICE    EXPIRATION DATE         VALUE
OPTIONS - 0.19%
           209  BIOTECH INDEX 540.0 CALL FEB 19 2005+                               $540         02/19/2005              367,840

TOTAL OPTIONS (PREMIUMS RECEIVED $523,127)                                                                               367,840
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 17.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS -  2.63%
         619,264  FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                             619,264
       4,731,571  SHORT TERM INVESTMENTS CO. LIQUID ASSETS PORTFOLIO                                                   4,731,571

                                                                                                                       5,350,835
                                                                                                                  --------------


PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS -  15.27%

      15,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT              2.20%       01/03/2005           15,000,000

      16,000,000  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT      2.36        01/03/2005           16,000,000

                                                                                                                      31,000,000

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $36,350,835)                                                          36,350,835
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 2.58%

MUTUAL FUND - 2.58%
       5,230,448  WELLS FARGO MONEY MARKET TRUST~++                                                                    5,230,448
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,230,448)                                                                         5,230,448
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $170,391,256)*                                     100.00%                                                  $  203,179,069
                                                         ======                                                   ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,230,448.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $ 7,961,200. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.63% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

CONTRACTS         SECURITY NAME                                                 STRIKE PRICE      EXPIRATION       VALUE
WRITTEN OPTIONS - (0.16%)
           (677)  APPLE COMPUTER INCORPORATED 65.0 CALL  JAN 26 2005+              $ 65           01/26/2005   $      (3,385)
           (209)  BIOTECH INDEX 580.0 CALL FEB 19 2005+                             580           02/19/2005         (48,070)
           (347)  NETEASE.COM 55.0 CALL MAR 19 2005+                                 55           03/19/2005        (111,040)
           (204)  SHANDA INTERACT 35.0 CALL MAR 19 2005+                             35           03/19/2005        (179,520)

TOTAL WRITTEN OPTIONS (COST $0)                                                                                     (342,015)
                                                                                                               -------------

PRINCIPAL                                                                                                          VALUE

SHORT SALES - (0.45%)
       (45,000) APPLIED MATERIALS INCORPORATED+                                                                     (769,500)
          (740) SAMSUNG ELECTRONICS GDR+!                                                                           (161,017)

TOTAL SHORT SALES (COST $(879,801))                                                                                 (930,517)
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
COMMON STOCK - 83.03%

AGRICULTURAL SERVICES - 0.55%
          32,832  VCA ANTECH INCORPORATED+<<                                    $    643,507
                                                                                ------------

AMUSEMENT & RECREATION SERVICES - 2.07%
          27,958  GAYLORD ENTERTAINMENT COMPANY+                                   1,161,096
          11,500  PENN NATIONAL GAMING INCORPORATED+                                 696,325
          16,183  WMS INDUSTRIES INCORPORATED+<<                                     542,778

                                                                                   2,400,199
                                                                                ------------

APPAREL & ACCESSORY STORES - 0.76%
          23,900  CHILDRENS PLACE RETAIL STORES INCORPORATED+<<                      885,017
                                                                                ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.51%
          36,667  RUSH ENTERPRISES INCORPORATED+                                     595,105
                                                                                ------------

BUSINESS SERVICES - 21.16%
          35,632  ALLIANCE DATA SYSTEMS CORPORATION+                               1,691,807
         131,592  AUTOBYTEL INCORPORATED+                                            794,816
         160,916  CNET NETWORKS INCORPORATED+                                      1,807,087
          39,000  CONCUR TECHNOLOGIES INCORPORATED+                                  347,490
          95,700  FINDWHAT.COM+<<                                                  1,696,761
          10,815  FIRST ADVANTAGE CORPORATION+                                       220,626
          72,491  GEVITY HR INCORPORATED                                           1,490,415
         223,770  HYPERCOM CORPORATION+                                            1,324,719
          26,400  INFOSPACE INCORPORATED+                                          1,255,320
          82,889  INTERSECTIONS INCORPORATED+                                      1,429,835
          10,600  IPAYMENT INCORPORATED+                                             524,912
         313,390  IVILLAGE INCORPORATED+                                           1,936,750
          52,000  LABOR READY INCORPORATED+                                          879,840
          93,770  OPEN SOLUTIONS INCORPORATED+                                     2,434,269
         108,011  QUEST SOFTWARE INCORPORATED+<<                                   1,722,776
          97,100  SAPIENT CORPORATION+                                               768,061
          23,217  SI INTERNATIONAL INCORPORATED+                                     714,155
         140,286  TIBCO SOFTWARE INCORPORATED+                                     1,871,415
          41,192  TNS INCORPORATED+                                                  900,045
          39,484  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+               783,757

                                                                                  24,594,856
                                                                                ------------

CHEMICALS & ALLIED PRODUCTS - 9.77%
          57,200  ANDRX CORPORATION+                                               1,248,676
          16,694  BONE CARE INTERNATIONAL INCORPORATED+                              464,928
           2,262  ENCYSIVE PHARMACEUTICALS INCORPORATED+                              22,462
          23,300  EYETECH PHARMACEUTICALS INCORPORATED+<<                          1,060,150
          29,595  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                        677,429
          63,228  INSPIRE PHARMACEUTICALS INCORPORATED+                            1,060,334
          13,000  MARTEK BIOSCIENCES CORPORATION+                                    665,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          57,320  MEDICINES COMPANY+                                            $   1,650,816
          35,200  NEKTAR THERAPEUTICS+                                                712,448
          28,950  NEUROCRINE BIOSCIENCES INCORPORATED+                              1,427,235
          19,477  NITROMED INCORPORATED+<<                                            519,062
          21,200  OLIN CORPORATION                                                    466,824
          39,300  TANOX INCORPORATED+<<                                               597,360
          23,000  USANA HEALTH SCIENCES INCORPORATED+<<                               786,600

                                                                                   11,359,924
                                                                                -------------

COMMUNICATIONS - 4.58%
          60,900  ALAMOSA HOLDINGS INCORPORATED+<<                                    759,423
          34,631  ALVARION LIMITED+                                                   459,899
          16,900  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                            583,050
          39,220  NII HOLDINGS INCORPORATED CLASS B+                                1,860,989
         232,906  UBIQUITEL INCORPORATED+                                           1,658,291

                                                                                    5,321,652
                                                                                -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.15%
          28,252  DYCOM INDUSTRIES INCORPORATED+                                      862,251
          58,700  QUANTA SERVICES INCORPORATED+                                       469,600

                                                                                    1,331,851
                                                                                -------------

DEPOSITORY INSTITUTIONS - 1.43%
          28,600  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                      662,948
          11,900  FIDELITY BANKSHARES INCORPORATED                                    508,844
           9,200  FIRST REPUBLIC BANK                                                 487,600

                                                                                    1,659,392
                                                                                -------------

EATING & DRINKING PLACES - 0.57%
          20,900  RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<                      665,874
                                                                                -------------

EDUCATIONAL SERVICES - 1.24%
          32,800  LAUREATE EDUCATION INCORPORATED+                                  1,446,152
                                                                                -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 3.99%
          11,430  COMTECH TELECOMMUNICATIONS CORPORATION+                             429,882
          69,756  HEXEL CORPORATION+                                                1,011,462
          16,600  MERCURY COMPUTER SYSTEMS INCORPORATED+                              492,688
          55,407  NMS COMMUNICATIONS CORPORATION+                                     349,618
          28,700  OMNIVISION TECHNOLOGIES INCORPORATED+<<                             526,645
          58,472  PIXELWORKS INCORPORATED+                                            663,073
          23,600  RAYOVAC CORPORATION+                                                721,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (continued)
          47,745  UNIVERSAL DISPLAY CORPORATION+<<                              $     429,705

                                                                                    4,624,289
                                                                                -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.02%
          13,110  CAMBRIDGE DISPLAY TECHNOLOGY INCORPORATED+<<                        149,192
          14,700  CORPORATE EXECUTIVE BOARD COMPANY                                   984,018
          92,407  NAVIGANT CONSULTING INCORPORATED+                                 2,458,026
          12,489  RESOURCES CONNECTION INCORPORATED+<<                                678,278
          16,200  RIGEL PHARMACEUTICALS INCORPORATED+<<                               395,604

                                                                                    4,665,118
                                                                                -------------

HEALTH SERVICES - 2.89%
          23,728  COVANCE INCORPORATED+                                               919,460
          53,900  KINDRED HEALTHCARE INCORPORATED+<<                                1,614,305
          21,057  MATRIA HEALTHCARE INCORPORATED+<<                                   822,697

                                                                                    3,356,462
                                                                                -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.47%
           9,115  CHOICE HOTELS INTERNATIONAL INCORPORATED                            528,670
          21,500  STATION CASINOS INCORPORATED                                      1,175,620

                                                                                    1,704,290
                                                                                -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.00%
          24,344  ACTUANT CORPORATION CLASS A+                                      1,269,540
          18,939  ENGINEERED SUPPORT SYSTEMS INCORPORATED                           1,121,567
          46,300  GARDNER DENVER INCORPORATED+                                      1,680,227
          26,700  TRANSACT TECHNOLOGIES INCORPORATED+                                 570,312

                                                                                    4,641,646
                                                                                -------------

INSURANCE CARRIERS - 1.07%
          39,070  PRIMUS GUARANTY LIMITED+<<                                          640,357
          18,700  WELLCARE HEALTH PLANS INCORPORATED+                                 607,750

                                                                                    1,248,107
                                                                                -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 4.84%
          47,900  ADVANCED MEDICAL OPTICS INCORPORATED+<<                           1,970,606
          58,128  DJ ORTHOPEDICS INCORPORATED+                                      1,245,102
          84,900  PERKINELMER INCORPORATED                                          1,909,401
          20,800  PHOTON DYNAMICS INCORPORATED+                                       505,024

                                                                                    5,630,133
                                                                                -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.39%
          60,800  IDENTIX INCORPORATED+                                               448,704
                                                                                -------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
MISCELLANEOUS RETAIL - 3.58%
         167,955  MARVEL ENTERPRISES INCORPORATED+<<                            $   3,439,718
          30,600  PRICELINE.COM INCORPORATED+<<                                       721,854

                                                                                    4,161,572
                                                                                -------------

MOTION PICTURES - 0.76%
          83,200  LIONS GATE ENTERTAINMENT CORPORATION+<<                             883,584
                                                                                -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.95%
          57,566  SIRVA INCORPORATED+                                               1,106,419
                                                                                -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.16%
         194,500  E-LOAN INCORPORATED+<<                                              657,410
          15,000  WESTCORP                                                            688,950

                                                                                    1,346,360
                                                                                -------------

OIL & GAS EXTRACTION - 0.56%
          17,366  PATINA OIL & GAS CORPORATION                                        651,225
                                                                                -------------

PERSONAL SERVICES - 0.27%
          12,428  JACKSON HEWITT TAX SERVICE INCORPORATED                             313,807
                                                                                -------------

RAILROAD TRANSPORTATION - 0.71%
          29,449  GENESEE & WYOMING INCORPORATED+                                     828,400
                                                                                -------------

REAL ESTATE - 2.79%
          96,689  CB RICHARD ELLIS GROUP INCORPORATED+                              3,243,916
                                                                                -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.44%
           9,859  TREX COMPANY INCORPORATED+<<                                        517,006
                                                                                -------------

TRANSPORTATION EQUIPMENT - 0.62%
          10,500  OSHKOSH TRUCK CORPORATION                                           717,990
                                                                                -------------

TRANSPORTATION SERVICES - 0.54%
          12,000  HUB GROUP INCORPORATED CLASS A+                                     626,640
                                                                                -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.59%
          25,900  AIRGAS INCORPORATED                                                 686,609
                                                                                -------------

WHOLESALE TRADE-DURABLE GOODS - 3.60%
          55,000  BLUELINX HOLDINGS INCORPORATED+<<                                   795,850
          58,698  HUGHES SUPPLY INCORPORATED                                        1,898,881
          49,730  PSS WORLD MEDICAL INCORPORATED+                                     622,371


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
          34,931  WEST MARINE INCORPORATED+<<                                                                   $    864,542

                                                                                                                   4,181,644
                                                                                                                ------------

TOTAL COMMON STOCK (COST $83,592,834)                                                                             96,487,450
                                                                                                                ------------

COLLATERAL FOR SECURITIES LENDING - 14.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.82%
          34,354  FEDERATED INVESTORS PRIME OBILIGATIONS FUND                                                         34,354
       2,112,383  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                           2,112,383

                                                                                                                   2,146,737
                                                                                                                ------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 14.14%
       8,000,000  MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT                  2.20%      01/03/2005       8,000,000
       7,000,000  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT        2.36       01/03/2005       7,000,000

                                                                                                                  15,000,000
                                                                                                                ------------

TOTAL COLLATERAL FOR SECURITIES LENDING **(COST $17,146,737)                                                      17,146,737
                                                                                                                ------------

WARRANTS - 0.00%
           2,851  TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+(A)                                       28

TOTAL WARRANTS (COST $0)                                                                                                  28
                                                                                                                ------------

SHORT-TERM INVESTMENTS - 2.22%
SHARES            SECURITY NAME                                                                                  VALUE

MUTUAL FUND - 2.22%
       2,582,299  WELLS FARGO MONEY MARKET TRUST~++                                                                2,582,299
                                                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,582,299)                                                                     2,582,299
                                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $103,321,870)*                                     100.00%                                                $116,216,514
                                                         ======                                                 ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,582,299.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,672,000. THE TOTAL COLLATERAL RECEIVED REPRESENTS 105.46% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCK - 96.09%

ARGENTINA - 1.08%
          72,100  GRUPO FINANCIERO GALICIA SA ADR (FINANCIAL SERVICES)                                        $      617,897
          87,800  SIDERAR SAIC CLASS A (PRIMARY METAL INDUSTRIES)                                                    574,503

                                                                                                                   1,192,400
                                                                                                              --------------

BRAZIL - 17.01%
          49,200  ALL AMERICA LATINA LOGISTICA (RAILROAD TRANSPORTATION)+                                          1,463,404
          58,000  BANCO DO BRASIL SA (DEPOSITORY INSTITUTIONS)                                                       709,714
          15,500  BANCO ITAU HOLDING FINANCEIRA SA ADR (DEPOSITORY INSTITUTIONS)                                   1,165,135
          30,900  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                         1,574,664
     109,876,000  CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (ELECTRIC, GAS & SANITARY SERVICES)               1,621,664
          25,200  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                         645,120
          33,600  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                       824,544
          76,344  COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL INDUSTRIES)                                     1,459,906
          94,000  COMPANHIA VALE DO RIO DOCE PREFERREDA (METAL MINING)                                             2,270,369
         144,600  MARCOPOLO SA PREFERRED (TRANSPORTATION EQUIPMENT)                                                  372,388
          61,700  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                      1,800,358
          61,500  PETROLEO BRASILEIRO SA ADR (OIL & GAS EXTRACTION)                                                2,446,470
          30,500  PETROLEO BRASILEIRO SA PREFERRED ADR (OIL & GAS EXTRACTION)                                      1,104,405
         138,900  RANDOM SA IMPLEMENTOS E PARTICIPACOES PREFERRED (AUTOMOTIVE REPAIR, SERVICES & PARKING)            390,656
          56,300  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                             949,781

                                                                                                                  18,798,578
                                                                                                              --------------

CHILE - 1.05%
          27,800  EMBOTELLADORA ANDINA SA ADR (FOOD & KINDRED PRODUCTS)                                              361,678
          68,500  ENERSIS SA ADR (ELECTRIC, GAS & SANITARY SERVICES)                                                 582,935
       2,005,400  MADECO SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                211,816

                                                                                                                   1,156,429
                                                                                                              --------------

CHINA - 1.51%
       1,510,400  CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)                                                 553,815
           8,500  SHANDA INTERACTIVE ENTERTAINMENT LIMITED (BUSINESS SERVICES)+                                      361,250
          50,000  TONG REN TANG TECHNOLOGIES COMPANY LIMITED CLASS H (HEALTH SERVICES)                               109,679
         453,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                     646,918

                                                                                                                   1,671,662
                                                                                                              --------------

CZECH REPUBLIC - 1.11%
          21,738  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                         359,407
          32,100  CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)                                                         489,759
           2,600  KOMERCNI BANKA (FINANCIAL SERVICES)                                                                380,971

                                                                                                                   1,230,137
                                                                                                              --------------

HONG KONG - 5.48%
       1,462,000  CHINA EASTERN AIRLINES CORPORATION LIMITED CLASS H (TRANSPORTATION BY AIR)+                        321,641
         251,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                  852,603
       1,602,000  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                           395,724
       3,746,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                               1,542,218
         368,000  CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H (PETROLEUM REFINING &
                  RELATED INDUSTRIES)                                                                                326,682
         118,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                       335,508
       1,542,000  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                            828,264
         158,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 327,274
         970,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  517,902
       1,000,000  SHANGHAI FORTE LAND COMPANY LIMITED CLASS H (REAL ESTATE)                                          350,586

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
HONG KONG (continued)
         596,600  VICTORY CITY INTERNATIONAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                $      251,375

                                                                                                                   6,049,777
                                                                                                              --------------

HUNGARY - 1.57%
           8,300  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                              583,722
          37,500  OTP BANK RIGHTS (FINANCIAL SERVICES)                                                             1,155,764

                                                                                                                   1,739,486
                                                                                                              --------------

INDIA - 4.04%
          48,600  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                       378,671
          16,100  HDFC BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                    730,296
         105,100  OIL AND NATURAL GAS CORPORATION LIMITED (OIL & GAS EXTRACTION)                                   1,981,475
          19,500  RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)!                                         499,590
          71,000  RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          871,861

                                                                                                                   4,461,893
                                                                                                              --------------

INO - 1.04%
       2,201,400  PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)                                                   1,144,277
                                                                                                              --------------

ISRAEL - 1.71%
         273,000  BANK HAPOALIM LIMITED (FINANCIAL SERVICES)                                                         920,743
         354,366  BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)                                                     967,124

                                                                                                                   1,887,867
                                                                                                              --------------

KOREA (SOUTH) - 13.54%
          22,600  HYUNDAI MOBIS (TRANSPORTATION EQUIPMENT)                                                         1,429,965
           9,070  KOREAN AIR LINES COMPANY LIMITED (TRANSPORTATION BY AIR)+                                          165,156
          16,900  LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                              1,046,455
          12,270  POSCO (PRIMARY METAL INDUSTRIES)                                                                 2,216,470
          14,380  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                       6,257,911
          96,620  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                     2,184,030
           1,900  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             522,170
           4,180  SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                        795,460
          15,600  SK TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                    347,100

                                                                                                                  14,964,717
                                                                                                              --------------

LUXEMBOURG - 0.50%
          11,300  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            552,570
                                                                                                              --------------

MALAYSIA - 5.18%
         940,700  COMMERCE ASSET-HOLDING BERHAD (FINANCIAL SERVICES)                                               1,163,497
         268,900  MALAYAN BANKING BERHAD (DEPOSITORY INSTITUTIONS)                                                   835,005
         150,200  MALAYSIA INTERNATIONAL SHIPPING CORPORATION BERHAD (FOREIGN REGISTERED) (MOTOR FREIGHT
                  TRANSPORTATION & WAREHOUSING)                                                                      604,753
         814,771  PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                     1,629,542
         565,900  RESORTS WORLD BERHAD (CONSUMER SERVICES)                                                         1,489,211

                                                                                                                   5,722,008
                                                                                                              --------------

MEXICO - 6.79%
         141,100  ALFA SA (WHOLESALE TRADE NON-DURABLE GOODS)                                                        721,513
          26,350  CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            959,403

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MEXICO (continued)
          27,500  DESARROLLADORA HOMEX SA DE CV (REAL ESTATE)+                                                $      650,375
         514,377  GRUPO MEXICO SA SERIES B (METAL MINING)+                                                         2,595,650
         263,700  HYLSAMEX SA DE CV CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)+                                                                                        788,001
          93,743  HYLSAMEX SA DE CV CLASS L (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)+                                                                                        283,323
          18,400  TELEFONOS DE MEXICO SA DE CV ADR SERIES L (COMMUNICATIONS)                                         705,088
         233,900  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)+                                           803,657

                                                                                                                   7,507,010
                                                                                                              --------------

PERU - 0.44%
          21,400  CIA DE MINAS BUENAVENTUR ADR (PRIMARY METAL INDUSTRIES)                                            490,060
                                                                                                              --------------

PHILIPPINES - 1.81%
       6,397,500  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                       832,103
         790,300  BANCO DE ORO (DEPOSITORY INSTITUTIONS)+                                                            373,148
          31,700  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY ADR (COMMUNICATIONS)+                                   790,281

                                                                                                                   1,995,532
                                                                                                              --------------

POLAND - 0.58%
          50,900  POLSKI KONCERN NAFTOWY ORLEN SA (PETROLEUM REFINING & RELATED INDUSTRIES)                          642,325
                                                                                                              --------------

RUSSIA - 1.45%
          11,400  AO VIMPELCOM ADR (COMMUNICATIONS)+                                                                 411,996
           5,200  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                  631,280
           4,000  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                            554,040

                                                                                                                   1,597,316
                                                                                                              --------------

SINGAPORE - 0.25%
         295,000  PEOPLES FOOD HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                            271,073
                                                                                                              --------------

SOUTH AFRICA - 14.62%
          54,200  ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                       731,069
          61,100  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                                  3,278,007
         484,600  FIRSTRAND LIMITED (DEPOSITORY INSTITUTIONS)                                                      1,148,331
          40,800  HARMONY GOLD MINING COMPANY LIMITED ADR (METAL MINING)                                             378,216
          53,500  LEWIS GROUP LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                              370,357
         311,200  METROPOLITAN HOLDINGS LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                602,100
         317,400  MTN GROUP LIMITED (COMMUNICATIONS)                                                               2,450,748
          27,600  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         367,428
         525,500  SANLAM LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                             1,212,603
          25,200  SAPPI LIMITED (PAPER & ALLIED PRODUCTS)                                                            371,262
          28,200  SASOL NPV (COAL MINING)                                                                            605,671
         213,700  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                            2,495,933
         415,400  STEINHOFF INTERNATIONAL HOLDINGS LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                  929,051
          48,400  TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                                                       841,926
         122,600  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                       372,125

                                                                                                                  16,154,827
                                                                                                              --------------

TAIWAN - 10.43%
         158,713  ASUSTEK COMPUTER (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                         423,200
         438,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                     898,391
       2,243,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (FINANCIAL SERVICES)                               2,682,540
         151,000  CHUNGHWA TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                  297,807
         319,060  FORMOSA PLASTICS CORPORATION (REAL ESTATE)                                                         548,715
         281,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                       1,303,471
         223,453  QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY STORES)                                          401,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
TAIWAN (continued)
         923,000  SILICONWARE PRECISION INDUSTRIES COMPANY (SEMICONDUCTORS)                                   $      763,099
         409,000  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)           605,304
       1,845,386  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                              2,940,738
         630,000  WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)                                                    658,031

                                                                                                                  11,523,216
                                                                                                              --------------

THAILAND - 2.39%
         217,900  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)          622,572
         383,900  BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (FINANCIAL SERVICES)                    1,126,502
         125,800  SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                      893,714

                                                                                                                   2,642,788
                                                                                                              --------------

TURKEY - 2.51%
     340,722,000  AKBANK TAS (DEPOSITORY INSTITUTIONS)                                                             2,109,773
      77,180,600  HACI OMER SABANCI HOLDING AS (HOLDING & OTHER INVESTMENT OFFICES)                                  300,481
      35,645,000  TUPRAS-TURKIYE PETROL RAFINERILERI AS (ENERGY)                                                     362,133

                                                                                                                   2,772,387
                                                                                                              --------------

TOTAL COMMON STOCK (COST $77,546,947)                                                                            106,168,335
                                                                                                              --------------

PREFERRED STOCKS - 1.06%
         507,000  CAEMI MINERACAO E METALURGICA SA PREFERRED+                                                        435,226
      23,800,000  LOJAS AMERICANAS SA PREFERRED                                                                      363,810
      19,700,000  ULTRAPAR PARTICICIPACOES SA PREFERRED                                                              378,276

TOTAL PREFERRED STOCKS (COST $929,715)                                                                             1,177,312
                                                                                                              --------------

SHORT-TERM INVESTMENTS - 2.85%

MUTUAL FUND - 2.85%
       3,144,872  WELLS FARGO MONEY MARKET TRUST~++                                                                3,144,872
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,144,872)                                                                     3,144,872
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $81,621,534)*                                      100.00%                                              $  110,490,519
                                                         ======                                               ==============

+     NON-INCOME EARNING SECURITIES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,144,872.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
COMMON STOCK - 92.27%

ARGENTINA - 4.32%
       1,183,400  GRUPO FINANCIERO GALICIA SA ADR (FINANCIAL SERVICES)                                       $ 10,141,738
                                                                                                             ------------

BRAZIL - 32.14%
         289,600  ALL AMERICA LATINA LOGISTICA (RAILROAD TRANSPORTATION)+                                       8,613,855
          90,900  BANCO ITAU HOLDING FINANCEIRA SA ADR (DEPOSITORY INSTITUTIONS)                                6,832,953
         192,700  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                      9,819,992
     208,000,000  CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (ELECTRIC, GAS & SANITARY SERVICES)            3,069,879
         178,100  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                  4,370,574
         548,512  COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL INDUSTRIES)                                 10,489,045
         288,600  COMPANHIA VALE DO RIO DOCE PREFERREDA (METAL MINING)                                          6,970,516
         554,400  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                  16,176,958
         230,600  PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)                                                 9,173,268

                                                                                                               75,517,040
                                                                                                             ------------

HONG KONG - 2.01%
       9,018,000  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                      2,227,612
       1,208,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            2,502,194

                                                                                                                4,729,806
                                                                                                             ------------

KOREA (SOUTH) - 6.69%
          68,660  KOREAN AIR LINES COMPANY LIMITED (TRANSPORTATION BY AIR)+                                     1,250,233
          36,130  POSCO (PRIMARY METAL INDUSTRIES)                                                              6,526,574
         322,290  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                  7,285,149
           2,374  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                          652,437

                                                                                                               15,714,393
                                                                                                             ------------

MEXICO - 14.09%
         210,000  DESARROLLADORA HOMEX SA DE CV (REAL ESTATE)+                                                  4,966,500
       3,420,172  GRUPO MEXICO SA SERIES B (METAL MINING)+                                                     17,258,875
       3,638,400  HYLSAMEX SA DE CV CLASS B (PRIMARY METAL INDUSTRIES)+                                        10,872,441

                                                                                                               33,097,816
                                                                                                             ------------

SOUTH AFRICA - 20.44%
         219,578  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                              11,780,333
       2,871,300  FIRSTRAND LIMITED (DEPOSITORY INSTITUTIONS)                                                   6,803,968
       1,500,100  MTN GROUP LIMITED (COMMUNICATIONS)                                                           11,582,756
         946,300  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                        11,052,415
       1,954,500  STEINHOFF INTERNATIONAL HOLDINGS LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)             4,371,280
         804,100  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                  2,440,667

                                                                                                               48,031,419
                                                                                                             ------------

TAIWAN - 9.53%
       4,285,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (FINANCIAL SERVICES)                            5,124,692
       1,710,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                    7,932,155
       3,703,000  SILICONWARE PRECISION INDUSTRIES COMPANY (SEMICONDUCTORS)                                     3,061,489
       1,960,000  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)      2,900,726
       3,239,000  WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)                                               3,383,115

                                                                                                               22,402,177
                                                                                                             ------------

TURKEY - 3.05%
   1,161,113,000  AKBANK TAS (DEPOSITORY INSTITUTIONS)                                                          7,189,688
                                                                                                             ------------

TOTAL COMMON STOCK (COST $163,498,232)                                                                        216,824,077
                                                                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO STOCK FUNDS                            DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                          VALUE
PREFERRED STOCKS - 1.29%
       3,518,900  CAEMI MINERACAO E METALURGICA SA PREFERRED+                       $  3,020,742

TOTAL PREFERRED STOCKS (COST $2,154,567)                                               3,020,742
                                                                                    ------------

SHORT-TERM INVESTMENTS - 6.44%

MUTUAL FUND - 6.44%
      15,131,936  WELLS FARGO MONEY MARKET TRUST~++                                   15,131,936
                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,131,936)                                       15,131,936
                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,784,735)*                                     100.00%                    $234,976,755
                                                         ======                     ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,131,936.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OVERSEAS FUND                          DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                VALUE

INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.00%
           N/A  WELLS FARGO OVERSEAS PORTFOLIO                              $    27,341

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $22,355)                  27,341
                                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $22,355)                                                100.00%       $    27,341
                                                             =======        ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Wells Fargo Funds Trust


                                         By:   /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President


                                         By:   /s/ Stacie D. DeAngelo

                                               Stacie D. DeAngelo
                                               Treasurer

Date: February 15, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          Wells Fargo Funds Trust


                                          By:   /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President


                                          By:   /s/ Stacie D. DeAngelo

                                                Stacie D. DeAngelo
                                                Treasurer

Date: February 15, 2005

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Wells Fargo Asset Allocation Fund, Wells Fargo Growth Balanced Fund, Wells Fargo Index Allocation Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo Strategic Growth Allocation Fund, Wells Fargo Strategic Income Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Diversified Small Cap Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Index Fund, Wells Fargo Growth Fund, Wells Fargo Growth Equity Fund, Wells Fargo Index Fund, Wells Fargo International Equity Fund, Wells Fargo Large Cap Appreciation Fund, Wells Fargo Large Cap Value Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Montgomery Emerging Markets Focus Fund, Wells Fargo Montgomery Institutional Emerging Markets Fund, Wells Fargo Montgomery Mid Cap Growth Fund, Wells Fargo Montgomery Small Cap Fund, Wells Fargo SIFE Specialized Financial Services Fund, Wells Fargo Small Cap Growth Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Specialized Health Sciences Fund, Wells Fargo Specialized Technology Fund and Wells Fargo Overseas Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  February 15, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Wells Fargo Asset Allocation Fund, Wells Fargo Growth Balanced Fund, Wells Fargo Index Allocation Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo Strategic Growth Allocation Fund, Wells Fargo Strategic Income Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Diversified Small Cap Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Index Fund, Wells Fargo Growth Fund, Wells Fargo Growth Equity Fund, Wells Fargo Index Fund, Wells Fargo International Equity Fund, Wells Fargo Large Cap Appreciation Fund, Wells Fargo Large Cap Value Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Montgomery Emerging Markets Focus Fund, Wells Fargo Montgomery Institutional Emerging Markets Fund, Wells Fargo Montgomery Mid Cap Growth Fund, Wells Fargo Montgomery Small Cap Fund, Wells Fargo SIFE Specialized Financial Services Fund, Wells Fargo Small Cap Growth Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Specialized Health Sciences Fund, Wells Fargo Specialized Technology Fund and Wells Fargo Overseas Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 15, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust